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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA	02116
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2004

Date of reporting period: July 31, 2004

Item 1.	Reports to Stockholders.

iShares®

2004 ANNUAL REPORT TO SHAREHOLDERS  |  JULY 31, 2004

iSHARES GOLDMAN SACHS SERIES

iSHARES MSCI SERIES

iSHARES NYSE SERIES

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

iSHARES MSCI EAFE INDEX FUND

iSHARES NYSE COMPOSITE INDEX FUND

iSHARES NYSE 100 INDEX FUND

To Our Shareholders:

Stock markets generally delivered positive returns during the twelve months ended July 31, 2004. Supporting market strength, economic indicators continue to improve, suggesting economic recovery and expansion. Healthy quarterly gross domestic product (GDP) beginning in the third quarter of 2003 contributed to the performance trend, and declining unemployment rates in 2004 provided additional encouragement. Corporate earnings levels also reflected improving conditions. In response to the improving economic climate, the Federal Reserve Board (the “Fed”) increased its key short-term interest rate to 1.25% at its June 30 meeting. The increase, which was widely expected on Wall Street, was the first in four years, raising the rate from a 46-year low of 1.00%.

Not all news was positive, though. Surging oil prices and continuing geopolitical unrest gave some investors cause for wariness. Late in the reporting period, however, additional data, including a rise in the consumer confidence level, an increase in manufacturing activity and higher business investment levels provided additional signs of an economy in recovery. While these signs are encouraging, there is no guarantee that more challenging conditions will not return.

The iShares® family of funds recently partnered with the New York Stock Exchange (the “NYSE”) and introduced two new funds based on NYSE indexes. The iShares NYSE Composite Index Fund provides broad-based exposure to common stocks, ADRs, real estate investment trusts and tracking stocks listed on the NYSE. The iShares NYSE 100 Index Fund offers exposure to the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. Launched in March, both Funds are included in this report.

As market conditions change, we encourage you to talk with your financial adviser about what blend of investments or asset allocation can best help you meet your financial goals. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings. Regardless of market conditions, a sound, disciplined investment plan is essential.

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

Lee T. Kranefuss
President and Chairman of the Board of Trustees
iShares Trust

SHAREHOLDER LETTER	1

Managers’ Discussion & Analysis

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

Performance as of 7/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/04			Inception to 7/31/04			Inception to 7/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.52%	8.55%	9.15%	(8.62)%	(8.62)%	(8.17)%	(26.31)%	(26.31)%	(25.04)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (3/19/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iShares Goldman Sachs Technology Index Fund	Goldman Sachs Technology Sector Index
3/13/2001	$10,000	$10,000
3/31/2001	$9,053	$9,054
4/30/2001	$10,776	$10,782
5/31/2001	$10,344	$10,353
6/30/2001	$10,362	$10,380
7/31/2001	$9,624	$9,641
8/31/2001	$8,369	$8,386
9/30/2001	$6,674	$6,689
10/31/2001	$7,741	$7,763
11/30/2001	$9,057	$9,086
12/31/2001	$8,894	$8,926
1/31/2002	$8,879	$8,916
2/28/2002	$7,690	$7,725
3/31/2002	$8,235	$8,275
4/30/2002	$7,219	$7,261
5/31/2002	$6,925	$6,965
6/30/2002	$5,943	$5,980
7/31/2002	$5,339	$5,375
8/31/2002	$5,269	$5,306
9/30/2002	$4,327	$4,359
10/31/2002	$5,269	$5,311
11/30/2002	$6,189	$6,240
12/31/2002	$5,285	$5,329
1/31/2003	$5,234	$5,284
2/28/2003	$5,313	$5,364
3/31/2003	$5,251	$5,304
4/30/2003	$5,798	$5,857
5/31/2003	$6,436	$6,511
6/30/2003	$6,417	$6,495
7/31/2003	$6,791	$6,867
8/31/2003	$7,254	$7,343
9/30/2003	$7,140	$7,235
10/31/2003	$7,845	$7,942
11/30/2003	$7,984	$8,095
12/31/2003	$8,119	$8,220
1/31/2004	$8,485	$8,606
2/29/2004	$8,242	$8,362
3/31/2004	$8,013	$8,132
4/30/2004	$7,531	$7,657
5/31/2004	$7,951	$8,082
6/30/2004	$8,148	$8,281
7/31/2004	$7,369	$7,496

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The iShares Goldman Sachs Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark of U.S.-traded technology-related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devices; electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. The Fund invests in a representative sample of securities in the Index that are selected by the investment adviser to have a similar investment profile as the Index. For the twelve months ended July 31, 2004 (the “reporting period”), the Fund returned 8.52%, and the Index returned 9.15%.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

As encouraging news on both the economic and corporate fronts offered cause for optimism, equity markets got off to a strong start during the reporting period. Third quarter 2003 gross domestic product (“GDP”) annual growth was reported at 8.2%, considerably higher than previous quarters and exceeding most analyst expectations. Fourth quarter 2003 annual growth was a more moderate, yet sustainable, 4.0%, followed by a 4.5% annual pace for the first quarter of 2004. Corporate earnings growth was also strong and consistent during the reporting period.

During the final months of the reporting period, however, returns dampened in response to mixed economic signs and continued geopolitical strife. Although some economic indicators, including consumer sentiment and capital goods spending, were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical concerns such as the Madrid bombings also dampened investor sentiment. Concerns about growth were replaced with concerns about inflation during the course of the reporting period, and investors seemingly anticipated that the Federal Reserve Board (the “Fed”) would raise interest rates. The Fed did, indeed, raise its key short-term interest rate at its June 30 meeting to 1.25%, an increase from the 46-year low of 1.00%. Despite the increase, however, the Fed stressed that it would take “a measured approach” to further rate hikes. In late July, economic data released by the Commerce Department revealed further mixed signals in the form of a tepid 3.0% annual GDP rate for the second quarter and a doubling in U.S. business investment to 8.9% from 4.2%. The increase in business investment was welcomed by the markets as a positive sign of economic growth.

The top ten holdings in the Fund represented approximately 51% of the net assets of the Fund as of July 31, 2004. Performance during the reporting period was mostly positive among the Fund’s ten largest holdings. Internet and wireless-related companies tended to be the better performers during the reporting period, while some of the largest technology bellwether stocks logged declines. Internet service giant Yahoo! Inc. led the way, followed by Qualcomm Inc. and eBay Inc. On the negative side, enterprise software bellwether Oracle Corp. posted a loss for the reporting period, as did Hewlett-Packard Co. and Intel Corp.

MANAGERS’ DISCUSSION & ANALYSIS	3

Managers’ Discussion & Analysis

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

Performance as of 7/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/04			Inception to 7/31/04			Inception to 7/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.98%	30.23%	30.89%	(9.27)%	(9.27)%	(8.69)%	(25.74)%	(25.74)%	(24.27)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iShares Goldman Sachs Networking Index Fund	Goldman Sachs Technology Industry Multimedia Networking Index
7/10/2001	$10,000	$10,000
7/31/2001	$10,468	$10,464
8/31/2001	$8,563	$8,698
9/30/2001	$6,575	$6,794
10/31/2001	$7,833	$7,911
11/30/2001	$9,100	$9,241
12/31/2001	$8,428	$8,511
1/31/2002	$8,150	$8,238
2/28/2002	$6,253	$6,324
3/31/2002	$6,792	$6,868
4/30/2002	$5,939	$6,002
5/31/2002	$5,493	$5,530
6/30/2002	$4,086	$4,117
7/31/2002	$3,604	$3,635
8/31/2002	$3,502	$3,534
9/30/2002	$2,651	$2,674
10/31/2002	$3,205	$3,235
11/30/2002	$4,507	$4,551
12/31/2002	$3,709	$3,749
1/31/2003	$4,064	$4,109
2/28/2003	$4,012	$4,060
3/31/2003	$3,970	$4,019
4/30/2003	$4,455	$4,510
5/31/2003	$5,479	$5,552
6/30/2003	$5,407	$5,485
7/31/2003	$5,713	$5,786
8/31/2003	$6,316	$6,402
9/30/2003	$6,495	$6,594
10/31/2003	$7,415	$7,527
11/30/2003	$7,635	$7,751
12/31/2003	$7,588	$7,706
1/31/2004	$9,526	$9,704
2/29/2004	$9,449	$9,620
3/31/2004	$8,643	$8,829
4/30/2004	$7,478	$7,645
5/31/2004	$8,177	$8,338
6/30/2004	$8,711	$8,911
7/31/2004	$7,426	$7,574

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The iShares Goldman Sachs Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark of U.S.-traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund invests in a representative sample of securities in the

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Index that are selected by the investment adviser to have a similar investment profile as the Index. For the twelve months ended July 31, 2004 (the “reporting period”), the Fund returned 29.98%, and the Index returned 30.89%.

U.S. markets got off to a strong start for the reporting period, buoyed by encouraging news on both economic and corporate fronts. Third quarter 2003 gross domestic product (“GDP”) annual growth was reported at 8.2%, considerably higher than previous quarters and exceeding most analyst expectations. Fourth quarter 2003 annual growth was a more moderate, yet sustainable, 4.0%, followed by a 4.5% annual pace for the first quarter of 2004. Corporate earnings growth was also strong and consistent during the reporting period.

During the final months of the reporting period, however, market strength slowed in response to mixed economic signs and continued geopolitical strife. Although some economic indicators, including consumer sentiment and capital goods spending, were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical events such as the Madrid bombings also dampened investor sentiment. As GDP growth levels improved, earlier concerns about slow growth were replaced with concerns about inflation, and many investors anticipated that the Federal Reserve Board (the “Fed”) would raise interest rates. The Fed did, indeed, raise its key short-term interest rate at its June 30 meeting to 1.25%, an increase from the 46-year low of 1.00%. Despite the increase, however, the Fed stressed that it would take “a measured approach” to further rate hikes. In late July, economic data released by the Commerce Department revealed further mixed signals in the form of a tepid 3.0% annual GDP rate for the second quarter and a doubling in U.S. business investment to 8.9% from 4.2%. The increase in business investment was welcomed by the markets as a positive sign of economic growth.

As equity markets advanced during the reporting period, technology stocks were some of the leaders. PC sales and global chip sales both climbed through much of the reporting period. Networking stocks as a group delivered some of the strongest returns for the reporting period.

The top ten holdings in the Fund represented approximately 71% of the net assets of the Fund as of July 31, 2004. Among the Fund’s ten largest holdings, performance was positive during the reporting period. Research in Motion Ltd., which designs, manufactures and markets wireless solutions for the worldwide mobile communications market, logged triple-digit gains as the mobile telecommunications sector improved. Wireless giant Qualcomm Inc., the largest holding in the Fund, posted strong gains during the reporting period, as did Motorola Inc., Broadcom Corp., and Lucent Technologies Inc. The most modest gains among the ten largest Fund holdings came from technology bellwether Cisco Systems Inc.

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

Performance as of 7/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/04			Inception to 7/31/04			Inception to 7/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.76%	4.77%	5.37%	(8.13)%	(8.17)%	(7.75)%	(22.86)%	(22.95)%	(21.88)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iShares Goldman Sachs Semiconductor Index Fund	Goldman Sachs Technology Industry Semiconductor Index
7/10/2001	$10,000	$10,000
7/31/2001	$11,261	$11,263
8/31/2001	$10,544	$10,550
9/30/2001	$7,296	$7,300
10/31/2001	$8,876	$8,885
11/30/2001	$10,349	$10,361
12/31/2001	$10,137	$10,145
1/31/2002	$10,571	$10,590
2/28/2002	$9,412	$9,433
3/31/2002	$10,891	$10,916
4/30/2002	$9,817	$9,842
5/31/2002	$9,097	$9,123
6/30/2002	$7,322	$7,345
7/31/2002	$6,341	$6,363
8/31/2002	$5,770	$5,793
9/30/2002	$4,504	$4,522
10/31/2002	$5,546	$5,569
11/30/2002	$6,923	$6,955
12/31/2002	$5,264	$5,289
1/31/2003	$5,051	$5,079
2/28/2003	$5,455	$5,486
3/31/2003	$5,327	$5,360
4/30/2003	$5,994	$6,031
5/31/2003	$6,923	$6,972
6/30/2003	$6,672	$6,723
7/31/2003	$7,363	$7,414
8/31/2003	$8,561	$8,628
9/30/2003	$7,940	$8,011
10/31/2003	$9,490	$9,574
11/30/2003	$9,996	$10,094
12/31/2003	$9,588	$9,676
1/31/2004	$9,893	$9,986
2/29/2004	$9,792	$9,898
3/31/2004	$9,413	$9,512
4/30/2004	$8,436	$8,541
5/31/2004	$9,300	$9,413
6/30/2004	$9,032	$9,141
7/31/2004	$7,714	$7,813

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The iShares Goldman Sachs Semiconductor Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark of U.S-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund invests in a representative sample of securities in the Index that are selected by the investment adviser to have a similar investment profile as the Index. For the twelve months ended July 31, 2004 (the “reporting period”), the Fund returned 4.76%, and the Index returned 5.37%.

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

U.S. markets got off to a strong start for the reporting period, buoyed by encouraging news on both economic and corporate fronts. Third quarter 2003 gross domestic product (“GDP”) annual growth was reported at 8.2%, considerably higher than previous quarters and exceeding most analyst expectations. Fourth quarter 2003 annual growth was a more moderate, yet sustainable, 4.0%, followed by a 4.5% annual pace for the first quarter of 2004. Corporate earnings growth was also strong and consistent during the reporting period.

During the final months of the reporting period, market strength slowed as investors seemingly attempted to interpret mixed economic signs and continued geopolitical strife. Although some economic indicators, including consumer sentiment and capital goods spending, were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical events such as the Madrid bombings also dampened investor sentiment. Concerns about growth were replaced with concerns about inflation, and investors seemingly anticipated that the Federal Reserve Board (the “Fed”) would raise interest rates. The Fed did, indeed, raise its key short-term interest rate at its June 30 meeting to 1.25%, an increase from the 46-year low of 1.00%. Despite the increase, however, the Fed stressed that it would take “a measured approach” to further rate hikes. In late July, economic data released by the Commerce Department revealed further mixed signals in the form of a tepid 3.0% annual GDP rate for the second quarter and a doubling in U.S. business investment to 8.9% from 4.2%. The increase in business investment was welcomed by the markets as a positive sign of economic growth.

The technology industry in general and the semiconductor industry in particular were relatively strong performers during the reporting period. However, the confusing economic conditions of the final months of the reporting period, as well as some cutbacks in capital spending, caused many semiconductor stocks to give back some of the robust gains they had made earlier in the period and posted more modest results.

The top ten holdings in the Fund represented approximately 61% of the net assets of the Fund as of July 31, 2004. Performance was mixed among the Fund’s ten largest holdings. Motorola Inc. and Broadcom Corp., which are involved in broadband and wireless-related technology solutions, delivered the most robust gains among the ten largest holdings for the reporting period. Maxim Integrated Products Inc., which designs and manufactures analog circuits, also posted healthy gains. Semiconductor company Applied Materials Inc., the largest weighting in the Fund, posted a decline during the reporting period, as did Italian-based STMicroelectronics NV.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

Performance as of 7/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/04			Inception to 7/31/04			Inception to 7/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.26%	7.29%	7.80%	(11.46)%	(11.46)%	(11.01)%	(31.09)%	(31.09)%	(30.02)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iShares Goldman Sachs Software Index Fund	Goldman Sachs Technology Industry Software Index
7/10/2001	$10,000	$10,000
7/31/2001	$9,829	$9,832
8/31/2001	$7,993	$7,998
9/30/2001	$6,069	$6,077
10/31/2001	$7,408	$7,426
11/30/2001	$8,795	$8,819
12/31/2001	$9,243	$9,269
1/31/2002	$9,367	$9,396
2/28/2002	$7,856	$7,885
3/31/2002	$8,390	$8,424
4/30/2002	$6,700	$6,731
5/31/2002	$6,112	$6,144
6/30/2002	$5,603	$5,633
7/31/2002	$4,807	$4,833
8/31/2002	$4,760	$4,788
9/30/2002	$4,190	$4,216
10/31/2002	$5,041	$5,075
11/30/2002	$5,922	$5,964
12/31/2002	$5,161	$5,196
1/31/2003	$5,297	$5,338
2/28/2003	$5,212	$5,253
3/31/2003	$5,041	$5,084
4/30/2003	$5,615	$5,665
5/31/2003	$6,307	$6,366
6/30/2003	$6,333	$6,401
7/31/2003	$6,425	$6,490
8/31/2003	$6,967	$7,047
9/30/2003	$6,859	$6,944
10/31/2003	$7,402	$7,485
11/30/2003	$7,386	$7,473
12/31/2003	$7,720	$7,808
1/31/2004	$7,868	$7,974
2/29/2004	$7,744	$7,848
3/31/2004	$7,730	$7,827
4/30/2004	$7,382	$7,493
5/31/2004	$7,557	$7,663
6/30/2004	$7,757	$7,873
7/31/2004	$6,891	$6,997

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The iShares Goldman Sachs Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark of U.S.-traded software-related stocks. The Index includes companies that are producers of client/server, enterprise software, Internet software, PC and entertainment software. The Fund invests in a representative sample of securities in the Index that are selected by the investment adviser to have a similar investment profile as the Index. For the twelve months ended July 31, 2004 (the “reporting period”), the Fund returned 7.26%, and the Index returned 7.80%.

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

U.S. markets got off to a strong start for the reporting period, buoyed by encouraging news on both economic and corporate fronts. Third quarter 2003 gross domestic product (“GDP”) annual growth was reported at 8.2%, considerably higher than previous quarters and exceeding most analyst expectations. Fourth quarter 2003 annual growth was a more moderate, yet sustainable, 4.0%, followed by a 4.5% annual pace for the first quarter of 2004. Corporate earnings growth was also strong and consistent during the reporting period.

During the final months of the reporting period, market strength slowed as investors seemingly attempted to interpret mixed economic signs and continued geopolitical strife. Although some economic indicators, including consumer sentiment and capital goods spending, were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical events such as the Madrid bombings also dampened investor sentiment. Concerns about growth were replaced with concerns about inflation, and investors seemingly anticipated that the Federal Reserve Board (the “Fed”) would raise interest rates. The Fed did, indeed, raise its key short-term interest rate at its June 30 meeting to 1.25%, an increase from the 46-year low of 1.00%. Despite the increase, however, the Fed stressed that it would take “a measured approach” to further rate hikes. In late July, economic data released by the Commerce Department revealed further mixed signals in the form of a tepid 3.0% annual GDP rate for the second quarter and a doubling in U.S. business investment to 8.9% from 4.2%. The increase in business investment was welcomed by the markets as a positive sign of economic growth.

For the technology sector, the improving conditions translated into increased demand. Software companies, in particular, benefited from the trend, with the group generally showing healthy gains.

The top ten holdings of the Fund represented approximately 61% of the net assets of the Fund as of July 31, 2004. Among the Fund’s ten largest holdings, performance was mixed. Symantec Corp. continued its upward trend, nearly doubling its share price during the reporting period. Adobe Systems Inc. rebounded during the reporting period. Electronic Arts Inc., which designs and produces interactive software games, also performed well. On the negative side, Veritas Software Corp., Intuit Inc., and Oracle Corp. all declined during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	9

Managers’ Discussion & Analysis

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

Performance as of 7/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/04			Inception to 7/31/04			Inception to 7/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.34%	36.35%	36.88%	9.47%	9.45%	9.94%	28.55%	28.47%	30.01%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/22/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iShares Goldman Sachs Natural Resources Index Fund	Goldman Sachs Natural Resources Sector Index
10/22/2001	$10,000	$10,000
10/31/2001	$9,898	$9,899
11/30/2001	$9,594	$9,594
12/31/2001	$10,045	$10,038
1/31/2002	$9,825	$9,822
2/28/2002	$10,254	$10,258
3/31/2002	$11,002	$11,009
4/30/2002	$10,662	$10,673
5/31/2002	$10,606	$10,621
6/30/2002	$10,202	$10,217
7/31/2002	$8,871	$8,888
8/31/2002	$9,021	$9,044
9/30/2002	$8,147	$8,168
10/31/2002	$8,299	$8,325
11/30/2002	$8,698	$8,730
12/31/2002	$8,739	$8,776
1/31/2003	$8,524	$8,564
2/28/2003	$8,654	$8,698
3/31/2003	$8,577	$8,624
4/30/2003	$8,675	$8,727
5/31/2003	$9,621	$9,685
6/30/2003	$9,632	$9,701
7/31/2003	$9,428	$9,498
8/31/2003	$9,999	$10,080
9/30/2003	$9,830	$9,913
10/31/2003	$10,152	$10,243
11/30/2003	$10,382	$10,479
12/31/2003	$11,679	$11,795
1/31/2004	$11,446	$11,564
2/29/2004	$12,076	$12,207
3/31/2004	$12,070	$12,206
4/30/2004	$11,841	$11,962
5/31/2004	$11,942	$12,068
6/30/2004	$12,617	$12,756
7/31/2004	$12,855	$13,002

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The iShares Goldman Sachs Natural Resources Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark of U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund invests in a representative sample of securities in the Index that are selected by the investment adviser to have a similar investment profile as the Index. For the twelve months ended July 31, 2004 (the “reporting period”), the Fund returned 36.34%, and the Index returned 36.88%.

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

U.S. markets logged gains during the reporting period, buoyed by encouraging news on both economic and corporate fronts. Third quarter 2003 gross domestic product (“GDP”) annual growth was reported at 8.2%, considerably higher than previous quarters and exceeding most analyst expectations. Fourth quarter 2003 annual growth was a more moderate, yet sustainable, 4.0%, followed by a 4.5% annual pace for the first quarter of 2004. Corporate earnings growth was also strong and consistent during the reporting period.

During the final months of the reporting period, market strength slowed as investors seemingly attempted to interpret mixed economic signs and continued geopolitical strife. Although some economic indicators, including consumer sentiment and capital goods spending, were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical events such as the Madrid bombings also dampened investor sentiment. Concerns about growth were replaced with concerns about inflation, and investors seemingly anticipated that the Federal Reserve Board (the “Fed”) would raise interest rates. The Fed did, indeed, raise its key short-term interest rate at its June 30 meeting to 1.25%, an increase from the 46-year low of 1.00%. Despite the increase, however, the Fed stressed that it would take “a measured approach” to further rate hikes. In late July, economic data released by the Commerce Department revealed further mixed signals in the form of a tepid 3.0% annual GDP rate for the second quarter and a doubling in U.S. business investment to 8.9% from 4.2%. The increase in business investment was welcomed by the markets as a positive sign of economic growth.

During the reporting period, natural resources stocks benefited from the signs of economic expansion. As economic activity increased, so did the demand for commodities such as paper, metals, and forest products. As low oil supply drove the price of crude oil above $40 per barrel, oil stocks gained. In general, the smaller oil service and exploration companies were the strongest performers, because they tend to be more sensitive to changes in oil prices than do the larger, diversified oil companies.

The top ten holdings in the Fund represented approximately 47% of the net assets of the Fund as of July 31, 2004. All of the Fund’s ten largest holdings delivered solid gains during the reporting period. Strong returns came from oil service and exploration services companies Occidental Petroleum Corp., Schlumberger Ltd., and EnCana Corp., which benefited from high oil prices. Large integrated oil companies BP PLC, ChevronTexaco Corp., Exxon Mobil Corp., Royal Dutch Petroleum Co., and ConocoPhilips also delivered healthy gains during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	11

Managers’ Discussion & Analysis

iSHARES® MSCI EAFE INDEX FUND

Performance as of 7/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/04			Inception to 7/31/04			Inception to 7/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.81%	25.87%	25.05%	3.44%	3.49%	3.50%	10.53%	10.70%	10.72%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/14/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (8/17/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iShares MSCI EAFE Index Fund	MSCI EAFE Index
8/14/2001	$10,000	$10,000
8/31/2001	$9,719	$9,711
9/30/2001	$8,777	$8,767
10/31/2001	$9,024	$9,015
11/30/2001	$9,301	$9,299
12/31/2001	$9,365	$9,361
1/31/2002	$8,877	$8,871
2/28/2002	$8,941	$8,933
3/31/2002	$9,464	$9,456
4/30/2002	$9,480	$9,473
5/31/2002	$9,632	$9,625
6/30/2002	$9,258	$9,242
7/31/2002	$8,342	$8,330
8/31/2002	$8,326	$8,311
9/30/2002	$7,435	$7,418
10/31/2002	$7,830	$7,816
11/30/2002	$8,181	$8,171
12/31/2002	$7,904	$7,897
1/31/2003	$7,572	$7,567
2/28/2003	$7,402	$7,394
3/31/2003	$7,257	$7,249
4/30/2003	$7,962	$7,960
5/31/2003	$8,439	$8,442
6/30/2003	$8,647	$8,646
7/31/2003	$8,856	$8,856
8/31/2003	$9,071	$9,069
9/30/2003	$9,348	$9,348
10/31/2003	$9,929	$9,931
11/30/2003	$10,148	$10,151
12/31/2003	$10,942	$10,945
1/31/2004	$11,096	$11,099
2/29/2004	$11,346	$11,355
3/31/2004	$11,403	$11,419
4/30/2004	$11,147	$11,161
5/31/2004	$11,169	$11,185
6/30/2004	$11,426	$11,444
7/31/2004	$11,053	$11,073

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Index”). The Index measures the performance of equities in developed European, Australian, and Far East markets. The Fund invests in a representative sample of securities in the Index that are selected by the investment adviser to have a similar investment profile as the Index. For the twelve months ended July 31, 2004 (the “reporting period”), the Fund returned 24.81%, and the Index returned 25.05%.

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

A global economic recovery strengthened equity markets during most of the reporting period. Integrated oil and gas companies, in particular, logged gains as oil prices surged. In Europe, corporate earnings growth was revived by the improving economic conditions both at home and in the U.S. In Asia, Japan’s economy continued to strengthen. While Japan’s export market continued to benefit from economic recovery in the U.S. during the reporting period, it also enjoyed strong demand from China. In December, the Japanese government announced an increase in exports due to high demand for Japanese products. Domestically, Japan’s consumer spending began to strengthen thanks largely to improving employment levels.

During the second half of the reporting period, global equity markets dampened amid fears that interest rates had remained too low given the improved growth rates of many global economies. Despite the pullback, however, international equities delivered healthy year-on-year gains, boosted for the U.S. dollar-based investor by the strength of most foreign currencies against the U.S. dollar.

All countries within the Index showed positive returns for the reporting period, except for Finland, which was held down by the negative return of its major constituent, Nokia OYJ. On average, Far East countries fared better than European countries.

Among the Fund’s ten largest holdings, performance was mostly positive over the reporting period. Japan’s Toyota Motor Corp. was the top performer among the Fund’s ten largest holdings, benefiting from strong export demand. Integrated oil and gas companies BP PLC (United Kingdom), Total SA (France), and Royal Dutch Petroleum Co. (The Netherlands) all delivered gains, thanks to the spike in oil prices. The only negative performer among the ten largest holdings for the reporting period was Royal Bank of Scotland (United Kingdom).

MANAGERS’ DISCUSSION & ANALYSIS	13

Managers’ Discussion & Analysis

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of 7/31/04

Total Returns
Inception to 7/31/04
NAV	MARKET	INDEX
(2.10)%	(2.10)%	(2.02)%

“Total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (3/30/04).

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/04, the Fund did not have six months of performance and therefore a line graph is not presented.

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and tracking stocks listed on the NYSE. The securities in the Index represent a broad spectrum of large, mid- and small-capitalization companies. The Fund invests in a representative sample of securities in the Index that are selected by the investment adviser to have a similar investment profile as the Index. From its inception on March 30, 2004 through July 31, 2004 (the “reporting period”), the Fund declined 2.10%, compared to a decline of 2.02% for the Index.

At the time of the Fund’s inception, investors were grappling with a series of mixed economic data. Although some economic indicators, including consumer sentiment and capital goods spending, were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical events such as the Madrid bombings also dampened sentiment. A surge in oil prices led to concerns about inflation, and investors seemingly anticipated that the Federal Reserve Board (the “Fed”) would raise interest rates. The Fed did, indeed, raise its key short-term interest rate at its June 30 meeting to 1.25%, an increase from the 46-year low of 1%. Despite the increase, however, the Fed stressed that it would take “a measured approach” to further rate hikes. In late July, economic data released by the Commerce Department revealed further mixed signals in the form of a tepid 3.0% annual GDP rate for the second quarter and a doubling in U.S. business investment to 8.9% from 4.2%. The increase in business investment was welcomed by the markets as a positive sign of economic growth.

Sector performance within the Index was mixed. On the positive side, the energy sector (10.37% of the Index as of July 31, 2004) logged the strongest gains with a return of 10.44%, mostly due to the run-up in oil prices over the course of the reporting period. The industrials sector (9.37% of the Index as of July 31, 2004) gained 4.58%, and the utilities sector (3.66% of the Index as of July 31, 2004) rose 1.56%, both benefiting from an improving economic climate. On the negative side, the information technology sector (7.16% of the Index as of July 31, 2004) declined 14.84% during the reporting period.

Among the Fund’s ten largest holdings at July 31, 2004, performance was mixed for the reporting period. Diversified oil companies Exxon Mobil Corp. and BP PLC delivered strong gains, thanks to surging oil prices during the reporting period. Healthcare company Johnson & Johnson also posted gains during the reporting period. The largest holding in the Fund, General Electric Co. benefited from an improving global economy and posted healthy gains. Financial stocks delivered mixed results during the reporting period, with Bank of America Corp. gaining ground and Citigroup Inc. declining.

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Managers’ Discussion & Analysis

iSHARES® NYSE 100 INDEX FUND

Performance as of 7/31/04

Total Returns
Inception to 7/31/04
NAV	MARKET	INDEX
(1.32)%	(1.47)%	(1.26)%

“Total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (3/29/04).

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in fund shares (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/04, the Fund did not have six months of performance and therefore a line graph is not presented.

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S.100 Index (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. The Fund invests in a representative sample of securities in the Index that are selected by the investment adviser to have a similar investment profile as the Index. From its inception on March 29, 2004 through July 31, 2004 (the “reporting period”), the Fund declined 1.32%, compared to a decline of 1.26% for the Index.

At the time of the Fund’s inception, investors were grappling with a series of mixed economic data. Although some economic indicators, including consumer sentiment and capital goods spending, were healthy, manufacturing production and employment levels were less encouraging. Continued geopolitical events such as the Madrid bombings also dampened investor sentiment. A surge in oil prices led to concerns about inflation, and investors seemingly anticipated that the Federal Reserve Board (the “Fed”) would raise interest rates. The Fed did, indeed, raise its key short-term interest rate at its June 30 meeting to 1.25%, an increase from the 46-year low of 1.00%. Despite the increase, however, the Fed stressed that it would take “a measured approach” to further rate hikes. In late July, economic data released by the Commerce Department revealed further mixed signals in the form of a tepid 3.0% annual GDP rate for the second quarter and a doubling in U.S. business investment to 8.9% from 4.2%. The increase in business investment was welcomed by the markets as a positive sign of economic growth.

Within the Index, seven of the ten sectors suffered declines during the reporting period. Bucking this performance trend, the energy sector (7.99% of the Index as of July 31, 2004) was the best performing sector, with a gain of 13.08%. Energy stocks generally benefited during the reporting period from increasing oil prices. Industrials (12.60% of the Index as of July 31, 2004) gained 8.70%. Information technology (6.58% of the Index as of July 31, 2004) declined 9.58% during the reporting period. The largest sector in the Index, financials (25.01% of the Index as of July 31, 2004) fell 4.53%. The consumer staples sector (13.60% of the Index as of July 31, 2004) declined 5.51% and the consumer discretionary sector (8.89% of the Index as of July 31, 2004) fell 6.29% during the reporting period.

The top ten holdings in the Fund represented approximately 36% of the net assets of the Fund as of July 31, 2004. Among the Fund’s ten largest holdings, performance was mixed for the reporting period. As oil prices climbed during the reporting period, diversified oil company Exxon Mobil Corp. logged the strongest gains among the ten largest holdings. Healthcare company Johnson & Johnson also posted gains. The largest holding in the Fund, General Electric Co. gained ground, benefiting from an improving global economy. Financial stocks delivered mixed results during the reporting period, with Bank of America Corp. delivering positive returns and Citigroup Inc. declining.

MANAGERS’ DISCUSSION & ANALYSIS	15

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (February 1, 2004)	Ending Account Value (July 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period(a) (February 1 to July 31, 2004)
Goldman Sachs Technology
Actual	$1,000.00	$868.40	0.50%	$2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
Goldman Sachs Networking
Actual	1,000.00	779.50	0.50	2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
Goldman Sachs Semiconductor
Actual	1,000.00	779.80	0.50	2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
Goldman Sachs Software
Actual	1,000.00	875.80	0.50	2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (February 1, 2004)	Ending Account Value (July 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period(a) (February 1 to July 31, 2004)
Goldman Sachs Natural Resources
Actual	$1,000.00	$1,123.10	0.50%	$2.64
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
MSCI EAFE
Actual	1,000.00	996.20	0.35	1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76
NYSE Composite(b)
Actual	1,000.00	979.00	0.25	0.84
Hypothetical (5% return before expenses)	1,000.00	1,015.96	0.25	0.85
NYSE 100(b)
Actual	1,000.00	986.80	0.20	0.68
Hypothetical (5% return before expenses)	1,000.00	1,016.13	0.20	0.69

(a)	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).
(b)	The information represented for the iShares NYSE Composite and iShares NYSE 100 Index Funds are calculated from the dates of their commencement of operations, March 30, 2004 and March 29, 2004, respectively. Expenses for the iShares NYSE Composite and iShares NYSE 100 Index Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (124 and 125 days for the iShares NYSE Composite and iShares NYSE 100 Index Funds, respectively), and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.03%

ADVERTISING – 0.25%
Getty Images Inc.[1]	5,493	$300,028
West Corp.1,[2]	6,312	158,242

		458,270

AEROSPACE & DEFENSE – 0.05%
Titan Corp. (The)[1]	8,021	96,011

		96,011

COMMERCIAL SERVICES – 1.69%
Accenture Ltd.[1]	55,061	1,356,152
BearingPoint Inc.[1]	18,862	155,800
ChoicePoint Inc.[1]	8,415	353,430
Convergys Corp.[1]	13,648	180,700
Paychex Inc.	35,928	1,103,349

		3,149,431

COMPUTERS – 23.95%
Affiliated Computer Services Inc. Class A1,[2]	11,684	606,400
Anteon International Corp.[1]	3,459	107,713
Apple Computer Inc.[1]	36,055	1,166,019
BISYS Group Inc. (The)1,[2]	11,409	155,733
Brocade Communications Systems Inc.[1]	25,085	120,910
CACI International Inc. Class A1,[2]	2,730	112,230
Cadence Design Systems Inc.1,[2]	25,811	347,674
Ceridian Corp.[1]	14,145	254,610
Cognizant Technology Solutions Corp.[1]	12,343	340,050
Computer Sciences Corp.[1]	17,848	843,318
Dell Inc.[1]	240,696	8,537,487
DST Systems Inc.1,[2]	8,034	366,029
Electronic Data Systems Corp.	48,166	890,108
Electronics For Imaging Inc.1,[2]	5,150	103,361
EMC Corp.[1]	230,202	2,525,316
Gateway Inc.[1]	34,742	156,339
Henry (Jack) & Associates Inc.	8,633	166,185
Hewlett-Packard Co.	290,244	5,848,417
Imation Corp.[2]	3,366	111,583
Intergraph Corp.[1]	3,483	91,916
International Business Machines Corp.	160,297	13,957,060
Kronos Inc.1,[2]	2,944	129,300
Lexmark International Inc.[1]	12,361	1,093,949
Maxtor Corp.[1]	23,340	109,231
Mentor Graphics Corp.1,[2]	6,608	77,974
National Instruments Corp.	7,589	220,460
Network Appliance Inc.[1]	33,068	638,543
PalmOne Inc.[1],2	4,434	178,335
Perot Systems Corp. Class A1,[2]	10,755	135,728
Research in Motion Ltd.[1]	17,529	1,081,013
Reynolds & Reynolds Co. (The) Class A	6,172	136,401
SanDisk Corp.1,[2]	15,211	369,932
Seagate Technology[2]	43,721	501,480
Silicon Storage Technology Inc.1,[2]	8,964	59,521
Storage Technology Corp.[1]	10,698	266,915
Sun Microsystems Inc.[1]	316,408	1,249,812
SunGard Data Systems Inc.[1]	27,603	643,426
Synopsys Inc.[1]	14,763	373,356
Unisys Corp.[1]	31,721	324,823
Western Digital Corp.[1]	20,133	141,132

		44,539,789

DISTRIBUTION & WHOLESALE – 0.39%
CDW Corp.	7,948	511,056
Ingram Micro Inc. Class A1	14,883	212,083

		723,139

ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%
ASM Lithography Holding NV NYS[1]	45,910	652,381

		652,381

ELECTRONICS – 3.08%
Agilent Technologies Inc.[1]	45,803	1,090,569
Amphenol Corp. Class A1	8,393	263,792
Arrow Electronics Inc.[1]	10,846	256,616
Avnet Inc.[1]	11,577	224,825
AVX Corp.	16,474	205,431
Benchmark Electronics Inc.[1]	3,888	111,119
Celestica Inc. (Canada)[1]	17,513	300,348
Cymer Inc.1,[2]	3,564	102,073
Flextronics International Ltd.[1]	50,348	632,874
Jabil Circuit Inc.[1]	19,103	415,490
KEMET Corp.1,[2]	8,461	85,372
Nam Tai Electronics Inc.	4,059	78,745
PerkinElmer Inc.	12,130	213,245
Plexus Corp.1,[2]	4,288	48,068
Sanmina-SCI Corp.[1]	49,575	363,881

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2004

Security	Shares	Value
Solectron Corp.[1]	81,765	$449,708
Symbol Technologies Inc.	22,322	292,195
Tektronix Inc.	8,124	246,970
Trimble Navigation Ltd.[1]	4,709	130,769
Vishay Intertechnology Inc.1,[2]	13,958	216,349

		5,728,439

ENTERTAINMENT – 0.06%
Macrovision Corp.[1]	4,628	100,150

		100,150

INTERNET – 8.92%
Akamai Technologies Inc.1,[2]	11,797	176,129
Amazon.com Inc.[1]	38,528	1,499,510
Ariba Inc.[1]	4,431	38,505
Ask Jeeves Inc.1,[2]	4,463	129,784
Avocent Corp.[1]	4,668	139,760
Check Point Software Technologies Ltd.1,[2]	23,828	473,939
CheckFree Corp.1,[2]	8,572	257,503
CNET Networks Inc.1,[2]	13,317	121,584
DoubleClick Inc.[1]	12,894	66,662
EarthLink Inc.[1]	14,977	147,823
eBay Inc.[1]	62,526	4,897,662
IAC/InterActiveCorp1,[2]	60,577	1,653,752
InfoSpace Inc.[1]	2,945	110,320
Internet Security Systems Inc.1,[2]	4,546	69,645
Macromedia Inc.[1]	6,368	128,634
McAfee Inc.[1]	15,627	280,973
Monster Worldwide Inc.1,[2]	10,737	237,180
RealNetworks Inc.[1]	15,726	88,695
RSA Security Inc.1,[2]	5,725	106,600
Symantec Corp.[1]	29,609	1,384,517
TIBCO Software Inc.1,[2]	18,905	133,658
VeriSign Inc.[1]	23,509	411,643
WebEx Communications Inc.1,[2]	4,178	85,733
Yahoo! Inc.[1]	127,998	3,942,338

		16,582,549

LEISURE TIME – 0.18%
Sabre Holdings Corp.	13,236	337,915

		337,915

MACHINERY – 0.25%
Unova Inc.1,[2]	5,667	95,829
Zebra Technologies Corp. Class A1	4,497	371,587

		467,416

SEMICONDUCTORS – 20.45%
Advanced Micro Devices Inc.1,[2]	33,648	420,264
Agere Systems Inc. Class A1,[2]	77,634	96,266
Agere Systems Inc. Class B1	87,496	98,870
Altera Corp.[1]	35,617	741,546
AMIS Holdings Inc.[1]	7,668	112,950
Amkor Technology Inc.[1]	16,789	67,995
Analog Devices Inc.	35,704	1,417,449
Applied Materials Inc.[1]	160,354	2,721,207
Applied Micro Circuits Corp.[1]	29,908	107,669
ASE Test Ltd.[1]	9,440	62,398
Atmel Corp.[1]	45,582	195,091
Axcelis Technologies Inc.1,[2]	9,343	87,170
Broadcom Corp. Class A1	23,996	848,499
Conexant Systems Inc.[1]	43,680	69,451
Cree Inc.1,[2]	6,974	156,078
Cypress Semiconductor Corp.1,[2]	11,858	134,470
Emulex Corp.[1]	7,763	83,763
Entegris Inc.[1]	7,204	64,116
Fairchild Semiconductor International Inc. Class A1	11,363	166,922
Integrated Circuit Systems Inc.[1]	6,905	165,168
Integrated Device Technology Inc.1,[2]	10,141	115,912
Intel Corp.	601,719	14,669,909
International Rectifier Corp.[1]	6,314	247,509
Intersil Corp. Class A	13,345	245,148
KLA-Tencor Corp.[1]	18,702	770,709
Lam Research Corp.[1,2]	12,706	303,038
Lattice Semiconductor Corp.[1,2]	11,036	54,076
Linear Technology Corp.	29,437	1,150,987
LSI Logic Corp.[1]	36,242	184,472
Marvell Technology Group Ltd.[1]	25,029	581,173
Maxim Integrated Products Inc.	30,653	1,474,409
Micrel Inc.[1,2]	8,995	92,379
Microchip Technology Inc.	19,678	570,072
Micron Technology Inc.[1]	58,089	785,944
MKS Instruments Inc.[1]	5,137	75,617

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2004

Security	Shares	Value
National Semiconductor Corp.[1]	34,137	$585,450
Novellus Systems Inc.[1]	14,072	379,944
NVIDIA Corp.[1]	15,672	241,349
OmniVision Technologies Inc.[1,2]	5,146	60,620
PMC-Sierra Inc.[1]	16,988	201,817
QLogic Corp.[1]	8,879	217,092
Rambus Inc.[1]	9,843	165,067
Semtech Corp.[1]	7,049	139,923
Silicon Laboratories Inc.[1,2]	4,898	172,850
Skyworks Solutions Inc.[1]	14,125	118,368
STMicroelectronics NV NYS[2]	85,710	1,599,349
Teradyne Inc.[1]	18,521	316,709
Texas Instruments Inc.	164,656	3,512,112
TriQuint Semiconductor Inc.[1,2]	13,511	54,720
Varian Semiconductor Equipment Associates Inc.[1,2]	3,444	102,872
Vitesse Semiconductor Corp.[1]	20,268	56,750
Xilinx Inc.	33,022	971,837

		38,035,525

SOFTWARE – 22.60%
Activision Inc.[1]	12,806	187,608
Acxiom Corp.	8,108	178,376
Adobe Systems Inc.	22,644	955,124
Advent Software Inc.[1]	3,227	51,180
Ascential Software Corp.[1,2]	5,553	68,191
ATI Technologies Inc.[1]	22,774	366,661
Autodesk Inc.	10,763	432,673
Automatic Data Processing Inc.	56,165	2,357,807
Avid Technology Inc.[1,2]	2,996	140,033
BEA Systems Inc.[1]	39,226	254,577
BMC Software Inc.[1]	21,430	336,022
Borland Software Corp.[1]	7,856	64,969
Certegy Inc.[2]	6,057	229,621
Citrix Systems Inc.[1]	16,040	282,625
Cognos Inc.[1]	8,980	302,446
Computer Associates International Inc.	55,361	1,397,312
Compuware Corp.[1]	36,596	180,784
CSG Systems International Inc.[1,2]	5,182	84,985
Electronic Arts Inc.[1,2]	28,796	1,443,543
Fair Isaac Corp.	6,717	191,972
FileNET Corp.[1]	3,601	68,419
First Data Corp.	82,986	3,702,005
Fiserv Inc.[1]	18,548	635,454
Global Payments Inc.[2]	3,562	162,605
Hyperion Solutions Corp.[1]	3,691	151,405
Informatica Corp.[1]	8,122	49,301
Intuit Inc.[1]	18,729	701,214
Keane Inc.[1,2]	6,024	88,974
Mercury Interactive Corp.[1]	8,716	318,657
Microsoft Corp.	645,619	18,374,317
NetIQ Corp.[1,2]	5,517	52,577
Novell Inc.[1]	36,404	249,003
Open Text Corp.[1,2]	4,963	125,911
Oracle Corp.[1]	494,118	5,193,180
Parametric Technology Corp.[1]	25,362	115,143
PeopleSoft Inc.[1]	34,718	625,618
Quest Software Inc.[1,2]	9,180	110,711
Red Hat Inc.[1,2]	17,280	295,834
Siebel Systems Inc.[1]	47,764	384,978
Sybase Inc.[1]	9,351	136,244
Take-Two Interactive Software Inc.[1,2]	4,165	130,448
THQ Inc.[1,2]	3,585	68,294
Veritas Software Corp.[1]	40,677	775,304

		42,022,105

TELECOMMUNICATIONS – 17.81%
Adaptec Inc.[1]	10,041	75,207
ADC Telecommunications Inc.[1,2]	76,780	184,272
ADTRAN Inc.	7,663	204,679
Advanced Fibre Communications Inc.[1]	8,452	141,656
Amdocs Ltd.[1]	20,561	446,174
Andrew Corp.[1]	15,119	164,041
Aspect Communications Corp.[1]	7,742	65,575
Avaya Inc.[1]	42,007	615,403
Black Box Corp.[2]	1,669	63,422
CIENA Corp.[1]	53,044	149,584
Cisco Systems Inc.[1]	643,094	13,414,941
Comverse Technology Inc.[1]	18,615	317,572
Corning Inc.[1]	130,264	1,610,063
Extreme Networks Inc.[1]	11,765	63,766
Foundry Networks Inc.[1]	13,001	133,390
Harris Corp.	6,334	300,738
InterDigital Communications Corp.[1,2]	5,151	99,105

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2004

Security	Shares or Principal	Value
JDS Uniphase Corp.[1]	131,139	$452,430
Juniper Networks Inc.[1]	50,471	1,158,814
Lucent Technologies Inc.[1,2]	407,706	1,243,503
Motorola Inc.	222,969	3,551,896
Newport Corp.[1]	3,916	56,155
Nortel Networks Corp. (Canada)[1,2]	406,009	1,485,993
Polycom Inc.[1]	9,523	183,603
QUALCOMM Inc.	77,062	5,323,443
RF Micro Devices Inc.[1,2]	17,953	106,282
Scientific-Atlanta Inc.	14,535	446,951
Sonus Networks Inc.[1]	23,487	119,549
Sycamore Networks Inc.[1]	26,527	99,211
Tekelec[1,2]	5,975	116,094
Tellabs Inc.[1,2]	39,582	352,676
3Com Corp.[1]	36,742	181,138
UTStarcom Inc.[1,2]	10,720	195,747

		33,123,073

TOTAL COMMON STOCKS (Cost: $191,308,122)		186,016,193

SHORT-TERM INVESTMENTS – 7.11%

MONEY MARKET FUNDS – 1.79%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	2,084,499	2,084,499
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	1,111,572	1,111,572
BlackRock Temp Cash Money Market Fund[3]	51,013	51,013
Short-Term Investment Co. - Prime Money Market Portfolio[3]	86,941	86,941

		3,334,025

FLOATING RATE NOTES – 1.72%
Beta Finance Inc.
1.30%, 05/04/05[3,5]	$60,631	60,622
1.31%, 10/12/04[3,5]	50,526	50,525
1.34%, 09/15/04[3,5]	101,052	101,051
1.42%, 03/15/05[3,5]	50,526	50,551
1.48%, 08/23/04[3,5]	50,526	50,528
Security	Principal	Value
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	$75,789	$75,787
1.38%, 11/22/04[3]	25,263	25,264
1.40%, 10/29/04[3]	101,052	101,052
CC USA Inc.
1.30%, 05/04/05[3,5]	101,052	101,037
1.61%, 07/29/05[3,5]	101,052	101,022
Depfa Bank PLC
1.27%, 06/15/05[3]	101,052	101,052
Dorada Finance Inc.
1.61%, 07/29/05[3,5]	83,873	83,848
Five Finance Inc.
1.42%, 04/29/05[3,5]	80,842	80,836
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	64,673	64,669
1.58%, 04/22/05[3]	101,052	101,052
K2 USA LLC
1.34%, 08/16/04[3,5]	25,263	25,263
1.41%, 09/27/04[3,5]	109,136	109,134
1.49%, 06/10/05[3,5]	101,052	101,041
1.61%, 07/25/05[3,5]	50,526	50,516
Links Finance LLC
1.33%, 04/15/05[3]	101,052	101,038
1.68%, 04/25/05[3]	101,052	101,100
Nationwide Building Society
1.59%, 07/28/05[3,5]	101,052	101,052
1.63%, 12/09/04[3]	83,873	83,383
Northern Rock PLC
1.56%, 01/13/05[3,5]	95,999	95,999
Permanent Financing PLC
1.31%, 03/10/05[3]	101,052	101,052
1.32%, 12/10/04[3]	50,526	50,527
1.34%, 06/10/05[3]	45,473	45,474
Sigma Finance Inc.
1.35%, 11/15/04[3]	101,052	101,050
1.52%, 10/07/04[3]	101,052	101,048
Tango Finance Corp.
1.20%, 05/17/05[3,5]	83,873	83,870
1.23%, 02/25/05[3,5]	56,589	56,583
1.32%, 04/07/05[3,5]	37,086	37,084
1.34%, 01/18/05[3,5]	44,463	44,461
1.42%, 07/25/05[3,5]	101,052	101,043

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2004

Security	Principal	Value
WhistleJacket Capital LLC
1.26%, 10/20/04[3,5]	$25,031	$24,961
1.34%, 09/15/04[3,5]	50,526	50,525
1.38%, 07/15/05[3,5]	75,789	75,774
1.48%, 06/15/05[3,5]	50,526	50,516
White Pine Finance LLC
1.21%, 05/20/05[3,5]	45,473	45,470
1.33%, 04/15/05[3,5]	75,789	75,778
1.33%, 07/05/05[3,5]	50,526	50,516
1.34%, 11/15/04[3,5]	60,631	60,632
1.35%, 06/15/05[3,5]	41,431	41,431
1.40%, 08/26/04[3,5]	50,526	50,525
1.55%, 07/11/05[3,5]	25,263	25,260

		3,191,002

COMMERCIAL PAPER – 1.30%
Alpine Securitization Corp.
1.31%, 08/12/04[3]	50,526	50,508
Amsterdam Funding Corp.
1.30%, 08/13/04[3]	75,789	75,759
1.33%, 08/16/04[3]	101,052	101,000
1.35%, 08/20/04[3]	30,316	30,295
1.37%, 08/24/04[3]	35,368	35,339
Barton Capital Corp.
1.29%, 08/10/04[3]	50,526	50,512
1.30%, 08/13/04[3]	41,534	41,518
1.35%, 08/18/04[3]	25,263	25,248
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04[3]	50,526	50,519
Corporate Asset Funding
1.42%, 09/03/04[3]	30,316	30,277
CRC Funding LLC
1.42%, 09/03/04[3]	50,526	50,462
Edison Asset Securitization
1.07%, 09/21/04[3]	50,526	50,451
1.45%, 11/09/04[3]	101,052	100,649
1.59%, 12/02/04[3]	101,052	100,508
Falcon Asset Securitization Corp.
1.29%, 08/09/04[3]	95,999	95,975
1.30%, 08/03/04[3]	50,526	50,524
1.34%, 08/19/04[3]	50,526	50,494
1.37%, 08/24/04[3]	40,421	40,387
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	50,526	50,098
GIRO Funding US Corp.
1.55%, 10/15/04[3]	66,265	66,054
Grampian Funding LLC
1.26%, 10/22/04[3]	101,052	100,767
1.44%, 10/27/04[3]	101,052	100,704
1.59%, 11/30/04[3]	50,526	50,258
Jupiter Securitization Corp.
1.30%, 08/12/04[3]	50,526	50,508
1.37%, 08/20/04[3]	67,605	67,558
Park Avenue Receivables Corp.
1.35%, 08/19/04[3]	50,526	50,494
Preferred Receivables Funding Corp.
1.29%, 08/05/04[3]	46,674	46,669
1.36%, 08/23/04[3]	50,526	50,486
Receivables Capital Corp.
1.30%, 08/12/04[3]	35,368	35,355
1.34%, 08/16/04[3]	6,043	6,040
1.35%, 08/18/04[3]	45,473	45,446
1.35%, 08/19/04[3]	17,179	17,168
Scaldis Capital LLC
1.34%, 08/16/04[3]	101,052	100,999
1.37%, 08/20/04[3]	15,158	15,147
1.40%, 08/25/04[3]	126,315	126,202
Sydney Capital Corp.
1.25%, 10/22/04[3]	33,630	33,536
1.31%, 08/12/04[3]	40,421	40,406
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04[3]	53,329	53,310
1.34%, 08/16/04[3]	28,295	28,280
1.36%, 08/20/04[3]	75,789	75,737
1.37%, 08/19/04[3]	28,227	28,209
1.37%, 08/20/04[3]	13,137	13,128
Windmill Funding Corp.
1.29%, 08/06/04[3]	126,315	126,291

		2,409,275

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2004

Security	Principal	Value
TIME DEPOSITS – 1.13%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	$101,052	$101,052
1.33%, 02/10/05[3]	50,526	50,522
1.39%, 02/02/05[3]	50,526	50,522
1.39%, 04/08/05[3]	70,736	70,729
1.40%, 10/25/04[3]	101,052	101,049
Bank of New York
1.39%, 11/01/04[3]	101,052	101,049
1.60%, 12/03/04[3]	25,263	25,259
Bank of Nova Scotia
1.13%, 10/06/04[3]	101,052	101,052
1.24%, 10/07/04[3]	75,789	75,788
1.42%, 10/29/04[3]	75,789	75,790
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	101,052	101,054
1.35%, 06/10/05[3]	50,526	50,540
1.36%, 06/23/05[3]	101,052	101,025
Norddeutsche Landesbank
1.59%, 07/27/05[3]	101,052	101,017
Nordea Bank PLC
2.11%, 06/07/05[3]	101,052	101,035
Prudential Funding LLC
1.60%, 12/01/04[3]	50,526	50,254
Toronto-Dominion Bank
1.22%, 03/23/05[3]	176,841	176,821
1.34%, 02/10/05[3]	40,421	40,418
1.41%, 11/01/04[3]	75,789	75,787
1.77%, 05/10/05[3]	50,526	50,522
1.90%, 05/11/05[3]	50,526	50,522
UBS Finance (Delaware)
1.10%, 09/08/04[3]	101,052	100,938
1.11%, 12/17/04[3]	151,578	150,938
1.13%, 08/09/04[3]	101,052	101,030
1.14%, 09/29/04[3]	101,052	100,867

		2,105,580

REPURCHASE AGREEMENTS – 0.68%
Banc of America Securities LLC
1.34%, 08/02/04[3,6]	262,735	262,735
Bank of America, N.A.
1.37%, 08/02/04[3,6]	505,260	505,260
Goldman Sachs & Co.
1.37%, 08/02/04[3,6]	505,260	505,260

		1,273,255

U.S. GOVERNMENT AGENCY NOTES – 0.29%
Federal Home Loan Mortgage Corp.
1.28%, 08/19/04[3]	40,421	40,396
1.63%, 04/15/05[3]	70,736	70,895
1.80%, 01/18/05[3]	46,989	46,592
1.80%, 01/19/05[3]	50,526	50,097
2.06%, 05/31/05[3]	50,377	49,507
Federal National Mortgage Association
1.28%, 08/20/04[3]	131,368	131,284
2.33%, 07/22/05[3]	151,578	148,113

		536,884

MEDIUM-TERM NOTES–0.20%
CC USA Inc.
1.29%, 04/15/05[3,5]	101,052	101,045
1.51%, 02/15/05[3,5]	65,684	65,739
Dorada Finance Inc.
1.24%, 08/09/04[3,5]	25,263	25,263
1.48%, 01/18/05[3,5]	75,789	75,787
K2 USA LLC
1.46%, 01/12/05[3,5]	50,526	50,524
Sigma Finance Inc.
1.24%, 08/06/04[3]	25,263	25,263
WhistleJacket Capital LLC
1.32%, 02/04/05[3,5]	25,263	25,260

		368,881

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,218,902)		13,218,902

TOTAL INVESTMENTS IN SECURITIES – 107.14% (Cost: $204,527,024)		199,235,095

Other Assets, Less Liabilities – (7.14%)		(13,269,097)

NET ASSETS – 100.00%		$185,965,998

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2004

INDUSTRY DIVERSIFICATION

Industry	% of Net Assets	Value
Computers	23.95%	$44,539,789
Software	22.60	42,022,105
Semiconductors	20.45	38,035,525
Telecommunications	17.81	33,123,073
Internet	8.92	16,582,549
Electronics	3.08	5,728,439
Commercial Services	1.69	3,149,431
Distribution & Wholesale	0.39	723,139
Electrical Components & Equipment	0.35	652,381
Machinery	0.25	467,416
Advertising	0.25	458,270
Leisure Time	0.18	337,915
Entertainment	0.06	100,150
Aerospace & Defense	0.05	96,011
Short-Term and Other Net Assets	(0.03)	(50,195)

TOTAL	100.00%	$185,965,998

See notes to financial statements.

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.02%

COMPUTERS – 4.93%
Research in Motion Ltd.[1]	117,510	$7,246,842

		7,246,842

SEMICONDUCTORS – 13.03%
Agere Systems Inc. Class A1,2	675,022	837,027
Agere Systems Inc. Class B1	792,555	895,587
Applied Micro Circuits Corp.[1]	252,366	908,518
Broadcom Corp. Class A1	208,607	7,376,344
Conexant Systems Inc.[1,2]	392,580	624,202
Marvell Technology Group Ltd.[1]	224,666	5,216,745
PMC-Sierra Inc.[1]	150,618	1,789,342
Skyworks Solutions Inc.[1]	119,891	1,004,687
Vitesse Semiconductor Corp.[1]	179,375	502,250

		19,154,702

TELECOMMUNICATIONS – 82.06%
ADC Telecommunications Inc.[1]	700,000	1,680,000
ADTRAN Inc.[2]	72,818	1,944,969
Advanced Fibre Communications Inc.[1]	73,880	1,238,229
Avaya Inc.[1]	378,679	5,547,647
CIENA Corp.[1]	402,067	1,133,829
Cisco Systems Inc.[1]	351,084	7,323,612
Comverse Technology Inc.[1]	176,452	3,010,271
Corning Inc.[1]	1,145,838	14,162,558
Extreme Networks Inc.[1,2]	111,903	606,514
Foundry Networks Inc.[1]	125,888	1,291,611
InterDigital Communications Corp.[1,2]	40,735	783,741
JDS Uniphase Corp.[1,2]	1,191,594	4,110,999
Juniper Networks Inc.[1]	319,793	7,342,447
Lucent Technologies Inc.[1,2]	3,685,427	11,240,552
Motorola Inc.	938,968	14,957,760
Nortel Networks Corp. (Canada)[1]	3,200,342	11,713,252
Polycom Inc.[1]	90,170	1,738,478
QUALCOMM Inc.	259,280	17,911,062
Scientific-Atlanta Inc.	138,430	4,256,723
Sonus Networks Inc.[1,2]	203,138	1,033,972
Sycamore Networks Inc.[1]	218,796	818,297
Tellabs Inc.[1,2]	368,729	3,285,375
3Com Corp.[1]	369,612	1,822,187
UTStarcom Inc.[1,2]	90,594	1,654,247

		120,608,332

TOTAL COMMON STOCKS (Cost: $169,981,003)		147,009,876

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 13.42%

MONEY MARKET FUNDS – 3.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	3,054,244	$3,054,244
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	1,664,659	1,664,659
BlackRock Temp Cash Money Market Fund[3]	76,396	76,396
Short-Term Investment Co. - Prime Money Market Portfolio[3]	130,201	130,201

		4,925,500

FLOATING RATE NOTES – 3.25%
Beta Finance Inc.
1.30%, 05/04/05[3,5]	$90,800	90,786
1.31%, 10/12/04[3,5]	75,666	75,665
1.34%, 09/15/04[3,5]	151,333	151,331
1.42%, 03/15/05[3,5]	75,666	75,704
1.48%, 08/23/04[3,5]	75,666	75,670
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	113,500	113,496
1.38%, 11/22/04[3]	37,833	37,834
1.40%, 10/29/04[3]	151,333	151,332
CC USA Inc.
1.30%, 05/04/05[3,5]	151,333	151,310
1.61%, 07/29/05[3,5]	151,333	151,288
Depfa Bank PLC
1.27%, 06/15/05[3]	151,333	151,333
Dorada Finance Inc.
1.61%, 07/29/05[3,5]	125,606	125,569
Five Finance Inc.
1.42%, 04/29/05[3,5]	121,066	121,057
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	96,853	96,846
1.58%, 04/22/05[3]	151,333	151,333
K2 USA LLC
1.34%, 08/16/04[3,5]	37,833	37,833
1.41%, 09/27/04[3,5]	163,439	163,436
1.49%, 06/10/05[3,5]	151,333	151,317
1.61%, 07/25/05[3,5]	75,666	75,651

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2004

Security	Principal	Value
Links Finance LLC
1.33%, 04/15/05[3]	$151,333	$151,311
1.68%, 04/25/05[3]	151,333	151,404
Nationwide Building Society
1.59%, 07/28/05[3,5]	151,333	151,333
1.63%, 12/09/04[3]	125,606	124,872
Northern Rock PLC
1.56%, 01/13/05[3,5]	143,766	143,766
Permanent Financing PLC
1.31%, 03/10/05[3]	151,333	151,333
1.32%, 12/10/04[3]	75,666	75,666
1.34%, 06/10/05[3]	68,100	68,100
Sigma Finance Inc.
1.35%, 11/15/04[3]	151,333	151,329
1.52%, 10/07/04[3]	151,333	151,327
Tango Finance Corp.
1.20%, 05/17/05[3,5]	125,606	125,601
1.23%, 02/25/05[3,5]	84,746	84,737
1.32%, 04/07/05[3,5]	55,539	55,535
1.34%, 01/18/05[3,5]	66,586	66,583
1.42%, 07/25/05[3,5]	151,333	151,318
WhistleJacket Capital LLC
1.26%, 10/20/04[3,5]	37,485	37,381
1.34%, 09/15/04[3,5]	75,666	75,665
1.38%, 07/15/05[3,5]	113,500	113,478
1.48%, 06/15/05[3,5]	75,666	75,651
White Pine Finance LLC
1.21%, 05/20/05[3,5]	68,100	68,094
1.33%, 04/15/05[3,5]	113,500	113,484
1.33%, 07/05/05[3,5]	75,666	75,651
1.34%, 11/15/04[3,5]	90,800	90,800
1.35%, 06/15/05[3,5]	62,046	62,046
1.40%, 08/26/04[3,5]	75,666	75,666
1.55%, 07/11/05[3,5]	37,833	37,829

		4,778,751

COMMERCIAL PAPER – 2.45%
Alpine Securitization Corp.
1.31%, 08/12/04[3]	75,666	75,639
Amsterdam Funding Corp.
1.30%, 08/13/04[3]	113,500	113,454
1.33%, 08/16/04[3]	151,333	151,255
1.35%, 08/20/04[3]	45,400	45,369
1.37%, 08/24/04[3]	52,966	52,922
Barton Capital Corp.
1.29%, 08/10/04[3]	75,666	75,645
1.30%, 08/13/04[3]	62,201	62,176
1.35%, 08/18/04[3]	37,833	37,810
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04[3]	75,666	75,655
Corporate Asset Funding
1.42%, 09/03/04[3]	45,400	45,342
CRC Funding LLC
1.42%, 09/03/04[3]	75,666	75,571
Edison Asset Securitization
1.07%, 09/21/04[3]	75,666	75,554
1.45%, 11/09/04[3]	151,333	150,729
1.59%, 12/02/04[3]	151,333	150,517
Falcon Asset Securitization Corp.
1.29%, 08/09/04[3]	143,766	143,730
1.30%, 08/03/04[3]	75,666	75,664
1.34%, 08/19/04[3]	75,666	75,618
1.37%, 08/24/04[3]	60,533	60,482
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	75,666	75,025
GIRO Funding US Corp.
1.55%, 10/15/04[3]	99,236	98,920
Grampian Funding LLC
1.26%, 10/22/04[3]	151,333	150,905
1.44%, 10/27/04[3]	151,333	150,812
1.59%, 11/30/04[3]	75,666	75,266
Jupiter Securitization Corp.
1.30%, 08/12/04[3]	75,666	75,639
1.37%, 08/20/04[3]	101,243	101,174
Park Avenue Receivables Corp.
1.35%, 08/19/04[3]	75,666	75,619
Preferred Receivables Funding Corp.
1.29%, 08/05/04[3]	69,898	69,890
1.36%, 08/23/04[3]	75,666	75,607
Receivables Capital Corp.
1.30%, 08/12/04[3]	52,966	52,947
1.34%, 08/16/04[3]	9,050	9,045
1.35%, 08/18/04[3]	68,100	68,059
1.35%, 08/19/04[3]	25,727	25,710

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2004

Security	Principal	Value
Scaldis Capital LLC
1.34%, 08/16/04[3]	$151,333	$151,254
1.37%, 08/20/04[3]	22,700	22,684
1.40%, 08/25/04[3]	189,166	188,997
Sydney Capital Corp.
1.25%, 10/22/04[3]	50,364	50,222
1.31%, 08/12/04[3]	60,533	60,511
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04[3]	79,864	79,835
1.34%, 08/16/04[3]	42,373	42,351
1.36%, 08/20/04[3]	113,500	113,422
1.37%, 08/19/04[3]	42,272	42,245
1.37%, 08/20/04[3]	19,673	19,660
Windmill Funding Corp.
1.29%, 08/06/04[3]	189,166	189,138

		3,608,069

TIME DEPOSITS – 2.14%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	151,333	151,333
1.33%, 02/10/05[3]	75,666	75,660
1.39%, 02/02/05[3]	75,666	75,661
1.39%, 04/08/05[3]	105,933	105,922
1.40%, 10/25/04[3]	151,333	151,327
Bank of New York
1.39%, 11/01/04[3]	151,333	151,329
1.60%, 12/03/04[3]	37,833	37,827
Bank of Nova Scotia
1.13%, 10/06/04[3]	151,333	151,333
1.24%, 10/07/04[3]	113,500	113,497
1.42%, 10/29/04[3]	113,500	113,502
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	151,333	151,336
1.35%, 06/10/05[3]	75,666	75,687
1.36%, 06/23/05[3]	151,333	151,292
Norddeutsche Landesbank
1.59%, 07/27/05[3]	151,333	151,280
Nordea Bank PLC
2.11%, 06/07/05[3]	151,333	151,307
Prudential Funding LLC
1.60%, 12/01/04[3]	75,666	75,259
Toronto-Dominion Bank
1.22%, 03/23/05[3]	264,832	264,803
1.34%, 02/10/05[3]	60,533	60,528
1.41%, 11/01/04[3]	113,500	113,497
1.77%, 05/10/05[3]	75,666	75,661
1.90%, 05/11/05[3]	75,666	75,661
UBS Finance (Delaware)
1.10%, 09/08/04[3]	151,333	151,162
1.11%, 12/17/04[3]	226,999	226,040
1.13%, 08/09/04[3]	151,333	151,299
1.14%, 09/29/04[3]	151,333	151,056

		3,153,259

REPURCHASE AGREEMENTS – 1.30%
Banc of America Securities LLC
1.34%, 08/02/04[3,6]	393,465	393,465
Bank of America, N.A.
1.37%, 08/02/04[3,6]	756,663	756,663
Goldman Sachs & Co.
1.37%, 08/02/04[3,6]	756,663	756,663

		1,906,791

U.S. GOVERNMENT AGENCY NOTES – 0.55%
Federal Home Loan Mortgage Corp.
1.28%, 08/19/04[3]	60,533	60,496
1.63%, 04/15/05[3]	105,933	106,170
1.80%, 01/18/05[3]	70,370	69,775
1.80%, 01/19/05[3]	75,666	75,023
2.06%, 05/31/05[3]	75,444	74,140
Federal National Mortgage Association
1.28%, 08/20/04[3]	196,732	196,607
2.33%, 07/22/05[3]	226,999	221,809

		804,020

MEDIUM-TERM NOTES – 0.38%
CC USA Inc.
1.29%, 04/15/05[3,5]	151,333	151,322
1.51%, 02/15/05[3,5]	98,366	98,449
Dorada Finance Inc.
1.24%, 08/09/04[3,5]	37,833	37,833
1.48%, 01/18/05[3,5]	113,500	113,497
K2 USA LLC
1.46%, 01/12/05[3,5]	75,666	75,663

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2004

Security	Shares	Value
Sigma Finance Inc.
1.24%, 08/06/04[3]	$37,833	$37,833
WhistleJacket Capital LLC
1.32%, 02/04/05[3,5]	37,833	37,829

		552,426

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,728,816)		19,728,816

TOTAL INVESTMENTS IN SECURITIES – 113.44% (Cost: $189,709,819)		166,738,692

Other Assets, Less Liabilities – (13.44%)		(19,753,121)

NET ASSETS – 100.00%		$146,985,571

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.

INDUSTRY DIVERSIFICATION

Industry	% of Net Assets	Value
Telecommunications	82.06%	$120,608,332
Semiconductors	13.03	19,154,702
Computers	4.93	7,246,842
Short-Term and Other Net Assets	(0.02)	(24,305)

TOTAL	100.00%	$146,985,571

See notes to financial statements.

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.76%

COMPUTERS – 1.37%
SanDisk Corp.[1,2]	69,964	$1,701,524

		1,701,524

ELECTRICAL COMPONENTS & EQUIPMENT – 2.40%
ASM Lithography Holding NV NYS[1,2]	209,147	2,971,979

		2,971,979

ELECTRONICS – 0.37%
Cymer Inc.[1,2]	15,969	457,352

		457,352

SEMICONDUCTORS – 85.98%
Advanced Micro Devices Inc.[1,2]	153,256	1,914,167
Agere Systems Inc. Class A1,2	350,432	434,536
Altera Corp.[1]	162,264	3,378,336
AMIS Holdings Inc.[1]	35,772	526,922
Amkor Technology Inc.[1]	75,890	307,354
Analog Devices Inc.	154,957	6,151,793
Applied Materials Inc.[1]	656,131	11,134,543
Applied Micro Circuits Corp.[1]	135,013	486,047
Atmel Corp.[1]	206,503	883,833
Axcelis Technologies Inc.[1,2]	43,193	402,991
Broadcom Corp. Class A1	109,685	3,878,462
Conexant Systems Inc.[1]	201,309	320,081
Cypress Semiconductor Corp.[1,2]	53,611	607,949
Entegris Inc.[1,2]	31,724	282,344
Fairchild Semiconductor International Inc. Class A1	51,796	760,883
Integrated Circuit Systems Inc.[1]	31,535	754,317
Integrated Device Technology Inc.[1,2]	45,796	523,448
Intel Corp.	431,568	10,521,628
International Rectifier Corp.[1]	28,591	1,120,767
Intersil Corp. Class A	60,634	1,113,847
KLA-Tencor Corp.[1]	85,212	3,511,586
Lam Research Corp.[1,2]	58,060	1,384,731
Lattice Semiconductor Corp.[1,2]	49,152	240,845
Linear Technology Corp.	134,137	5,244,757
LSI Logic Corp.[1]	165,293	841,341
Marvell Technology Group Ltd.[1]	114,642	2,661,987
Maxim Integrated Products Inc.	139,710	6,720,051
Micrel Inc.[1,2]	40,112	411,950
Microchip Technology Inc.	89,627	2,596,494
Micron Technology Inc.[1]	264,647	3,580,674
MKS Instruments Inc.[1,2]	23,249	342,225
National Semiconductor Corp.[1]	155,504	2,666,894
Novellus Systems Inc.[1]	64,077	1,730,079
NVIDIA Corp.[1]	71,893	1,107,152
PMC-Sierra Inc.[1]	76,735	911,612
Rambus Inc.[1]	44,437	745,208
Semtech Corp.[1]	32,301	641,175
Silicon Laboratories Inc.[1,2]	22,317	787,567
Skyworks Solutions Inc.[1]	65,037	545,010
STMicroelectronics NV NYS[2]	390,663	7,289,772
Teradyne Inc.[1,2]	84,059	1,437,409
Texas Instruments Inc.	485,979	10,365,932
TriQuint Semiconductor Inc.[1,2]	59,135	239,497
Varian Semiconductor Equipment Associates Inc.[1,2]	15,772	471,110
Vitesse Semiconductor Corp.[1]	94,304	264,051
Xilinx Inc.	150,476	4,428,509

		106,671,866

SOFTWARE – 1.34%
ATI Technologies Inc.[1]	103,682	1,669,280

		1,669,280

TELECOMMUNICATIONS – 8.30%
Motorola Inc.	616,203	9,816,114
RF Micro Devices Inc.[1,2]	80,731	477,928

		10,294,042

TOTAL COMMON STOCKS (Cost: $153,372,689)		123,766,043

SHORT-TERM INVESTMENTS – 11.86%

MONEY MARKET FUNDS – 2.98%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	2,300,074	2,300,074
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	1,239,756	1,239,756
BlackRock Temp Cash Money Market Fund[3]	56,896	56,896
Short-Term Investment Co. - Prime Money Market Portfolio[3]	96,967	96,967

		3,693,693

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2004

Security	Principal	Value
FLOATING RATE NOTES – 2.87%
Beta Finance Inc.
1.30%, 05/04/05[3,5]	$67,623	$67,613
1.31%, 10/12/04[3,5]	56,353	56,351
1.34%, 09/15/04[3,5]	112,705	112,704
1.42%, 03/15/05[3,5]	56,353	56,381
1.48%, 08/23/04[3,5]	56,353	56,355
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	84,529	84,527
1.38%, 11/22/04[3]	28,176	28,177
1.40%, 10/29/04[3]	112,705	112,704
CC USA Inc.
1.30%, 05/04/05[3,5]	112,705	112,688
1.61%, 07/29/05[3,5]	112,705	112,672
Depfa Bank PLC
1.27%, 06/15/05[3]	112,705	112,705
Dorada Finance Inc.
1.61%, 07/29/05[3,5]	93,545	93,517
Five Finance Inc.
1.42%, 04/29/05[3,5]	90,164	90,157
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	72,131	72,126
1.58%, 04/22/05[3]	112,705	112,705
K2 USA LLC
1.34%, 08/16/04[3,5]	28,176	28,176
1.41%, 09/27/04[3,5]	121,722	121,719
1.49%, 06/10/05[3,5]	112,705	112,693
1.61%, 07/25/05[3,5]	56,353	56,342
Links Finance LLC
1.33%, 04/15/05[3]	112,705	112,690
1.68%, 04/25/05[3]	112,705	112,759
Nationwide Building Society
1.59%, 07/28/05[3,5]	112,705	112,705
1.63%, 12/09/04[3]	93,545	92,999
Northern Rock PLC
1.56%, 01/13/05[3,5]	107,070	107,070
Permanent Financing PLC
1.31%, 03/10/05[3]	112,705	112,705
1.32%, 12/10/04[3]	56,353	56,353
1.34%, 06/10/05[3]	50,717	50,718
Sigma Finance Inc.
1.35%, 11/15/04[3]	112,705	112,703
1.52%, 10/07/04[3]	112,705	112,701
Tango Finance Corp.
1.20%, 05/17/05[3,5]	93,545	93,542
1.23%, 02/25/05[3,5]	63,115	63,108
1.32%, 04/07/05[3,5]	41,363	41,360
1.34%, 01/18/05[3,5]	49,590	49,588
1.42%, 07/25/05[3,5]	112,705	112,694
WhistleJacket Capital LLC
1.26%, 10/20/04[3,5]	27,917	27,840
1.34%, 09/15/04[3,5]	56,353	56,352
1.38%, 07/15/05[3,5]	84,529	84,512
1.48%, 06/15/05[3,5]	56,353	56,341
White Pine Finance LLC
1.21%, 05/20/05[3,5]	50,717	50,713
1.33%, 04/15/05[3,5]	84,529	84,517
1.33%, 07/05/05[3,5]	56,353	56,341
1.34%, 11/15/04[3,5]	67,623	67,623
1.35%, 06/15/05[3,5]	46,209	46,209
1.40%, 08/26/04[3,5]	56,343	56,343
1.55%, 07/11/05[3,5]	28,176	28,173

		3,558,971

COMMERCIAL PAPER – 2.17%
Alpine Securitization Corp.
1.31%, 08/12/04[3]	56,353	56,332
Amsterdam Funding Corp.
1.30%, 08/13/04[3]	84,529	84,495
1.33%, 08/16/04[3]	112,705	112,647
1.35%, 08/20/04[3]	33,812	33,789
1.37%, 08/24/04[3]	39,447	39,414
Barton Capital Corp.
1.29%, 08/10/04[3]	56,353	56,337
1.30%, 08/13/04[3]	46,324	46,306
1.35%, 08/18/04[3]	28,176	28,159
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04[3]	56,353	56,344
Corporate Asset Funding
1.42%, 09/03/04[3]	33,812	33,769
CRC Funding LLC
1.42%, 09/03/04[3]	56,353	56,281

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2004

Security	Principal	Value
Edison Asset Securitization
1.07%, 09/21/04[3]	$56,353	$56,269
1.45%, 11/09/04[3]	112,705	112,256
1.59%, 12/02/04[3]	112,705	112,098
Falcon Asset Securitization Corp.
1.29%, 08/09/04[3]	107,070	107,044
1.30%, 08/03/04[3]	56,353	56,351
1.34%, 08/19/04[3]	56,353	56,317
1.37%, 08/24/04[3]	45,082	45,045
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	56,353	55,875
GIRO Funding US Corp.
1.55%, 10/15/04[3]	73,906	73,671
Grampian Funding LLC
1.26%, 10/22/04[3]	112,705	112,387
1.44%, 10/27/04[3]	112,705	112,317
1.59%, 11/30/04[3]	56,353	56,054
Jupiter Securitization Corp.
1.30%, 08/12/04[3]	56,353	56,333
1.37%, 08/20/04[3]	75,401	75,350
Park Avenue Receivables Corp.
1.35%, 08/19/04[3]	56,353	56,317
Preferred Receivables Funding Corp.
1.29%, 08/05/04[3]	52,056	52,051
1.36%, 08/23/04[3]	56,353	56,308
Receivables Capital Corp.
1.30%, 08/12/04[3]	39,447	39,433
1.34%, 08/16/04[3]	6,740	6,736
1.35%, 08/18/04[3]	50,717	50,687
1.35%, 08/19/04[3]	19,160	19,148
Scaldis Capital LLC
1.34%, 08/16/04[3]	112,705	112,646
1.37%, 08/20/04[3]	16,906	16,894
1.40%, 08/25/04[3]	140,881	140,755
Sydney Capital Corp.
1.25%, 10/22/04[3]	37,508	37,403
1.31%, 08/12/04[3]	45,082	45,066
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04[3]	59,479	59,458
1.34%, 08/16/04[3]	31,557	31,541
1.36%, 08/20/04[3]	84,529	84,471
1.37%, 08/19/04[3]	31,482	31,462
1.37%, 08/20/04[3]	14,652	14,642
Windmill Funding Corp.
1.29%, 08/06/04[3]	140,881	140,862

		2,687,120

TIME DEPOSITS – 1.89%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	112,705	112,705
1.33%, 02/10/05[3]	56,353	56,348
1.39%, 02/02/05[3]	56,353	56,348
1.39%, 04/08/05[3]	78,894	78,886
1.40%, 10/25/04[3]	112,705	112,701
Bank of New York
1.39%, 11/01/04[3]	112,705	112,702
1.60%, 12/03/04[3]	28,176	28,171
Bank of Nova Scotia
1.13%, 10/06/04[3]	112,705	112,705
1.24%, 10/07/04[3]	84,529	84,528
1.42%, 10/29/04[3]	84,529	84,530
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	112,705	112,708
1.35%, 06/10/05[3]	56,353	56,368
1.36%, 06/23/05[3]	112,705	112,675
Norddeutsche Landesbank
1.59%, 07/27/05[3]	112,705	112,666
Nordea Bank PLC
2.11%, 06/07/05[3]	112,705	112,686
Prudential Funding LLC
1.60%, 12/01/04[3]	56,353	56,050
Toronto-Dominion Bank
1.22%, 03/23/05[3]	197,234	197,212
1.34%, 02/10/05[3]	45,082	45,078
1.41%, 11/01/04[3]	84,529	84,527
1.77%, 05/10/05[3]	56,353	56,348
1.90%, 05/11/05[3]	56,353	56,348
UBS Finance (Delaware)
1.10%, 09/08/04[3]	112,705	112,578
1.11%, 12/17/04[3]	169,058	168,344
1.13%, 08/09/04[3]	112,705	112,680
1.14%, 09/29/04[3]	112,705	112,499

		2,348,391

REPURCHASE AGREEMENTS – 1.14%
Banc of America Securities LLC
1.34%, 08/02/04[3,6]	293,033	293,033
Bank of America, N.A.
1.37%, 08/02/04[3,6]	563,526	563,526
Goldman Sachs & Co.
1.37%, 08/02/04[3,6]	563,526	563,526

		1,420,085

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2004

Security	Shares or Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.48%
Federal Home Loan Mortgage Corp.
1.28%, 08/19/04[3]	$45,082	$45,055
1.63%, 04/15/05[3]	78,894	79,070
1.80%, 01/18/05[3]	52,408	51,965
1.80%, 01/19/05[3]	56,353	55,874
2.06%, 05/31/05[3]	56,187	55,216
Federal National Mortgage Association
1.28%, 08/20/04[3]	146,517	146,423
2.33%, 07/22/05[3]	169,058	165,193

		598,796

MEDIUM-TERM NOTES – 0.33%
CC USA Inc.
1.29%, 04/15/05[3,5]	112,705	112,697
1.51%, 02/15/05[3,5]	73,258	73,320
Dorada Finance Inc.
1.24%, 08/09/04[3,5]	28,176	28,176
1.48%, 01/18/05[3,5]	84,529	84,527
K2 USA LLC
1.46%, 01/12/05[3,5]	56,353	56,350
Sigma Finance Inc.
1.24%, 08/06/04[3]	28,176	28,176
WhistleJacket Capital LLC
1.32%, 02/04/05[3,5]	28,176	28,173

		411,419

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,718,475)		14,718,475

TOTAL INVESTMENTS IN SECURITIES – 111.62% (Cost: $168,091,164)		138,484,518

Other Assets, Less Liabilities – (11.62%)		(14,418,473)

NET ASSETS – 100.00%		$124,066,045

NYS	- New York Registered Shares
[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.

INDUSTRY DIVERSIFICATION

Industry	% of Net Assets	Value
Semiconductors	85.98%	$106,671,866
Telecommunications	8.30	10,294,042
Electrical Components & Equipment	2.40	2,971,979
Computers	1.37	1,701,524
Software	1.34	1,669,280
Electronics	0.37	457,352
Short-Term and Other Net Assets	0.24	300,002

TOTAL	100.00%	$124,066,045

See notes to financial statements.

32	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.02%

COMPUTERS – 5.13%
Cadence Design Systems Inc.[1,2]	164,572	$2,216,785
Kronos Inc.[1,2]	18,725	822,402
Mentor Graphics Corp.[1,2]	42,244	498,479
Synopsys Inc.[1]	93,390	2,361,833

		5,899,499

INTERNET – 15.97%
Ariba Inc.[1]	27,588	239,735
Check Point Software Technologies Ltd.[1,2]	150,102	2,985,529
Internet Security Systems Inc.[1,2]	29,198	447,313
McAfee Inc.[1]	99,501	1,789,028
RSA Security Inc.[1,2]	37,173	692,161
Symantec Corp.[1]	187,342	8,760,112
TIBCO Software Inc.[1,2]	119,662	846,010
VeriSign Inc.[1]	149,307	2,614,366

		18,374,254

SOFTWARE – 76.10%
Activision Inc.[1]	81,217	1,189,829
Adobe Systems Inc.	143,697	6,061,140
Advent Software Inc.[1,2]	20,001	317,216
Autodesk Inc.	68,084	2,736,977
BEA Systems Inc.[1]	247,166	1,604,107
BMC Software Inc.[1]	135,539	2,125,252
Borland Software Corp.[1,2]	48,714	402,865
Citrix Systems Inc.[1]	102,450	1,805,169
Cognos Inc.[1]	57,249	1,928,146
Computer Associates International Inc.	350,310	8,841,824
Compuware Corp.[1]	231,179	1,142,024
Electronic Arts Inc.[1]	182,205	9,133,937
Fair Isaac Corp.	42,431	1,212,678
FileNET Corp.[1,2]	23,436	445,284
Hyperion Solutions Corp.[1]	23,452	962,001
Informatica Corp.[1]	51,733	314,019
Intuit Inc.[1]	118,549	4,438,475
Mercury Interactive Corp.[1]	55,509	2,029,409
Microsoft Corp.	407,461	11,596,340
NetIQ Corp.[1]	34,412	327,946
Novell Inc.[1,2]	231,024	1,580,204

Security	Shares or Principal	Value
Open Text Corp.[1]	32,071	$813,641
Oracle Corp.[1]	934,601	9,822,657
Parametric Technology Corp.[1]	161,685	734,050
PeopleSoft Inc.[1]	219,717	3,959,300
Quest Software Inc.[1,2]	57,092	688,530
Red Hat Inc.[1,2]	110,321	1,888,696
Siebel Systems Inc.[1]	302,616	2,439,085
Sybase Inc.[1]	58,451	851,631
Take-Two Interactive Software Inc.[1,2]	26,815	839,846
THQ Inc.[1,2]	22,962	437,426
Veritas Software Corp.[1]	257,348	4,905,053

		87,574,757

TELECOMMUNICATIONS – 2.82%
Amdocs Ltd.[1]	130,092	2,822,996
Aspect Communications Corp.[1]	50,434	427,176

		3,250,172

TOTAL COMMON STOCKS (Cost: $126,624,159)		115,098,682

SHORT-TERM INVESTMENTS – 10.19%

MONEY MARKET FUNDS – 2.56%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	1,840,590	1,840,590
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	987,334	987,334
BlackRock Temp Cash Money Market Fund[3]	45,311	45,311
Short-Term Investment Co. – Prime Money Market Portfolio[3]	77,224	77,224

		2,950,459

FLOATING RATE NOTES – 2.46%
Beta Finance Inc.
1.30%, 05/04/05[3,5]	$53,855	53,846
1.31%, 10/12/04[3,5]	44,879	44,878
1.34%, 09/15/04[3,5]	89,758	89,757
1.42%, 03/15/05[3,5]	44,879	44,901
1.48%, 08/23/04[3,5]	44,879	44,881

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2004

Security	Principal	Value
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	$67,318	$67,316
1.38%, 11/22/04[3]	22,439	22,440
1.40%, 10/29/04[3]	89,758	89,757
CC USA Inc.
1.30%, 05/04/05[3,5]	89,758	89,744
1.61%, 07/29/05[3,5]	89,758	89,731
Depfa Bank PLC
1.27%, 06/15/05[3]	89,758	89,758
Dorada Finance Inc.
1.61%, 07/29/05[3,5]	74,499	74,477
Five Finance Inc.
1.42%, 04/29/05[3,5]	71,806	71,801
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	57,445	57,441
1.58%, 04/22/05[3]	89,758	89,758
K2 USA LLC
1.34%, 08/16/04[3,5]	22,439	22,439
1.41%, 09/27/04[3,5]	96,938	96,936
1.49%, 06/10/05[3,5]	89,758	89,748
1.61%, 07/25/05[3,5]	44,879	44,870
Links Finance LLC
1.33%, 04/15/05[3]	89,758	89,745
1.68%, 04/25/05[3]	89,758	89,800
Nationwide Building Society
1.59%, 07/28/05[3,5]	89,758	89,758
1.63%, 12/09/04[3]	74,499	74,064
Northern Rock PLC
1.56%, 01/13/05[3,5]	85,270	85,270
Permanent Financing PLC
1.31%, 03/10/05[3]	89,758	89,758
1.32%, 12/10/04[3]	44,879	44,879
1.34%, 06/10/05[3]	40,391	40,391
Sigma Finance Inc.
1.35%, 11/15/04[3]	89,758	89,756
1.52%, 10/07/04[3]	89,758	89,754
Tango Finance Corp.
1.20%, 05/17/05[3,5]	74,499	74,496
1.23%, 02/25/05[3,5]	50,264	50,259
1.32%, 04/07/05[3,5]	32,941	32,939
1.34%, 01/18/05[3,5]	39,493	39,492
1.42%, 07/25/05[3,5]	89,758	89,749
WhistleJacket Capital LLC
1.26%, 10/20/04[3,5]	22,233	22,171
1.34%, 09/15/04[3,5]	44,879	44,878
1.38%, 07/15/05[3,5]	67,318	67,305
1.48%, 06/15/05[3,5]	44,879	44,870
White Pine Finance LLC
1.21%, 05/20/05[3,5]	40,391	40,388
1.33%, 04/15/05[3,5]	67,318	67,309
1.33%, 07/05/05[3,5]	44,879	44,870
1.34%, 11/15/04[3,5]	53,855	53,855
1.35%, 06/15/05[3,5]	36,801	36,801
1.40%, 08/26/04[3,5]	44,879	44,878
1.55%, 07/11/05[3,5]	22,439	22,437

		2,834,351

COMMERCIAL PAPER – 1.86%
Alpine Securitization Corp.
1.31%, 08/12/04[3]	44,879	44,862
Amsterdam Funding Corp.
1.30%, 08/13/04[3]	67,318	67,291
1.33%, 08/16/04[3]	89,758	89,711
1.35%, 08/20/04[3]	26,927	26,909
1.37%, 08/24/04[3]	31,415	31,389
Barton Capital Corp.
1.29%, 08/10/04[3]	44,879	44,866
1.30%, 08/13/04[3]	36,892	36,878
1.35%, 08/18/04[3]	22,439	22,426
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04[3]	44,879	44,872
Corporate Asset Funding
1.42%, 09/03/04[3]	26,927	26,893
CRC Funding LLC
1.42%, 09/03/04[3]	44,879	44,822
Edison Asset Securitization
1.07%, 09/21/04[3]	44,879	44,812
1.45%, 11/09/04[3]	89,758	89,400
1.59%, 12/02/04[3]	89,758	89,274
Falcon Asset Securitization Corp.
1.29%, 08/09/04[3]	85,270	85,248
1.30%, 08/03/04[3]	44,879	44,878
1.34%, 08/19/04[3]	44,879	44,850
1.37%, 08/24/04[3]	35,903	35,873

34	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2004

Security	Principal	Value
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	$44,879	$44,498
GIRO Funding US Corp.
1.55%, 10/15/04[3]	58,859	58,671
Grampian Funding LLC
1.26%, 10/22/04[3]	89,758	89,504
1.44%, 10/27/04[3]	89,758	89,449
1.59%, 11/30/04[3]	44,879	44,641
Jupiter Securitization Corp.
1.30%, 08/12/04[3]	44,879	44,863
1.37%, 08/20/04[3]	60,049	60,008
Park Avenue Receivables Corp.
1.35%, 08/19/04[3]	44,879	44,850
Preferred Receivables Funding Corp.
1.29%, 08/05/04[3]	41,457	41,453
1.36%, 08/23/04[3]	44,879	44,843
Receivables Capital Corp.
1.30%, 08/12/04[3]	31,415	31,404
1.34%, 08/16/04[3]	5,368	5,365
1.35%, 08/18/04[3]	40,391	40,367
1.35%, 08/19/04[3]	15,259	15,249
Scaldis Capital LLC
1.34%, 08/16/04[3]	89,758	89,711
1.37%, 08/20/04[3]	13,464	13,454
1.40%, 08/25/04[3]	112,197	112,097
Sydney Capital Corp.
1.25%, 10/22/04[3]	29,871	29,787
1.31%, 08/12/04[3]	35,903	35,890
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04[3]	47,369	47,352
1.34%, 08/16/04[3]	25,132	25,119
1.36%, 08/20/04[3]	67,318	67,272
1.37%, 08/19/04[3]	25,072	25,056
1.37%, 08/20/04[3]	11,668	11,660
Windmill Funding Corp.
1.29%, 08/06/04[3]	112,197	112,178

		2,139,995

TIME DEPOSITS – 1.63%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	89,758	89,758
1.33%, 02/10/05[3]	44,879	44,875
1.39%, 02/02/05[3]	44,879	44,875
1.39%, 04/08/05[3]	62,830	62,824
1.40%, 10/25/04[3]	89,758	89,755
Bank of New York
1.39%, 11/01/04[3]	89,758	89,755
1.60%, 12/03/04[3]	22,439	22,436
Bank of Nova Scotia
1.13%, 10/06/04[3]	89,758	89,758
1.24%, 10/07/04[3]	67,318	67,318
1.42%, 10/29/04[3]	67,318	67,319
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	89,758	89,760
1.35%, 06/10/05[3]	44,879	44,891
1.36%, 06/23/05[3]	89,758	89,734
Norddeutsche Landesbank
1.59%, 07/27/05[3]	89,758	89,727
Nordea Bank PLC
2.11%, 06/07/05[3]	89,758	89,743
Prudential Funding LLC
1.60%, 12/01/04[3]	44,879	44,637
Toronto-Dominion Bank
1.22%, 03/23/05[3]	157,076	157,058
1.34%, 02/10/05[3]	35,903	35,900
1.41%, 11/01/04[3]	67,318	67,317
1.77%, 05/10/05[3]	44,879	44,875
1.90%, 05/11/05[3]	44,879	44,875
UBS Finance (Delaware)
1.10%, 09/08/04[3]	89,758	89,656
1.11%, 12/17/04[3]	134,636	134,068
1.13%, 08/09/04[3]	89,758	89,738
1.14%, 09/29/04[3]	89,758	89,594

		1,870,246

REPURCHASE AGREEMENTS – 0.98%
Banc of America Securities LLC
1.34%, 08/02/04[3,6]	233,370	233,370
Bank of America, N.A.
1.37%, 08/02/04[3,6]	448,788	448,788
Goldman Sachs & Co.
1.37%, 08/02/04[3,6]	448,788	448,788

		1,130,946

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

JULY 31, 2004

Security	Shares	Value
U.S. GOVERNMENT AGENCY NOTES – 0.41%
Federal Home Loan Mortgage Corp.
1.28%, 08/19/04[3]	$35,903	$35,881
1.63%, 04/15/05[3]	62,830	62,971
1.80%, 01/18/05[3]	41,737	41,385
1.80%, 01/19/05[3]	44,879	44,497
2.06%, 05/31/05[3]	44,747	43,974
Federal National Mortgage Association
1.28%, 08/20/04[3]	116,685	116,610
2.33%, 07/22/05[3]	134,636	131,558

		476,876

MEDIUM-TERM NOTES – 0.29%
CC USA Inc.
1.29%, 04/15/05[3,5]	89,758	89,751
1.51%, 02/15/05[3,5]	58,342	58,392
Dorada Finance Inc.
1.24%, 08/09/04[3,5]	22,439	22,439
1.48%, 01/18/05[3,5]	67,318	67,317
K2 USA LLC
1.46%, 01/12/05[3,5]	44,879	44,877
Sigma Finance Inc.
1.24%, 08/06/04[3]	22,439	22,439
WhistleJacket Capital LLC
1.32%, 02/04/05[3,5]	22,439	22,437

		327,652

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,730,525)		11,730,525

TOTAL INVESTMENTS IN SECURITIES – 110.21% (Cost: $138,354,684)		126,829,207

Other Assets, Less Liabilities – (10.21%)		(11,752,491)

NET ASSETS – 100.00%		$115,076,716

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.

INDUSTRY DIVERSIFICATION

Industry	% of Net Assets	Value
Software	76.10%	$87,574,757
Internet	15.97	18,374,254
Computers	5.13	5,899,499
Telecommunications	2.82	3,250,172
Short-Term and Other Net Assets	(0.02)	(21,966)

TOTAL	100.00%	$115,076,716

See notes to financial statements.

36	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.96%

CHEMICALS – 0.36%
Ashland Inc.	18,041	$943,003

		943,003

COAL – 0.84%
Arch Coal Inc.	13,993	472,544
CONSOL Energy Inc.	23,002	824,392
Peabody Energy Corp.	16,392	920,903

		2,217,839

FOREST PRODUCTS & PAPER – 6.65%
Abitibi-Consolidated Inc. (Canada)	112,444	739,882
Boise Cascade Corp.	22,471	724,690
Bowater Inc.[1]	14,267	532,159
Domtar Inc.	58,861	764,604
Georgia-Pacific Corp.	65,092	2,187,091
International Paper Co.	124,028	5,361,730
Louisiana-Pacific Corp.	27,883	660,269
MeadWestvaco Corp.	51,419	1,535,371
Potlatch Corp.[1]	7,609	305,045
Temple-Inland Inc.	14,190	968,467
Wausau-Mosinee Paper Corp.[1]	13,312	206,868
Weyerhaeuser Co.	56,882	3,526,684

		17,512,860

MINING – 11.53%
Aber Diamond Corp.[1,2]	14,711	444,272
Agnico-Eagle Mines Ltd. (Canada)	21,771	288,030
Alcan Inc. (Canada)[1]	94,005	3,724,478
Alcoa Inc.	222,138	7,115,080
Barrick Gold Corp. (Canada)[1]	135,603	2,592,729
Bema Gold Corp.[1,2]	92,647	215,868
Cameco Corp. (Canada)[1]	14,479	861,500
Coeur d’Alene Mines Corp.[1,2]	54,304	187,892
Freeport-McMoRan Copper & Gold Inc.	45,177	1,574,418
Glamis Gold Ltd. (Canada)[2]	33,249	522,009
Goldcorp Inc. (Canada)	48,567	559,006
IAMGOLD Corp. (Canada)[1]	36,772	215,484
Inco Ltd. (Canada)[2]	47,829	1,596,054
Kinross Gold Corp.[1,2]	88,619	470,567
Meridian Gold Inc.[1,2]	25,560	338,926
Newmont Mining Corp.	102,760	4,158,697
Noranda Inc. (Canada)	73,185	1,236,827
Phelps Dodge Corp.[2]	23,864	1,859,960
Placer Dome Inc. (Canada)	105,550	1,690,911
Stillwater Mining Co.[1,2]	23,066	335,610
Wheaton River Minerals Ltd.[2]	145,432	366,489

		30,354,807

OIL & GAS – 65.65%
Amerada Hess Corp.	22,975	1,914,966
Anadarko Petroleum Corp.	64,334	3,846,530
Apache Corp.	83,068	3,865,154
BP PLC ADR[1]	348,430	19,637,515
Burlington Resources Inc.	101,332	3,867,842
Cabot Oil & Gas Corp.[1]	8,374	368,205
Canadian Natural Resources Ltd. (Canada)	68,471	2,271,868
Chesapeake Energy Corp.	62,087	953,035
ChevronTexaco Corp.	203,747	19,488,401
Cimarex Energy Co.[2]	10,485	341,077
ConocoPhillips	175,262	13,805,388
Devon Energy Corp.	61,022	4,240,419
Diamond Offshore Drilling Inc.[1]	32,946	805,200
EnCana Corp. (Canada)	116,492	5,162,925
ENSCO International Inc.	38,506	1,159,416
EOG Resources Inc.	29,751	1,890,676
Evergreen Resources Inc.[2]	10,984	449,465
Exxon Mobil Corp.	420,604	19,473,965
Forest Oil Corp.[1,2]	13,644	385,989
GlobalSantaFe Corp.	59,879	1,640,685
Grey Wolf Inc.[1,2]	48,623	218,317
Helmerich & Payne Inc.	12,913	326,957
Houston Exploration Co.[1,2]	8,213	443,502
Kerr-McGee Corp.	38,195	2,005,238
Marathon Oil Corp.	88,218	3,323,172
Murphy Oil Corp.	23,548	1,821,202
Nabors Industries Ltd.[2]	37,905	1,762,583
Newfield Exploration Co.[2]	14,495	856,220
Nexen Inc. (Canada)	32,925	1,266,954
Noble Corp.[2]	34,572	1,338,628
Noble Energy Inc.	14,878	822,902
Occidental Petroleum Corp.	99,933	4,923,699
Patina Oil & Gas Corp.[1]	18,071	532,914

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2004

Security	Shares	Value
Patterson-UTI Energy Inc.	42,746	$779,260
Petro-Canada (Canada)[1]	67,913	3,185,799
PetroKazakhstan Inc. Class A (Canada)[1]	20,649	653,541
Pioneer Natural Resources Co.	30,792	1,110,052
Plains Exploration & Production Co.[2]	19,716	411,079
Pogo Producing Co.	16,272	722,151
Precision Drilling Corp. (Canada)[2]	14,291	710,691
Premcor Inc.[2]	22,848	820,243
Pride International Inc.[1,2]	34,929	628,722
Quicksilver Resources Inc.[1,2]	12,726	403,032
Rowan Companies Inc.[2]	27,161	663,272
Royal Dutch Petroleum Co. NYS (Netherlands)[1]	364,065	18,312,470
Spinnaker Exploration Co.[1,2]	8,587	307,157
St. Mary Land & Exploration Co.[1]	7,428	254,855
Stone Energy Corp.[1,2]	6,799	307,587
Suncor Energy Inc. (Canada)[1]	115,604	3,350,204
Sunoco Inc.	19,275	1,313,977
Talisman Energy Inc. (Canada)[1]	98,053	2,337,584
Tesoro Petroleum Corp.[1,2]	16,779	486,591
Transocean Inc.[2]	81,904	2,326,074
Ultra Petroleum Corp.[2]	19,166	859,978
Unit Corp.[1,2]	11,700	377,325
Unocal Corp.	67,295	2,608,354
Valero Energy Corp.	32,868	2,462,471
Vintage Petroleum Inc.	16,569	283,330
XTO Energy Inc.	65,270	1,951,573

		172,838,381

OIL & GAS SERVICES – 9.93%
Baker Hughes Inc.	85,067	3,428,200
BJ Services Co.[2]	40,777	2,024,986
Cal Dive International Inc.[1,2]	9,725	301,475
CARBO Ceramics Inc.	4,070	288,278
FMC Technologies Inc.[2]	17,327	519,810
Grant Prideco Inc.[2]	31,280	590,879
Halliburton Co.	112,413	3,569,113
Hanover Compressor Co.[1,2]	21,908	257,200
Key Energy Services Inc.[2]	33,655	339,242
National-Oilwell Inc.[2]	21,915	733,057
Schlumberger Ltd.	150,546	9,683,119

Security	Shares or Principal	Value
Seacor Holdings Inc.[1,2]	4,818	$203,801
Smith International Inc.[2]	26,767	1,559,981
Tidewater Inc.[1]	15,515	470,880
Varco International Inc.[2]	24,785	599,053
Weatherford International Ltd.[1,2]	33,816	1,581,912

		26,150,986

PACKAGING & CONTAINERS – 0.70%
Packaging Corp. of America	27,170	634,691
Smurfit-Stone Container Corp.[1]	64,786	1,205,667

		1,840,358

PIPELINES – 3.74%
El Paso Corp.[1]	164,351	1,296,729
Enbridge Inc. (Canada)[1]	43,943	1,662,803
Kinder Morgan Inc.	31,670	1,900,517
Questar Corp.	21,347	874,800
TransCanada Corp. (Canada)	123,558	2,482,280
Williams Companies Inc.	133,516	1,622,219

		9,839,348

REAL ESTATE INVESTMENT TRUSTS – 0.56%
Plum Creek Timber Co. Inc.	46,939	1,472,946

		1,472,946

TOTAL COMMON STOCKS (Cost: $226,375,475)		263,170,528

SHORT-TERM INVESTMENTS – 7.75%

MONEY MARKET FUNDS – 1.96%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	3,074,960	3,074,960
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	1,870,792	1,870,792
BlackRock Temp Cash Money Market Fund[3]	78,658	78,658
Short-Term Investment Co. – Prime Money Market Portfolio[3]	134,058	134,058

		5,158,468

FLOATING RATE NOTES – 1.87%
Beta Finance Inc.
1.30%, 05/04/05[3,5]	$93,490	93,476

38	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2004

Security	Principal	Value
1.31%, 10/12/04[3,5]	$77,908	$77,907
1.34%, 09/15/04[3,5]	155,816	155,814
1.42%, 03/15/05[3,5]	77,908	77,947
1.48%, 08/23/04[3,5]	77,908	77,912
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	116,862	116,859
1.38%, 11/22/04[3]	38,954	38,955
1.40%, 10/29/04[3]	155,816	155,816
CC USA Inc.
1.30%, 05/04/05[3,5]	155,816	155,793
1.61%, 07/29/05[3,5]	155,816	155,770
Depfa Bank PLC
1.27%, 06/15/05[3]	155,816	155,816
Dorada Finance Inc.
1.61%, 07/29/05[3,5]	129,327	129,290
Five Finance Inc.
1.42%, 04/29/05[3,5]	124,653	124,644
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	99,722	99,716
1.58%, 04/22/05[3]	155,816	155,816
K2 USA LLC
1.34%, 08/16/04[3,5]	38,954	38,954
1.41%, 09/27/04[3,5]	168,282	168,278
1.49%, 06/10/05[3,5]	155,816	155,800
1.61%, 07/25/05[3,5]	77,908	77,893
Links Finance LLC
1.33%, 04/15/05[3]	155,816	155,794
1.68%, 04/25/05[3]	155,816	155,890
Nationwide Building Society
1.59%, 07/28/05[3,5]	155,816	155,816
1.63%, 12/09/04[3]	129,327	128,573
Northern Rock PLC
1.56%, 01/13/05[3,5]	148,025	148,025
Permanent Financing PLC
1.31%, 03/10/05[3]	155,816	155,816
1.32%, 12/10/04[3]	77,908	77,908
1.34%, 06/10/05[3]	70,117	70,117
Sigma Finance Inc.
1.35%, 11/15/04[3]	155,816	155,813
1.52%, 10/07/04[3]	155,816	155,811
Tango Finance Corp.
1.20%, 05/17/05[3,5]	129,327	129,322
1.23%, 02/25/05[3,5]	87,257	87,247
1.32%, 04/07/05[3,5]	57,185	57,181
1.34%, 01/18/05[3,5]	68,559	68,556
1.42%, 07/25/05[3,5]	155,816	155,801
WhistleJacket Capital LLC
1.26%, 10/20/04[3,5]	38,596	38,489
1.34%, 09/15/04[3,5]	77,908	77,906
1.38%, 07/15/05[3,5]	116,862	116,840
1.48%, 06/15/05[3,5]	77,908	77,893
White Pine Finance LLC
1.21%, 05/20/05[3,5]	70,117	70,112
1.33%, 04/15/05[3,5]	116,862	116,846
1.33%, 07/05/05[3,5]	77,908	77,892
1.34%, 11/15/04[3,5]	93,490	93,490
1.35%, 06/15/05[3,5]	63,885	63,885
1.40%, 08/26/04[3,5]	77,908	77,907
1.55%, 07/11/05[3,5]	38,954	38,950

		4,920,336

COMMERCIAL PAPER – 1.41%
Alpine Securitization Corp.
1.31%, 08/12/04[3]	77,908	77,880
Amsterdam Funding Corp.
1.30%, 08/13/04[3]	116,862	116,816
1.33%, 08/16/04[3]	155,816	155,736
1.35%, 08/20/04[3]	46,745	46,713
1.37%, 08/24/04[3]	54,536	54,490
Barton Capital Corp.
1.29%, 08/10/04[3]	77,908	77,886
1.30%, 08/13/04[3]	64,044	64,018
1.35%, 08/18/04[3]	38,954	38,931
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04[3]	77,908	77,897
Corporate Asset Funding
1.42%, 09/03/04[3]	46,745	46,686
CRC Funding LLC
1.42%, 09/03/04[3]	77,908	77,810
Edison Asset Securitization
1.07%, 09/21/04[3]	77,908	77,792
1.45%, 11/09/04[3]	155,816	155,195
1.59%, 12/02/04[3]	155,816	154,977

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2004

Security	Principal	Value
Falcon Asset Securitization Corp.
1.29%, 08/09/04[3]	$148,025	$147,989
1.30%, 08/03/04[3]	77,908	77,905
1.34%, 08/19/04[3]	77,908	77,859
1.37%, 08/24/04[3]	62,326	62,274
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	77,908	77,248
GIRO Funding US Corp.
1.55%, 10/15/04[3]	102,177	101,851
Grampian Funding LLC
1.26%, 10/22/04[3]	155,816	155,376
1.44%, 10/27/04[3]	155,816	155,280
1.59%, 11/30/04[3]	77,908	77,496
Jupiter Securitization Corp.
1.30%, 08/12/04[3]	77,908	77,880
1.37%, 08/20/04[3]	104,243	104,171
Park Avenue Receivables Corp.
1.35%, 08/19/04[3]	77,908	77,858
Preferred Receivables Funding Corp.
1.29%, 08/05/04[3]	71,968	71,961
1.36%, 08/23/04[3]	77,908	77,846
Receivables Capital Corp.
1.30%, 08/12/04[3]	54,536	54,516
1.34%, 08/16/04[3]	9,318	9,313
1.35%, 08/18/04[3]	70,117	70,075
1.35%, 08/19/04[3]	26,489	26,472
Scaldis Capital LLC
1.34%, 08/16/04[3]	155,816	155,735
1.37%, 08/20/04[3]	23,372	23,356
1.40%, 08/25/04[3]	194,770	194,596
Sydney Capital Corp.
1.25%, 10/22/04[3]	51,856	51,710
1.31%, 08/12/04[3]	62,326	62,304
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04[3]	82,230	82,201
1.34%, 08/16/04[3]	43,629	43,606
1.36%, 08/20/04[3]	116,862	116,783
1.37%, 08/19/04[3]	43,524	43,496
1.37%, 08/20/04[3]	20,256	20,242
Windmill Funding Corp.
1.29%, 08/06/04[3]	194,765	194,737

		3,714,963

TIME DEPOSITS – 1.23%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	155,816	155,816
1.33%, 02/10/05[3]	77,908	77,902
1.39%, 02/02/05[3]	77,908	77,902
1.39%, 04/08/05[3]	109,071	109,060
1.40%, 10/25/04[3]	155,816	155,811
Bank of New York
1.39%, 11/01/04[3]	155,816	155,812
1.60%, 12/03/04[3]	38,954	38,947
Bank of Nova Scotia
1.13%, 10/06/04[3]	155,816	155,816
1.24%, 10/07/04[3]	116,862	116,860
1.42%, 10/29/04[3]	116,862	116,864
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	155,816	155,820
1.35%, 06/10/05[3]	77,908	77,929
1.36%, 06/23/05[3]	155,816	155,775
Norddeutsche Landesbank
1.59%, 07/27/05[3]	155,816	155,762
Nordea Bank PLC
2.11%, 06/07/05[3]	155,816	155,790
Prudential Funding LLC
1.60%, 12/01/04[3]	77,908	77,489
Toronto-Dominion Bank
1.22%, 03/23/05[3]	272,678	272,648
1.34%, 02/10/05[3]	62,326	62,322
1.41%, 11/01/04[3]	116,862	116,859
1.77%, 05/10/05[3]	77,908	77,902
1.90%, 05/11/05[3]	77,908	77,902
UBS Finance (Delaware)
1.10%, 09/08/04[3]	155,816	155,640
1.11%, 12/17/04[3]	233,724	232,737
1.13%, 08/09/04[3]	155,816	155,783
1.14%, 09/29/04[3]	155,816	155,531

		3,246,679

40	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2004

Security	Principal	Value
REPURCHASE AGREEMENTS – 0.75%
Banc of America Securities LLC
1.34%, 08/02/04[3,6]	$405,122	$405,122
Bank of America, N.A.
1.37%, 08/02/04[3,6]	779,081	779,081
Goldman Sachs & Co.
1.37%, 08/02/04[3,6]	779,081	779,081

		1,963,284

U.S. GOVERNMENT AGENCY NOTES – 0.31%
Federal Home Loan Mortgage Corp.
1.28%, 08/19/04[3]	62,326	62,289
1.63%, 04/15/05[3]	109,071	109,316
1.80%, 01/18/05[3]	72,455	71,842
1.80%, 01/19/05[3]	77,908	77,246
2.06%, 05/31/05[3]	77,679	76,337
Federal National Mortgage Association
1.28%, 08/20/04[3]	202,561	202,432
2.33%, 07/22/05[3]	233,724	228,381

		827,843

MEDIUM-TERM NOTES – 0.22%
CC USA Inc.
1.29%, 04/15/05[3,5]	155,816	155,805
1.51%, 02/15/05[3,5]	101,281	101,366
Dorada Finance Inc.
1.24%, 08/09/04[3,5]	38,954	38,954
1.48%, 01/18/05[3,5]	116,862	116,860
K2 USA LLC
1.46%, 01/12/05[3,5]	77,908	77,905
Sigma Finance Inc.
1.24%, 08/06/04[3]	38,954	38,954
WhistleJacket Capital LLC
1.32%, 02/04/05[3,5]	38,954	38,950

		568,794

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,400,367)		20,400,367

TOTAL INVESTMENTS IN SECURITIES – 107.71% (Cost: $246,775,842)		283,570,895

Other Assets, Less Liabilities – (7.71%)		(20,300,617)

NET ASSETS – 100.00%		$263,270,278

ADR – American Depositary Receipts

NYS – New York Registered Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.

INDUSTRY DIVERSIFICATION

Industry	% of Net Assets	Value
Oil & Gas	65.65%	$172,838,381
Mining	11.53	30,354,807
Oil & Gas Services	9.93	26,150,986
Forest Products & Paper	6.65	17,512,860
Pipelines	3.74	9,839,348
Coal	0.84	2,217,839
Packaging & Containers	0.70	1,840,358
Real Estate Investment Trusts	0.56	1,472,946
Chemicals	0.36	943,003
Short-Term and Other Net Assets	0.04	99,750

TOTAL	100.00%	$263,270,278

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.16%

AUSTRALIA – 4.97%
Alumina Ltd.	1,527,040	$5,550,114
Amcor Ltd.	810,880	3,895,515
AMP Ltd.	2,100,160	9,221,553
Ansell Ltd.	493,449	2,716,120
Aristocrat Leisure Ltd.[2]	438,080	1,579,955
Australia and New Zealand Banking Group Ltd.	2,102,769	26,594,598
Australian Gas & Light Co. Ltd.	541,120	4,774,724
Australian Stock Exchange Ltd.	183,680	2,025,940
BHP Billiton Ltd.	4,525,120	41,766,650
BHP Steel	901,133	4,669,869
Boral Ltd.	931,520	4,729,490
Brambles Industries Ltd.[2]	1,507,200	6,290,733
Coca-Cola Amatil Ltd.	616,960	3,033,041
Coles Myer Ltd.	1,407,040	8,759,763
Commonwealth Bank of Australia	1,558,080	34,064,873
Commonwealth Property Office Fund	4,802,560	4,035,879
CSL Ltd.	346,675	6,188,373
CSR Ltd.	1,816,000	2,912,296
Deutsche Office Trust	4,830,246	4,295,929
Foster’s Group Ltd.	2,786,560	9,035,111
Futuris Corp. Ltd.[2]	1,769,149	2,081,411
General Property Trust	2,134,720	5,217,356
Harvey Normand Holdings Ltd.	1,221,120	2,599,657
Insurance Australia Group Ltd.	1,796,480	6,265,213
Investa Property Group	3,237,839	4,466,893
James Hardie Industries NV2	543,040	2,167,658
John Fairfax Holdings Ltd.	896,640	2,367,247
Leighton Holdings Ltd.[2]	376,000	2,467,241
Lend Lease Corp. Ltd.	522,240	3,803,537
Macquarie Bank Ltd.	203,840	4,713,577
Macquarie Infrastructure Group	2,601,920	6,304,551
Mirvac Group	1,653,120	5,267,444
National Australia Bank Ltd.	1,762,289	32,914,273
Newcrest Mining Ltd.	573,760	5,713,655
News Corp. Ltd.[2]	1,562,920	13,374,947
Orica Ltd.	227,200	2,482,087
Origin Energy Ltd.	1,460,160	6,217,104
PaperlinX Ltd.	614,400	2,164,230
Patrick Corp. Ltd.	1,102,080	4,244,826
QBE Insurance Group Ltd.[2]	739,840	6,466,012
Rinker Group Ltd.	1,257,280	7,255,099
Rio Tinto Ltd.[2]	401,359	10,649,807
Santos Ltd.	1,279,680	6,497,159
Stockland Trust Group	859,840	3,323,846
Suncorp-Metway Ltd.	524,800	5,108,493
TABCORP Holdings Ltd.[2]	696,744	6,816,379
Telstra Corp. Ltd.	2,398,400	8,280,426
Transurban Group	600,640	2,136,791
Wesfarmers Ltd.	394,560	8,145,630
Westfield Group[1,2]	1,686,097	17,888,722
Westpac Banking Corp.	2,128,640	25,118,069
WMC Resources Ltd.	1,303,360	4,746,264
Woodside Petroleum Ltd.	736,000	9,272,420
Woolworths Ltd.	1,376,960	11,291,778

		433,970,328

BELGIUM – 1.37%
AGFA Gevaert NV2	159,406	3,819,145
Bekaert NV	33,705	2,026,928
Belgacom SA1	186,369	5,723,907
Cofinimmo[2]	39,360	5,269,487
Colruyt NV	29,440	3,813,805
Delhaize-Le Lion SA2	98,297	4,704,201
Dexia Group[2]	808,878	13,517,020
Electrabel SA2	35,694	11,284,918
Fortis[2]	1,332,855	28,756,059
Groupe Bruxelles Lambert SA2	101,142	6,271,150
Interbrew SA	193,178	5,849,303
KBC Bankverzekeringsholding NV2	142,720	8,060,440
Mobistar SA1,2	36,882	2,444,445
Omega Pharma SA	32,820	1,622,035
Solvay SA2	99,234	8,303,358
UCB SA2	105,920	4,877,731
Umicore Mines SA2	48,960	3,056,319

		119,400,251

DENMARK – 0.82%
AP Moller - Maersk A/S	1,600	11,140,618
Carlsberg A/S Class B2	55,040	2,771,786
Coloplast A/S	35,840	3,453,073
Danske Bank A/S2	678,481	15,628,266

42	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
Falck A/S1	124,000	$835,287
H. Lundbeck A/S2	96,000	1,919,813
ISS A/S	64,000	3,150,463
Novo Nordisk A/S Class B	308,160	15,668,476
Novozymes A/S Class B	80,320	3,641,686
TDC A/S	160,000	5,207,591
Topdanmark A/S1,2	78,400	4,678,153
Vestas Wind Systems A/S1,2	313,359	4,008,576

		72,103,788

FINLAND – 1.33%
Amer Group Ltd.[2]	59,840	3,105,112
Elisa OYJ Class A1,2	193,280	2,489,884
Fortum OYJ[2]	459,666	6,336,600
Kone Corp. Class B2	91,200	5,358,252
Metso Corp.[2]	212,800	2,761,842
Nokia OYJ	5,664,224	64,989,287
Outokumpu OYJ[2]	135,680	2,123,575
Sampo OYJ Class A2	514,880	4,853,737
Stora Enso OYJ Class R2	725,006	10,072,931
TietoEnator OYJ[2]	107,637	2,993,519
UPM-Kymmene OYJ[2]	589,760	11,460,071

		116,544,810

FRANCE – 9.43%
Accor SA2	236,596	10,049,499
Air France[1,2]	191,968	2,997,625
Alcatel SA1,2	1,380,495	17,883,625
Alstom[1,2]	5,578,386	3,022,244
Arcelor[2]	521,920	8,665,161
Atos Origin SA1	48,640	2,870,032
Autoroutes du Sud de la France SA2	91,136	3,610,990
Aventis SA2	730,710	56,743,121
AXA[2]	1,582,362	32,519,796
BIC SA2	51,840	2,223,767
BNP Paribas SA2	970,609	56,535,160
Bouygues SA2	238,574	8,022,366
Business Objects SA1,2	66,979	1,439,413
Cap Gemini SA1,2	145,600	4,850,416
Carrefour SA2	667,385	31,842,633
Compagnie de Saint-Gobain SA2	358,490	17,523,124
Compagnie Generale des Etablissements Michelin Class B2	170,880	9,504,771
Credit Agricole SA2	810,306	19,121,131
Dassault Systemes SA2	64,320	2,884,568
Essilor International SA	109,628	6,737,918
European Aeronautic Defence and Space Co.[2]	335,123	9,239,494
France Telecom SA2	1,269,917	31,465,103
Groupe Danone[2]	268,800	22,168,091
Lafarge SA2	200,354	17,174,593
Lagardere S.C.A.[2]	154,769	9,419,191
L’Air Liquide SA2	123,743	20,037,862
L’Oreal SA2	384,171	27,543,225
LVMH Moet Hennessy Louis Vuitton SA2	263,822	18,009,536
Pernod-Ricard SA2	65,876	7,891,485
Pinault-Printemps-Redoute SA2	78,920	7,701,025
PSA Peugeot Citroen[2]	200,326	11,564,700
Publicis Groupe[2]	98,880	2,680,929
Renault SA2	206,737	16,315,461
Sagem SA2	27,330	2,678,382
Sanofi-Synthelabo SA2	407,630	27,041,214
Schneider Electric SA2	240,244	15,286,427
Societe Generale Class A2	376,640	30,925,681
Societe Television Francaise 1[2]	158,130	4,510,117
Sodexho Alliance SA2	159,360	4,334,151
STMicroelectronics NV2	694,218	12,904,810
Suez SA2	916,327	18,114,739
Technip-Coflexip SA2	37,227	5,185,610
Thales/Ex Thomson CSF[2]	117,864	4,105,235
Thomson SA2	302,824	5,643,775
Total SA2	687,823	133,573,256
Union du Credit Bail Immobilier[2]	60,326	6,326,028
Valeo SA2	87,863	3,569,107
Veolia Environment[2]	346,067	9,232,906
Vinci SA2	83,574	8,507,329
Vivendi Universal SA1	1,142,671	28,573,678
Zodiac SA2	84,488	2,899,001

		823,669,501

GERMANY – 6.36%
Adidas-Salomon AG2	57,954	6,892,946
Allianz AG2	69,839	6,751,838
Altana AG2	98,410	5,331,633

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
BASF AG2	623,555	$33,242,282
Bayer AG2	802,669	21,434,161
Bayerische Hypo-Und Vereinsbank AG1	683,479	11,026,519
Celesio AG2	63,040	4,022,542
Commerzbank AG1,2	649,830	11,140,847
Continental AG2	179,419	8,465,491
DaimlerChrysler AG Registered	1,020,657	45,601,510
Deutsche Bank AG2	619,927	43,102,354
Deutsche Boerse AG2	151,360	7,376,665
Deutsche Lufthansa AG1,2	377,920	4,463,519
Deutsche Post AG	515,520	10,346,407
Deutsche Telekom AG1,2	2,901,809	48,631,371
Douglas Holding AG2	119,360	3,418,706
E.ON AG2	721,280	51,347,608
Fresenius Medical Care AG2	51,123	3,718,207
Heidelberger Zement AG2	71,873	3,258,776
Hypo Real Estate Holding AG1,2	180,337	5,597,269
Infineon Technologies AG1	747,520	8,180,788
Karstadtquelle AG2	104,804	2,146,301
Linde AG2	123,168	6,687,794
MAN AG2	134,242	4,982,765
Merck KGaA[2]	79,680	4,474,210
Metro AG2	186,560	8,564,338
Muenchener Rueckversicherungs-Gesellschaft AG2	208,925	20,067,483
Puma AG	21,944	5,177,954
RWE AG2	464,320	22,752,035
SAP AG2	233,502	37,445,814
Schering AG2	218,272	12,266,971
Siemens AG2	925,659	64,983,413
ThyssenKrupp AG2	390,080	6,960,018
TUI AG2	236,939	4,062,141
Volkswagen AG2	280,230	11,379,925

		555,302,601

GREECE – 0.34%
Hellenic Telecommunications Organization SA2	1,703,696	10,767,359
National Bank of Greece SA ADR[2]	4,323,202	19,195,017

		29,962,376

HONG KONG – 1.63%
Bank of East Asia Ltd.	1,792,000	5,077,431
BOC Hong Kong Holdings Ltd.[2]	4,320,000	7,393,988
Cathay Pacific Airways Ltd.	1,600,000	2,851,337
Cheung Kong (Holdings) Ltd.	1,920,000	14,215,658
Cheung Kong Infrastructure Holdings Ltd.	640,000	1,522,081
CLP Holdings Ltd.	1,760,000	9,883,267
Esprit Holdings Ltd.	1,449,000	6,446,316
Giordano International Ltd.	3,200,000	1,938,499
Hang Lung Properties Ltd.[2]	1,920,000	2,646,205
Hang Seng Bank Ltd.	956,900	12,237,514
Henderson Land Development Co. Ltd.	640,000	2,814,413
Hong Kong & China Gas Co. Ltd.	3,840,200	6,695,862
Hong Kong Exchanges & Clearing Ltd.	1,280,000	2,642,102
Hongkong Electric Holdings Ltd.	1,584,500	6,764,726
Hutchison Whampoa Ltd.	2,209,000	14,939,358
Johnson Electric Holdings Ltd.	2,080,000	2,106,707
Li & Fung Ltd.	1,920,000	2,658,513
MTR Corp. Ltd.	1,600,000	2,400,046
New World Development Co. Ltd.	3,081,599	2,489,032
PCCW Ltd.[1]	3,901,800	2,676,286
Shangri-La Asia Ltd.[2]	1,280,000	1,197,972
Sun Hung Kai Properties Ltd.	1,600,000	13,538,722
Swire Pacific Ltd. Class A	1,280,000	8,533,498
Techtronic Industries Co.[2]	1,873,500	2,786,284
Television Broadcasts Ltd.	320,000	1,316,948
Wharf Holdings Ltd.	1,600,000	4,923,172

		142,695,937

IRELAND – 0.91%
Allied Irish Banks PLC	1,066,488	16,422,337
Bank of Ireland	1,298,240	16,849,313
CRH PLC	647,040	14,489,471
DCC PLC	159,040	2,766,831
Depfa Bank PLC	459,860	6,256,227
Elan Corp. PLC[1]	457,997	9,291,182
Independent News & Media PLC	968,320	2,215,037
Irish Life & Permanent PLC	449,920	6,808,932
Kerry Group PLC Class A	186,560	3,858,781
Ryanair Holdings PLC[1]	88,752	480,838

		79,438,949

44	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
ITALY – 3.85%
Alleanza Assicurazioni SpA[2]	603,212	$6,463,510
Arnoldo Mondadori Editore SpA[2]	156,560	1,457,031
Assicurazioni Generali SpA[2]	1,091,323	28,866,346
Autogrill SpA[1,2]	172,220	2,560,702
Autostrade SpA[2]	300,480	5,867,794
Banca Antonveneta SpA[1,2]	253,120	5,113,601
Banca Fideuram SpA[2]	318,917	1,635,670
Banca Intesa SpA[2]	4,707,426	17,455,917
Banca Monte dei Paschi di Siena SpA[2]	1,347,257	4,030,745
Banca Nazionale del Lavoro SpA[1,2]	1,288,320	3,016,837
Banca Popolare di Milano SCRL[2]	544,000	3,346,788
Banca Popolare di Verona e Novara SCRL[2]	404,800	6,754,795
Banche Popolari Unite SCRL[2]	491,306	8,020,847
Bulgari SpA[2]	185,376	1,821,177
Capitalia SpA[2]	1,824,320	5,534,903
Enel SpA[2]	2,461,121	19,408,086
Eni SpA[2]	3,093,218	63,681,765
Fiat SpA[1,2]	617,076	4,858,753
FinecoGroup SpA[1,2]	260,800	1,510,293
Finmeccanica SpA[2]	7,929,953	5,585,151
Gruppo Editoriale L’Espresso SpA[2]	289,650	1,569,259
Italcementi SpA[2]	158,848	2,090,308
Luxottica Group SpA[2]	160,000	2,714,185
Mediaset SpA[2]	720,200	7,682,371
Mediobanca SpA[2]	580,026	6,787,693
Mediolanum SpA[2]	221,358	1,356,505
Pirelli & Co. SpA[2]	1,944,915	1,917,754
Riunione Adriatica di Sicurta SpA[2]	371,364	6,697,613
Sanpaolo IMI SpA[2]	1,024,320	11,715,686
Seat Pagine Gaille SpA[1,2]	4,225,118	1,663,394
Snam Rete Gas SpA[2]	626,280	2,691,815
Telecom Italia Media SpA[1,2]	1,698,952	644,318
Telecom Italia Mobile SpA[2]	4,448,200	23,670,914
Telecom Italia SpA[2]	9,954,885	29,543,478
Telecom Italia SpA RNC[2]	6,554,958	14,086,937
Tiscali SpA[1,2]	185,184	662,168
Unicredito Italiano SpA[2]	4,897,349	23,466,730

		335,951,839

JAPAN – 23.26%
Acom Co. Ltd.	86,400	5,558,189
Aderans Co. Ltd.[2]	64,000	1,306,357
Advantest Corp.[2]	96,000	5,615,899
AEON Co. Ltd.[2]	288,000	9,870,890
AEON Credit Service Co. Ltd.	33,030	2,024,089
AIFUL Corp.	48,000	4,513,391
Aisin Seiki Co., Ltd.	386,400	8,441,829
Ajinomoto Co. Inc.	640,000	7,436,185
All Nippon Airways Co. Ltd.[2]	640,000	1,952,357
Alps Electric Co. Ltd.[2]	320,000	4,303,800
Amada Co. Ltd.	320,000	1,814,544
Asahi Breweries Ltd.	540,500	5,741,797
Asahi Glass Co. Ltd.	960,000	8,630,568
Asahi Kasei Corp.	1,249,000	5,479,889
Bandai Co. Ltd.	105,600	2,572,374
Bank of Yokohama Ltd.	1,280,000	6,948,096
Bellsystem24 Inc.[2]	6,400	1,194,958
Benesse Corp.	64,000	1,894,935
Bridgestone Corp.	640,000	11,541,878
Canon Inc.	960,000	46,856,579
Casio Computer Co. Ltd.[2]	320,000	4,332,511
Central Japan Railway Co.[2]	1,280	10,278,588
Chiba Bank Ltd. (The)	960,000	5,133,552
Chubu Electric Power Co. Inc.	704,000	14,748,912
Chugai Pharmaceutical Co. Ltd.	320,000	5,021,578
Citizen Watch Co. Ltd.[2]	320,000	3,181,194
Coca Cola West Japan Co. Ltd.	64,000	1,670,988
Credit Saison Co. Ltd.	160,000	4,837,827
CSK Corp.[2]	60,900	2,562,658
Dai Nippon Printing Co. Ltd.	640,000	9,055,493
Daicel Chemical Industries Ltd.	320,000	1,507,335
Daiichi Pharmaceutical Co. Ltd.[2]	320,000	5,871,428
Daikin Industries Ltd.	320,000	7,881,208
Daimaru Inc. (The)[2]	320,000	2,466,287
Dainippon Ink & Chemical Inc.	960,000	2,205,015
Dainippon Screen Manufacturing Co. Ltd.[2]	320,000	1,607,824
Daito Trust Construction Co. Ltd.	128,000	4,766,049
Daiwa House Industry Co. Ltd.	640,000	6,649,500
Daiwa Securities Group Inc.	1,600,000	10,493,921

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
Denso Corp.	640,000	$15,676,282
DENTSU Inc.	2,254	5,743,448
Dowa Mining Co. Ltd.	320,000	1,932,260
East Japan Railway Co.	3,840	20,913,194
Ebara Corporation[2]	320,000	1,381,006
Eisai Co. Ltd.	288,000	8,449,688
FamilyMart Co. Ltd.	96,000	2,799,336
Fanuc Ltd.	160,000	9,216,276
Fast Retailing Co. Ltd.	64,000	4,507,649
Fuji Electric Holdings Co. Ltd.	640,000	1,567,628
Fuji Photo Film Co. Ltd.	640,000	19,179,041
Fuji Television Network Inc.	468	1,020,358
Fujikura Ltd.[2]	320,000	1,550,401
Fujisawa Pharmaceutical Co. Ltd.	320,000	7,752,007
Fujitsu Ltd.	1,889,000	11,694,496
Furukawa Electric Co. Ltd.[1]	640,000	2,606,971
Gunma Bank Ltd.	640,000	3,129,514
Heavy Industries Co. Ltd.[1]	1,600,000	2,368,669
Hino Motors Ltd.[2]	320,000	2,296,891
Hirose Electric Co. Ltd.	32,000	3,100,803
Hitachi Cable Ltd.	320,000	1,355,166
Hitachi Ltd.	3,522,000	21,488,134
Hitachi Software Engineering Co. Ltd.[2]	32,000	633,081
Hokugin Financial Group Inc.[2]	960,000	2,265,309
Honda Motor Co. Ltd.	892,900	43,421,273
Hoya Corp.	128,000	13,149,702
Ito En Ltd.[2]	32,000	1,492,979
Itochu Corp.[1]	1,600,000	6,172,895
Itochu Techno-Science Corp.	32,000	1,177,157
Ito-Yokado Co. Ltd.	320,000	12,431,923
JAFCO Co. Ltd.[2]	32,000	1,949,486
Japan Airlines System Corp.[1,2]	640,000	1,854,739
Japan Tobacco Inc.[2]	960	7,329,954
JFE Holdings Inc.	640,875	15,323,959
JGC Corp.[2]	320,000	2,985,958
Joyo Bank Ltd.	960,000	3,901,844
JSR Corp.[2]	220,900	3,656,727
Kajima Corp.	960,000	3,238,617
Kamigumi Co. Ltd.	320,000	2,193,531
Kanebo Ltd.[1,2]	1,600,000	1,378,135
Kaneka Corp.	320,000	2,802,207
Kansai Electric Power Co. Inc.	832,000	15,153,739
Kao Corp.	640,000	15,848,549
Kawasaki Heavy Industries Ltd.[2]	1,600,000	2,339,958
Kawasaki Kisen Kaisha Ltd.[2]	640,000	3,204,163
Keihin Electric Express Railway Co. Ltd.[2]	320,000	1,883,451
Keio Electric Railway Co. Ltd.	640,000	3,405,141
Keyence Corp.	32,010	6,766,458
Kikkoman Corp.	320,000	2,756,269
Kinden Corp.[2]	320,000	1,952,357
Kintetsu Corp.[2]	1,920,000	6,597,820
Kirin Brewery Co. Ltd.	960,000	9,388,543
Kobe Steel, Ltd.	4,186,000	5,783,895
Komatsu Ltd.	960,000	5,658,965
Konami Co. Ltd.	96,000	2,080,122
Konica Minolta Holdings Inc.	480,000	6,274,819
Kubota Corp.	1,280,000	5,799,650
Kuraray Co. Ltd.	320,000	2,420,349
Kyocera Corp.	192,000	14,814,948
Kyowa Hakko Kogyo Co. Ltd.	320,000	2,227,984
Kyushu Electric Power Co. Inc.	448,000	8,380,781
Leopalace21 Corp.[2]	322,000	6,399,264
Mabuchi Motor Co. Ltd.[2]	32,000	2,259,567
Marubeni Corp.	1,600,000	3,617,603
Marui Co. Ltd.	352,000	4,247,813
Matsushita Electric Industrial Co. Ltd.	2,560,868	34,097,422
Meiji Dairies Corp.[2]	320,000	1,714,055
Meiji Seika Kaisha Ltd.	320,000	1,378,135
Meitec Corp.[2]	64,000	2,239,469
Millea Holdings Inc.	1,600	23,543,134
Minebea Co. Ltd.[2]	320,000	1,366,650
Mitsubishi Chemical Corp.	1,920,000	4,547,844
Mitsubishi Corp.	1,280,000	12,311,337
Mitsubishi Electric Corp.	1,920,000	8,751,155
Mitsubishi Estate Co. Ltd.	1,280,000	14,550,805
Mitsubishi Gas Chemical Co. Inc.	320,000	1,234,579
Mitsubishi Heavy Industries Ltd.	3,520,000	9,190,436
Mitsubishi Materials Corp.	1,280,000	2,629,940
Mitsubishi Rayon Co.	640,000	2,227,984
Mitsubishi Tokyo Financial Group Inc.	4,800	42,937,508

46	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
Mitsui & Co. Ltd.[2]	1,600,000	$11,986,901
Mitsui Chemicals Inc.	640,000	2,842,403
Mitsui Engineering & Shipbuilding Co. Ltd.[2]	960,000	1,429,815
Mitsui Fudosan Co. Ltd.	960,000	10,663,317
Mitsui Mining & Smelting Co.	960,000	3,910,457
Mitsui O.S.K. Lines Ltd.	1,280,000	6,649,500
Mitsui Sumitomo Insurance Co. Ltd.	1,280,160	11,830,468
Mitsui Trust Holdings Inc.	640,000	4,478,938
Mitsukoshi Ltd.[2]	640,000	2,928,536
Mizuho Financial Group Inc.	8,648	32,743,762
Murata Manufacturing Co. Ltd.	288,000	14,289,534
Namco Ltd.[2]	64,000	1,613,566
NEC Corp.[2]	1,920,000	11,972,545
Net One Systems Co. Ltd.	966	3,128,850
NGK Insulators Ltd.	320,000	2,520,838
NGK Spark Plug Co. Ltd.[2]	320,000	3,120,901
Nichirei Corp.[2]	320,000	1,113,992
Nidec Corp.	64,200	5,961,778
Nikko Cordial Corp.	1,600,000	7,249,563
Nikon Corp.[2]	320,000	3,077,834
Nintendo Co. Ltd.	128,000	14,240,725
Nippon Express Co. Ltd.	960,000	5,073,258
Nippon Mining Holdings Inc.[2]	800,000	3,359,203
Nippon Oil Corp.	1,600,000	9,833,565
Nippon Sanso Corp.[2]	320,000	1,665,246
Nippon Sheet Glass Co. Ltd.	320,000	1,200,126
Nippon Steel Corp.	7,040,000	14,275,178
Nippon Telegraph & Telephone Corp.	6,080	30,275,896
Nippon Unipac Holding[2]	960	4,711,498
Nippon Yusen Kabushiki Kaisha	1,280,000	5,868,557
Nishimatsu Construction Co. Ltd.[2]	320,000	981,921
Nissan Motor Co. Ltd.	2,912,000	31,404,818
Nisshin Seifun Group Inc.	320,000	3,172,581
Nisshin Steel Co., Ltd.[2]	1,932,000	3,709,551
Nissin Food Products Co. Ltd.	96,000	2,428,962
Nitto Denko Corp.	192,200	8,035,997
NOK Corp.[2]	161,000	4,853,618
Nomura Holdings Inc.	2,240,000	30,709,434
NSK Ltd.	640,000	2,853,887
NTN Corp.[2]	640,000	3,324,750
NTT Data Corp.[2]	1,600	4,579,427
NTT DoCoMo Inc.	22,090	38,450,137
Obayashi Corp.	609,000	2,895,967
Oji Paper Co. Ltd.	960,000	6,149,926
Oki Electric Industry Co. Ltd.[1]	640,000	2,296,891
Okumura Corp.	320,000	1,510,206
Olympus Corp.	320,000	6,187,251
Omron Corp.	284,900	6,096,510
Onward Kashiyama Co. Ltd.	322,000	4,385,591
Oracle Corp. Japan[2]	32,000	1,590,597
Oriental Land Co. Ltd.	64,000	3,990,848
ORIX Corp.	96,000	10,370,463
Osaka Gas Co. Ltd.	2,240,000	5,969,046
Pioneer Corp.	160,000	3,459,692
Promise Co. Ltd.	96,000	6,218,833
Rakuten, Inc.[2]	644	3,859,782
Resona Holdings Inc.[1,2]	5,120,000	7,901,306
Ricoh Corp. Ltd.	640,000	12,460,634
Rohm Co. Ltd.	128,000	13,689,471
Sanden Corp.[2]	320,000	2,067,202
Sankyo Co. Ltd.	384,000	8,286,035
Sankyo Co. Ltd. Gunma	128,800	4,853,618
Sanyo Electric Co. Ltd.	1,920,000	7,321,340
Sapporo Breweries Ltd.[2]	640,000	2,394,509
Secom Co. Ltd.	320,000	12,920,013
Sega Corp.[1,2]	160,000	2,088,735
Seiko Epson Corp.[2]	128,800	5,038,518
Seino Transportation Co. Ltd.	320,000	3,072,092
Sekisui Chemical Co. Ltd.	640,000	4,605,267
Sekisui House Ltd.[2]	640,000	6,437,037
Seven-Eleven Japan Co. Ltd.	320,000	9,819,210
Sharp Corp.	960,000	13,858,867
Shimano Inc.	128,000	3,100,803
Shimizu Corp.[2]	640,000	2,658,652
Shin-Etsu Chemical Co. Ltd.	416,000	14,108,654
Shinsei Bank, Ltd.[2]	966,000	5,269,642
Shionogi & Co. Ltd.[2]	320,000	5,710,646
Shiseido Co. Ltd.[2]	320,000	3,976,493
Shizuoka Bank Ltd.	640,000	5,202,458
Showa Denko K.K.[2]	1,280,000	2,859,629
Showa Shell Sekiyu K.K.	320,000	2,894,083

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
Skylark Co.[2]	225,400	$4,186,246
SMC Corp.	64,000	6,259,028
Softbank Corp.[2]	256,000	9,003,813
Sompo Japan Insurance Inc.	960,000	9,466,063
Sony Corp.	1,056,000	37,045,983
Stanley Electric Co. Ltd.[2]	220,900	3,365,378
Sumitomo Chemical Co. Ltd.	1,280,000	5,259,881
Sumitomo Corp.	1,284,000	8,962,828
Sumitomo Electric Industries Ltd.	962,000	9,149,163
Sumitomo Metal Industries Ltd.	4,480,000	4,823,471
Sumitomo Metal Mining Co. Ltd.[2]	640,000	3,818,581
Sumitomo Mitsui Financial Group Inc.[2]	4,480	26,971,244
Sumitomo Osaka Cement Co. Ltd.[2]	640,000	1,607,824
Sumitomo Realty & Development Co. Ltd.	640,000	7,286,887
Sumitomo Trust & Banking Co. Ltd. (The)	1,280,000	7,487,865
Suruga Bank Ltd. (The)[2]	320,000	2,210,758
Suzuken Co. Ltd.	74,440	2,170,652
T&D Holdings Inc.[1]	170,950	7,929,761
Taiheiyo Cement Corp.	960,000	2,299,762
Taisei Corp.[2]	960,000	3,040,510
Taisho Pharmaceutical Co. Ltd.[2]	320,000	6,704,051
Takara Holdings Inc.[2]	320,000	2,334,216
Takashimaya Co. Ltd.[2]	320,000	2,974,474
Takeda Pharmaceutical Co. Ltd.	992,200	46,380,710
Takefuji Corp.[2]	86,030	6,175,048
TDK Corp.	128,000	8,843,031
Teijin Ltd.	960,000	3,333,363
Teikoku Oil Co. Ltd.[2]	640,000	3,319,008
Terumo Corp.	192,000	4,651,204
THK Co. Ltd.[2]	96,000	1,543,511
TIS Inc.	32,000	1,223,094
Tobu Railway Co. Ltd.[2]	960,000	3,789,870
Toda Corp.	320,000	1,269,032
Toho Co. Ltd.	256,000	3,709,479
Tohoku Electric Power Co. Inc.	512,000	8,406,621
Tokyo Broadcasting System	146,500	2,494,792
Tokyo Electric Power Co. Inc. (The)	1,280,000	28,998,250
Tokyo Electron Ltd.	224,400	10,972,859
Tokyo Gas Co. Ltd.[2]	3,200,000	11,427,033
Tokyu Corp.	1,280,000	5,868,557
TonenGeneral Sekiyu K.K.[2]	640,000	5,127,809
Toppan Printing Co. Ltd.	640,000	6,396,842
Toray Industries Inc.	1,280,000	6,063,793
Toshiba Corp.[2]	3,200,000	11,742,856
Tosoh Corporation	640,000	2,061,460
Tostem Inax Holding Corp.	320,480	6,512,828
TOTO Ltd.[2]	320,000	3,109,416
Toyo Seikan Kaisha Ltd.	320,000	5,053,161
Toyobo Co. Ltd.	640,000	1,613,566
Toyoda Gosei Co. Ltd.[2]	64,000	1,406,846
Toyota Industries Corp.	385,600	9,047,095
Toyota Motor Corp.	3,232,600	129,936,279
Trend Micro Inc.[2]	160,000	6,546,140
Ube Industries Ltd.[1,2]	960,000	1,292,001
UFJ Holdings Inc.[1]	4,482	17,975,452
Uni-Charm Corp.	64,000	3,353,461
Uny Co. Ltd.	322,000	3,697,995
USS Co. Ltd.[2]	54,740	4,420,259
West Japan Railway Co.	2,568	10,276,147
World Co. Ltd.	32,000	898,659
Yahoo! Japan Corp.[1]	966	7,661,783
Yamada Denki Co. Ltd.[2]	96,000	3,316,137
Yamaha Corp.	188,700	2,861,271
Yamaha Motor Co. Ltd.[2]	322,000	4,925,845
Yamanouchi Pharmaceutical Co. Ltd.	352,000	12,064,421
Yamato Transport Co. Ltd.	640,000	10,180,970
Yokogawa Electric Corp.[2]	320,000	3,732,448

		2,031,179,018

NETHERLANDS – 4.82%
ABN AMRO Holding NV2	1,780,800	37,305,499
Aegon NV2	1,605,829	18,270,042
Akzo Nobel NV	299,037	9,871,902
ASML Holding NV1,2	571,151	8,162,254
DSM NV2	109,440	5,494,404
Euronext NV2	128,960	3,437,487
Getronics NV1,2	785,492	1,777,903
Hagemeyer NV1,2	667,200	1,486,060
Heineken NV2	282,059	8,839,396
IHC Caland NV2	86,720	3,685,551
ING Groep NV2	2,004,394	46,526,306

48	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
Koninklijke Ahold NV1	1,847,564	$13,746,635
Koninklijke KPN NV2	2,360,721	17,451,047
Koninklijke Philips Electronics NV2	1,490,345	36,137,219
QIAGEN NV1,2	173,440	1,664,240
Reed Elsevier NV2	795,200	10,167,387
Royal Dutch Petroleum Co.[2]	2,445,007	122,662,570
Royal Numico NV1,2	169,942	5,301,229
TNT Post Group NV2	433,600	9,506,216
Unilever NV CVA[2]	655,368	40,358,900
Vedior NV	148,672	2,183,723
VNU NV2	270,850	7,157,672
Wereldhave NV2	53,760	4,414,201
Wolters Kluwer NV CVA[2]	338,474	5,696,931

		421,304,774

PORTUGAL – 0.48%
Banco Comercial Portugues SA Class R	2,825,997	5,852,058
Banco Espirito Santo e Comercial de Lisboa SA	384,640	6,274,833
Brisa-Auto Estradas de Portugal SA2	840,553	5,960,585
Electricidade de Portugal SA2	2,243,520	5,996,411
Portugal Telecom SGPS SA	1,425,125	14,618,439
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	70,118	1,510,248
Sonae SGPS SA	1,728,967	1,790,167

		42,002,741

SINGAPORE – 0.91%
Capitaland Ltd.[2]	3,520,000	3,211,623
Chartered Semiconductor Manufacturing Ltd.[1,2]	1,600,000	948,424
City Developments Ltd.	960,000	3,403,167
ComfortDelGro Corp. Ltd.	2,240,000	1,627,197
Creative Technology Ltd.[2]	128,000	1,301,758
DBS Group Holdings Ltd.	1,169,000	10,530,001
Fraser & Neave Ltd.	320,030	2,640,957
Haw Par Corp. Ltd.	344,775	957,736
Keppel Corp. Ltd.	640,000	2,715,095
Neptune Orient Lines Ltd.	2,560,000	3,615,168
Oversea-Chinese Banking Corp. Ltd.	1,280,000	9,521,430
SembCorp Industries Ltd.	1,280,000	959,581
Singapore Airlines Ltd.[2]	609,000	3,928,461
Singapore Press Holdings, Ltd.	1,352,750	3,380,401
Singapore Technologies Engineering Ltd.	3,200,000	3,923,870
Singapore Telecommunications Ltd.	7,680,000	10,220,660
ST Assembly Test Services Ltd.[1,2]	960,000	641,581
United Overseas Bank Ltd.	1,600,000	12,738,631
Venture Corp. Ltd.[2]	320,000	3,012,640

		79,278,381

SPAIN – 3.60%
Abertis Infraestructuras SA2	358,370	6,079,265
Acciona SA2	40,000	2,390,563
Acerinox SA2	256,000	3,547,511
Actividades de Construcciones y Servicios SA2	330,411	5,517,463
Altadis SA2	345,601	10,801,601
Amadeus Global Travel Distribution SA Class A2	442,560	2,807,962
Antena 3 Television SA1	19,248	1,017,322
Banco Bilbao Vizcaya Argentaria SA2	3,850,242	51,268,617
Banco Popular Espanol SA2	175,040	9,428,481
Banco Santander Central Hispano SA2	5,240,640	49,844,801
Endesa SA2	1,097,600	19,980,407
Gas Natural SDG SA2	226,890	5,242,021
Grupo Ferrovial SA2	87,680	3,824,523
Iberdrola SA2	930,562	19,045,952
Industria de Diseno Textil SA2	269,440	6,169,941
Promotora de Informaciones SA2	211,200	3,407,275
Repsol YPF SA2	1,115,520	23,691,055
Sogecable SA1,2	67,567	2,501,429
Telefonica SA2	5,516,556	80,430,473
Union Fenosa SA2	273,600	5,790,865
Zeltia SA Rights[2]	210,880	1,368,462

		314,155,989

SWEDEN – 2.37%
ASSA Abloy AB Class B2	385,124	4,566,946
Atlas Copco AB Class A2	137,431	4,924,944
Atlas Copco AB Class B	96,000	3,165,014
Electrolux AB Class B2	343,011	5,989,585
Eniro AB2	231,199	1,785,082
Hennes & Mauritz AB Class B2	560,093	14,414,883

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
Hoganas AB Class B2	64,000	$1,463,663
Holmen AB Class B	74,240	2,128,357
Lundin Petroleum AB1,2	553,730	2,785,282
Modern Times Group AB Class B1,2	64,000	1,080,025
Nobel Biocare AB1,3	500	36,813
Nordea AB2	2,716,963	18,499,240
Sandvik AB2	282,240	9,691,323
Scania AB Class B	137,549	4,579,649
Securitas AB Class B	380,800	4,292,368
Skandia Forsakrings AB2	1,323,200	5,155,616
Skandinaviska Enskilda Banken AB Class A2	640,000	8,631,856
Skanska AB Class B2	576,000	4,953,935
SKF AB Class B2	96,000	3,646,646
SSAB Svenskt Stal AB Series A2	148,480	2,660,447
Svenska Cellulosa AB Class B2	212,003	7,845,926
Svenska Handelsbanken AB Class A2	673,280	12,546,298
Swedish Match AB2	602,560	5,889,053
Tele2 AB Class B2	97,280	3,866,404
Telefonaktiebolaget LM Ericsson Class B1	16,868,955	45,063,602
Telia AB2	1,973,822	8,796,663
Trelleborg AB Class B2	232,960	3,582,179
Volvo AB Class A2	136,445	4,720,696
Volvo AB Class B2	276,160	9,896,402

		206,658,897

SWITZERLAND – 7.23%
ABB Ltd.[1]	2,197,136	11,867,128
Adecco SA2	140,914	6,542,613
Ciba Specialty Chemicals AG1	84,160	5,805,386
Clariant AG Registered	244,264	3,293,512
Compagnie Financiere Richemont AG	613,440	15,847,260
Credit Suisse Group[1]	1,402,252	44,993,508
Geberit AG Registered	5,642	3,792,645
Givaudan SA Registered	9,920	5,683,636
Holcim Ltd.[2]	214,813	11,241,435
Kudelski SA Bearer[1,2]	36,527	1,034,982
Kuoni Reisen Holding AG	5,926	2,422,557
Logitech International SA Registered[1]	59,882	2,590,744
Lonza Group AG Registered[2]	61,440	2,715,779
Micronas Semiconductor Holdings AG1,2	51,732	2,151,204
Nestle SA	476,006	121,666,441
Nobel Biocare Holding AG2	27,185	3,723,196
Novartis AG	2,743,300	122,760,718
Roche Holding AG Genusschein	804,160	79,514,003
Serono SA	7,714	4,775,462
Societe Generale de Surveillance Holding SA	4,976	2,679,848
Sulzer AG Registered	5,612	1,460,739
Swatch Group (The) AG Class B2	46,505	5,925,130
Swatch Group (The) AG Registered[2]	129,932	3,371,823
Swiss Re2	397,335	23,215,532
Swisscom AG2	33,236	10,807,188
Syngenta AG1	129,600	10,712,627
Synthes Inc.	56,265	5,541,400
UBS AG Registered	1,337,670	89,502,132
Unaxis Holding AG Class R2	14,559	1,505,005
Zurich Financial Services AG1	171,865	24,315,133

		631,458,766

UNITED KINGDOM – 25.48%
Aegis Group PLC	1,197,440	1,823,644
Aggreko PLC	280,960	790,636
AMEC PLC	324,480	1,606,413
AMVESCAP PLC	783,040	4,029,691
ARM Holdings PLC	1,324,480	2,534,947
Associated British Ports Holdings PLC	365,120	2,679,048
AstraZeneca PLC	1,928,017	86,282,722
Aviva PLC	2,585,976	26,333,821
BAA PLC	1,219,596	12,408,447
BAE Systems PLC	3,657,675	14,217,152
Balfour Beatty PLC	589,440	2,840,448
Barclays PLC[4]	7,504,676	62,775,639
Barratt Developments PLC	331,200	3,399,818
BBA Group PLC	503,680	2,399,702
Berkeley Group (The) PLC	184,640	3,911,588
BG Group PLC	4,249,645	26,486,921
BHP Billiton PLC	2,885,843	26,291,284
BOC Group PLC[2]	530,196	9,091,792
Boots Group PLC	918,080	11,402,566
BP PLC	25,382,981	238,173,638

50	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
BPB PLC	645,760	$4,617,865
Brambles Industries PLC	890,880	3,446,594
British Airways PLC[1]	719,360	3,018,487
British American Tobacco PLC	1,807,040	27,471,059
British Land Co. PLC[2]	615,830	7,872,588
British Sky Broadcasting Group PLC	1,437,120	15,797,585
BT Group PLC	10,026,240	34,413,308
Bunzl PLC	631,680	5,054,185
Cable & Wireless PLC	2,777,600	5,480,256
Cadbury Schweppes PLC	2,341,069	19,167,669
Capita Group PLC	827,520	4,604,699
Carnival PLC	197,315	9,651,921
Centrica PLC	4,773,440	20,528,820
Close Brothers Group PLC	166,080	2,014,395
Cobham PLC	254,203	6,356,012
Compass Group PLC	2,654,489	15,434,510
Corus Group PLC[1]	4,435,200	3,669,661
Daily Mail and General Trust PLC Class A	408,000	4,982,044
De La Rue PLC	247,040	1,464,490
Diageo PLC	3,565,440	44,185,559
Dixons Group PLC	2,419,200	7,060,707
Electrocomponents PLC	552,640	3,293,718
EMAP PLC	302,720	4,001,998
EMI Group PLC	1,027,520	4,194,768
Enterprise Inns PLC	462,194	4,479,741
Exel PLC	281,280	3,703,214
FirstGroup PLC	611,200	3,170,373
FKI PLC	749,120	1,648,307
Friends Provident PLC	2,268,800	5,414,980
George Wimpey PLC	508,013	3,420,356
GKN PLC	890,880	3,726,048
GlaxoSmithKline PLC	6,739,064	136,884,451
Great Portland Estates PLC	380,928	1,953,410
Group 4 Securicor PLC[1]	1,695,464	3,607,246
GUS PLC	1,159,360	18,151,931
Hammerson PLC	356,800	4,489,855
Hanson PLC	957,760	6,657,414
Hays PLC	2,160,000	4,791,979
HBOS PLC	4,483,722	58,093,148
Hilton Group PLC	1,968,640	9,334,520
HSBC Holdings PLC	12,298,138	180,585,659
ICAP PLC	861,395	3,328,608
IMI PLC	522,560	3,437,526
Imperial Chemical Industries PLC	1,475,840	6,092,093
Imperial Tobacco Group PLC	850,560	18,498,542
InterContinental Hotels Group PLC	920,737	9,786,366
International Power PLC[1]	1,084,160	2,893,163
Invensys PLC[1]	6,673,658	1,941,714
Invensys PLC Deferred[1,3]	3,107,431	—
ITV PLC	4,906,352	9,323,444
J Sainsbury PLC[2]	1,660,955	8,147,431
Johnson Matthey PLC	302,400	4,982,087
Kelda Group PLC	464,000	4,353,806
Kesa Electricals PLC	660,821	3,376,692
Kidde PLC	879,040	1,902,203
Kingfisher PLC	2,705,925	13,974,474
Land Securities Group PLC	593,940	12,236,969
Legal & General Group PLC	7,990,255	14,093,983
Lloyds TSB Group PLC	6,718,720	50,367,289
LogicaCMG PLC	754,932	2,258,266
Man Group PLC	336,640	8,007,092
Marconi Corp. PLC[1]	265,960	3,022,719
Marks & Spencer Group PLC[2]	2,569,234	16,211,922
MFI Furniture Group PLC	1,394,457	3,347,190
Misys PLC	609,280	2,033,079
Mitchells & Butlers PLC	639,800	3,138,391
National Express Group PLC	302,899	3,773,026
National Grid Transco PLC	3,479,438	27,539,069
Next PLC	304,739	8,295,665
Novar PLC	765,440	1,614,621
Pearson PLC	909,440	10,195,499
Persimmon PLC	304,960	3,241,371
Pilkington PLC	1,603,520	2,799,284
Provident Financial PLC	290,240	2,981,996
Prudential Corp. PLC	2,352,235	19,398,108
Punch Taverns PLC	562,055	4,870,158
Rank Group PLC	847,680	4,558,879
Reckitt Benckiser PLC	652,480	17,844,994
Reed International PLC	1,457,020	12,903,153
Rentokil Initial PLC	2,185,920	5,644,480
Reuters Group PLC	1,665,280	9,856,883

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Shares	Value
Rexam PLC	668,260	$5,182,817
Rio Tinto PLC	1,266,631	33,006,363
RMC Group PLC	365,760	3,980,721
Rolls-Royce Group PLC	1,804,357	7,915,733
Royal & Sun Alliance Insurance Group PLC	3,694,400	5,189,718
Royal Bank of Scotland Group PLC	3,411,150	95,898,468
SABMiller PLC	897,280	11,437,928
Sage Group PLC	1,564,800	4,915,620
Scottish & Newcastle PLC	1,099,200	7,975,373
Scottish & Southern Energy PLC	1,001,280	13,082,287
Scottish Power PLC	2,070,561	14,834,934
Serco Group PLC	584,960	2,138,078
Severn Trent PLC	396,092	5,740,580
Shell Transport & Trading Co. PLC	11,487,547	83,244,776
Signet Group PLC	2,062,720	4,069,784
Slough Estates PLC	604,480	4,913,498
Smith & Nephew PLC	1,066,668	10,765,237
Smiths Group PLC	678,400	9,005,546
SSL International PLC	386,560	2,091,246
Tate & Lyle PLC	568,320	3,389,754
Taylor Woodrow PLC	876,160	3,967,200
Tesco PLC	8,683,918	40,188,784
3i Group PLC	711,178	7,384,410
Tomkins PLC	972,800	4,462,273
Trinity Mirror PLC	533,368	6,032,797
Unilever PLC	3,293,760	29,079,206
United Business Media PLC	386,560	3,472,524
United Utilities PLC	690,240	6,470,385
Vodafone Group PLC	77,416,353	167,877,488
Whitebread PLC	402,880	6,000,134
William Hill PLC	509,760	4,783,181
Wolseley PLC	676,720	10,521,472
WPP Group PLC	1,339,200	12,383,339
Yell Group PLC	751,680	4,585,924

		2,225,635,260

TOTAL COMMON STOCKS (Cost: $8,179,444,849)		8,660,714,206

Security	Shares or Principal	Value
PREFERRED STOCKS – 0.57%

AUSTRALIA – 0.28%
News Corp. Ltd. (The)	3,033,600	$24,367,213

		24,367,213

GERMANY – 0.26%
Fresenius Medical Care AG2	48,000	2,483,219
Henkel KGaA[2]	83,840	6,153,252
Porsche AG2	10,880	7,042,664
Prosieben Satellite Media AG2	128,176	2,211,370
Volkswagen AG2	155,640	4,334,164

		22,224,669

ITALY – 0.03%
Banca Intesa SpA[2]	991,495	2,817,156

		2,817,156

TOTAL PREFERRED STOCKS (Cost: $46,084,501)		49,409,038

SHORT-TERM INVESTMENTS – 21.64%

MONEY MARKET FUNDS – 5.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	290,506,337	290,506,337
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	159,652,283	159,652,283
BlackRock Temp Cash Money Market Fund[5]	7,326,816	7,326,816
Short-Term Investment Co. - Prime Money Market Portfolio[5]	12,487,128	12,487,128

		469,972,564

FLOATING RATE NOTES – 5.25%
Beta Finance Inc.
1.30%, 05/04/05[5,6]	$8,708,306	8,706,994
1.31%, 10/12/04[5,6]	7,256,922	7,256,782
1.34%, 09/15/04[5,6]	14,513,844	14,513,669
1.42%, 03/15/05[5,6]	7,256,922	7,260,522
1.48%, 08/23/04[5,6]	7,256,922	7,257,269

52	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Principal	Value
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[5]	$10,885,383	$10,885,087
1.38%, 11/22/04[5]	3,628,461	3,628,546
1.40%, 10/29/04[5]	14,513,844	14,513,757
CC USA Inc.
1.30%, 05/04/05[5,6]	14,513,844	14,511,657
1.61%, 07/29/05[5,6]	14,513,844	14,509,526
Depfa Bank PLC
1.27%, 06/15/05[5]	14,513,844	14,513,844
Dorada Finance Inc.
1.61%, 07/29/05[5,6]	12,046,490	12,042,906
Five Finance Inc.
1.42%, 04/29/05[5,6]	11,611,075	11,610,216
HBOS Treasury Services PLC
1.24%, 04/01/05[5]	9,288,860	9,288,244
1.58%, 04/22/05[5]	14,513,844	14,513,844
K2 USA LLC
1.34%, 08/16/04[5,6]	3,628,461	3,628,440
1.41%, 09/27/04[5,6]	15,674,951	15,674,593
1.49%, 06/10/05[5,6]	14,513,844	14,512,325
1.61%, 07/25/05[5,6]	7,256,922	7,255,498
Links Finance LLC
1.33%, 04/15/05[5]	14,513,844	14,511,808
1.68%, 04/25/05[5]	14,513,844	14,520,728
Nationwide Building Society
1.59%, 07/28/05[5,6]	14,513,844	14,513,844
1.63%, 12/09/04[5]	12,046,490	11,976,129
Northern Rock PLC
1.56%, 01/13/05[5],6	13,788,152	13,788,152
Permanent Financing PLC
1.31%, 03/10/05[5]	14,513,844	14,513,844
1.32%, 12/10/04[5]	7,256,922	7,256,922
1.34%, 06/10/05[5]	6,531,230	6,531,230
Sigma Finance Inc.
1.35%, 11/15/04[5]	14,513,844	14,513,525
1.52%, 10/07/04[5]	14,513,844	14,513,320
Tango Finance Corp.
1.20%, 05/17/05[5,6]	12,046,490	12,046,015
1.23%, 02/25/05[5,6]	8,127,753	8,126,834
1.32%, 04/07/05[5,6]	5,326,581	5,326,219
1.34%, 01/18/05[5,6]	6,386,091	6,385,792
1.42%, 07/25/05[5,6]	14,513,844	14,512,420
WhistleJacket Capital LLC
1.26%, 10/20/04[5,6]	3,595,079	3,585,139
1.34%, 09/15/04[5,6]	7,256,922	7,256,747
1.38%, 07/15/05[5,6]	10,885,383	10,883,279
1.48%, 06/15/05[5,6]	7,256,922	7,255,479
White Pine Finance LLC
1.21%, 05/20/05[5,6]	6,531,230	6,530,709
1.33%, 04/15/05[5,6]	10,885,383	10,883,857
1.33%, 07/05/05[5,6]	7,256,922	7,255,455
1.34%, 11/15/04[5,6]	8,708,306	8,708,306
1.35%, 06/15/05[5,6]	5,950,676	5,950,676
1.40%, 08/26/04[5,6]	7,256,922	7,256,849
1.55%, 07/11/05[5,6]	3,628,461	3,628,076

		458,315,073

COMMERCIAL PAPER – 3.96%
Alpine Securitization Corp.
1.31%, 08/12/04[5]	7,256,922	7,254,281
Amsterdam Funding Corp.
1.30%, 08/13/04[5]	10,885,383	10,881,059
1.33%, 08/16/04[5]	14,513,844	14,506,337
1.35%, 08/20/04[5]	4,354,153	4,351,214
1.37%, 08/24/04[5]	5,079,845	5,075,593
Barton Capital Corp.
1.29%, 08/10/04[5]	7,256,922	7,254,842
1.30%, 08/13/04[5]	5,965,480	5,963,110
1.35%, 08/18/04[5]	3,628,461	3,626,284
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04[5]	7,256,922	7,255,882
Corporate Asset Funding
1.42%, 09/03/04[5]	4,354,153	4,348,657
CRC Funding LLC
1.42%, 09/03/04[5]	7,256,922	7,247,762
Edison Asset Securitization
1.07%, 09/21/04[5]	7,256,922	7,246,137
1.45%, 11/09/04[5]	14,513,844	14,455,970
1.59%, 12/02/04[5]	14,513,844	14,435,638
Falcon Asset Securitization Corp.
1.29%, 08/09/04[5]	13,788,152	13,784,693
1.30%, 08/03/04[5]	7,256,922	7,256,661

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Principal	Value
1.34%, 08/19/04[5]	$7,256,922	$7,252,330
1.37%, 08/24/04[5]	5,805,538	5,800,677
Ford Credit Auto Receivables
1.85%, 01/14/05[5]	7,256,922	7,195,389
GIRO Funding US Corp.
1.55%, 10/15/04[5]	9,517,453	9,487,129
Grampian Funding LLC
1.26%, 10/22/04[5]	14,513,844	14,472,860
1.44%, 10/27/04[5]	14,513,844	14,463,916
1.59%, 11/30/04[5]	7,256,922	7,218,460
Jupiter Securitization Corp.
1.30%, 08/12/04[5]	7,256,922	7,254,301
1.37%, 08/20/04[5]	9,709,907	9,703,255
Park Avenue Receivables Corp.
1.35%, 08/19/04[5]	7,256,922	7,252,296
Preferred Receivables Funding Corp.
1.29%, 08/05/04[5]	6,703,654	6,702,934
1.36%, 08/23/04[5]	7,256,922	7,251,165
Receivables Capital Corp.
1.30%, 08/12/04[5]	5,079,845	5,078,011
1.34%, 08/16/04[5]	867,928	867,476
1.35%, 08/18/04[5]	6,531,230	6,527,326
1.35%, 08/19/04[5]	2,467,353	2,465,781
Scaldis Capital LLC
1.34%, 08/16/04[5]	14,513,844	14,506,281
1.37%, 08/20/04[5]	2,177,077	2,175,585
1.40%, 08/25/04[5]	18,142,305	18,126,078
Sydney Capital Corp.
1.25%, 10/22/04[5]	4,830,207	4,816,622
1.31%, 08/12/04[5]	5,805,538	5,803,425
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04[5]	7,659,536	7,656,770
1.34%, 08/16/04[5]	4,063,876	4,061,759
1.36%, 08/20/04[5]	10,885,383	10,877,981
1.37%, 08/19/04[5]	4,054,152	4,051,529
1.37%, 08/20/04[5]	1,886,800	1,885,507
Windmill Funding Corp.
1.29%, 08/06/04[5]	18,142,305	18,139,704

		346,038,667

TIME DEPOSITS – 3.46%
Abbey National Treasury Services PLC
1.25%, 01/06/05[5]	14,513,844	14,513,844
1.33%, 02/10/05[5]	7,256,922	7,256,349
1.39%, 02/02/05[5]	7,256,922	7,256,373
1.39%, 04/08/05[5]	10,159,691	10,158,651
1.40%, 10/25/04[5]	14,513,844	14,513,343
Bank of New York
1.39%, 11/01/04[5]	14,513,844	14,513,482
1.60%, 12/03/04[5]	3,628,461	3,627,842
Bank of Nova Scotia
1.13%, 10/06/04[5]	14,513,844	14,513,844
1.24%, 10/07/04[5]	10,885,383	10,885,186
1.42%, 10/29/04[5]	10,885,383	10,885,580
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[5]	14,513,844	14,514,152
1.35%, 06/10/05[5]	7,256,922	7,258,862
1.36%, 06/23/05[5]	14,513,844	14,509,967
Norddeutsche Landesbank
1.59%, 07/27/05[5]	14,513,844	14,508,820
Nordea Bank PLC
2.11%, 06/07/05[5]	14,513,844	14,511,405
Prudential Funding LLC
1.60%, 12/01/04[5]	7,256,922	7,217,896
Toronto-Dominion Bank
1.22%, 03/23/05[5]	25,399,227	25,396,386
1.34%, 02/10/05[5]	5,805,538	5,805,079
1.41%, 11/01/04[5]	10,885,383	10,885,112
1.77%, 05/10/05[5]	7,256,922	7,256,366
1.90%, 05/11/05[5]	7,256,922	7,256,364
UBS Finance (Delaware)
1.10%, 09/08/04[5]	14,513,844	14,497,435
1.11%, 12/17/04[5]	21,770,766	21,678,802
1.13%, 08/09/04[5]	14,513,844	14,510,655
1.14%, 09/29/04[5]	14,513,844	14,487,304

		302,419,099

REPURCHASE AGREEMENTS – 2.10%
Banc of America Securities LLC
1.34%, 08/02/04[5,7]	37,735,994	37,735,994

54	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2004

Security	Principal	Value
Bank of America, N.A.
1.37%, 08/02/04[5,7]	$72,569,219	$72,569,219
Goldman Sachs & Co.
1.37%, 08/02/04[5,7]	72,569,219	72,569,219

		182,874,432

U.S. GOVERNMENT AGENCY NOTES – 0.88%
Federal Home Loan Mortgage Corp.
1.28%, 08/19/04[5]	5,805,538	5,802,028
1.63%, 04/15/05[5]	10,159,691	10,182,450
1.80%, 01/18/05[5]	6,748,937	6,691,909
1.80%, 01/19/05[5]	7,256,922	7,195,238
2.06%, 05/31/05[5]	7,235,587	7,110,548
Federal National Mortgage Association
1.28%, 08/20/04[5]	18,867,997	18,855,921
2.33%, 07/22/05[5]	21,770,766	21,273,032

		77,111,126

MEDIUM-TERM NOTES – 0.61%
CC USA Inc.
1.29%, 04/15/05[5,6]	14,513,844	14,512,826
1.51%, 02/15/05[5,6]	9,433,999	9,441,939
Dorada Finance Inc.
1.24%, 08/09/04[5,6]	3,628,461	3,628,451
1.48%, 01/18/05[5,6]	10,885,383	10,885,134
K2 USA LLC
1.46%, 01/12/05[5,6]	7,256,922	7,256,599
Sigma Finance Inc.
1.24%, 08/06/04[5]	3,628,461	3,628,457
WhistleJacket Capital LLC
1.32%, 02/04/05[5,6]	3,628,461	3,628,090

		52,981,496

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,889,712,457)		1,889,712,457

TOTAL INVESTMENTS IN SECURITIES - 121.37% (Cost: $10,115,241,807)		10,599,835,701
Other Assets, Less Liabilities – (21.37%)		(1,866,094,538)

NET ASSETS - 100.00%		$8,733,741,163

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[6]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	25.72%	$2,246,383,242
Consumer Non-Cyclical	17.53	1,530,776,455
Consumer Cyclical	11.79	1,029,751,049
Communications	11.71	1,022,790,924
Industrial	10.94	955,228,163
Energy	8.54	746,005,224
Basic Materials	5.38	470,136,677
Utilities	4.74	413,870,368
Technology	2.60	227,357,667
Diversified	0.78	67,823,475
Short-Term and Other Net Assets	0.27	23,617,919

TOTAL	100.00%	$8,733,741,163

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.21%
ADVO Inc.	30	$930
Catalina Marketing Corp.[1,2]	50	998
Donnelley (R.H.) Corp.[1]	30	1,361
Getty Images Inc.[1]	45	2,458
Harte-Hanks Inc.	55	1,329
Interpublic Group of Companies Inc.[1]	430	5,500
Omnicom Group Inc.	195	14,044
Publicis Groupe ADR	130	3,531
SITEL Corp.[1]	55	165

		30,316

AEROSPACE & DEFENSE – 1.26%
AAR Corp.[1,2]	30	312
Alliant Techsystems Inc.[1]	40	2,518
Armor Holdings Inc.[1]	25	912
Boeing Co. (The)	735	37,301
CAE Inc. (Canada)	255	1,216
Curtiss-Wright Corp.	10	537
Curtiss-Wright Corp. Class B	5	257
DRS Technologies Inc.[1]	25	893
Ducommun Inc.[1]	10	195
EDO Corp.	15	355
Esterline Technologies Corp.[1]	20	628
Fairchild Corp. (The) Class A1	15	65
GenCorp. Inc.	40	472
General Dynamics Corp.	170	16,799
Goodrich (B.F.) Co.	120	3,880
HEICO Corp.[2]	5	88
HEICO Corp. Class A	10	134
L-3 Communications Holdings Inc.	100	6,115
Lockheed Martin Corp.	370	19,606
Moog Inc. Class A1	20	727
Northrop Grumman Corp.	360	18,936
Orbital Sciences Corp.[1,2]	50	572
Raytheon Co.	430	14,426
Rockwell Collins Inc.	170	5,817
Sequa Corp. Class A1	5	261
Teledyne Technologies Inc.[1]	30	650
Titan Corp. (The)[1]	85	1,017
Triumph Group Inc.[1,2]	15	495
United Defense Industries Inc.[1]	25	866
United Industrial Corp.	10	245
United Technologies Corp.	530	49,555

		185,850

AGRICULTURE – 1.06%
Altria Group Inc.	2,095	99,722
Bunge Ltd.	105	4,214
Delta & Pine Land Co.	35	786
DIMON Inc.	45	243
Gallaher Group PLC ADR	170	8,107
Imperial Tobacco Group ADR	375	16,425
Loews Corp - Carolina Group	55	1,307
Monsanto Co.	275	9,971
R.J. Reynolds Tobacco Holdings Inc.[2]	85	6,116
Standard Commercial Corp.	15	234
Tejon Ranch Co.[1]	10	333
Universal Corp.	25	1,206
UST Inc.	170	6,451
Vector Group Ltd.	20	316

		155,431

AIRLINES – 0.15%
Air France ADR[1]	132	2,066
AirTran Holdings Inc.[1,2]	85	948
Alaska Air Group Inc.[1]	30	625
America West Holdings Corp. Class B1,2	35	213
AMR Corp.[1,2]	165	1,391
British Airways PLC ADR[1]	55	2,310
China Southern Airlines Co. Ltd. ADR[1]	25	430
Continental Airlines Inc. Class B1,2	70	629
Delta Air Lines Inc.[1,2]	115	597
ExpressJet Holdings Inc.[1]	25	272
KLM Royal Dutch Airlines ADR[1,3]	45	565
Lan Chile SA ADR	40	774
Midwest Air Group Inc.[1,2]	20	74
Southwest Airlines Co.	735	10,635

		21,529

APPAREL – 0.33%
Benetton Group SpA ADR	30	653
Carter’s Inc.[1]	5	136
Coach Inc.[1]	190	8,130
Gildan Activewear Inc. (Canada)[1]	20	528

56	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Guess? Inc.[1]	10	$162
Hartmarx Corp.[1]	35	264
Jones Apparel Group Inc.	130	4,855
Kellwood Co.	30	1,204
Liz Claiborne Inc.[2]	115	4,162
Nike Inc. Class B	180	13,088
Oxford Industries Inc.[2]	15	594
Phillips-Van Heusen Corp.	25	474
Polo Ralph Lauren Corp.	55	1,813
Quiksilver Inc.[1]	55	1,186
Reebok International Ltd.	50	1,703
Russell Corp.	30	531
Skechers U.S.A. Inc. Class A1,2	20	275
Stride Rite Corp.	40	416
Tefron Ltd.[1]	10	43
Timberland Co. Class A1	20	1,161
Tommy Hilfiger Corp.[1]	95	1,330
Unifi Inc.[1]	55	157
VF Corp.	90	4,501
Wolverine World Wide Inc.	40	935

		48,301

AUTO MANUFACTURERS – 1.93%
Brilliance China Automotive Holdings Ltd. ADR	25	627
DaimlerChrysler AG (Germany)[2]	845	37,932
Fiat SpA ADR[1]	575	4,548
Ford Motor Co.	1,815	26,717
General Motors Corp.[2]	475	20,491
Honda Motor Co. Ltd. ADR	2,010	48,783
Huffy Corp.[1]	15	15
Navistar International Corp.[1]	65	2,337
Oshkosh Truck Corp.	35	1,854
Titan International Inc.	15	150
Toyota Motor Corp. ADR[2]	1,738	139,040
Wabash National Corp.[1]	25	722

		283,216

AUTO PARTS & EQUIPMENT – 0.33%
American Axle & Manufacturing Holdings Inc.	30	1,030
ArvinMeritor Inc.	70	1,391
Autoliv Inc. (Sweden)	100	4,209
Bandag Inc.[2]	5	223
Bandag Inc. Class A	5	207
BorgWarner Inc.	60	2,831
China Yuchai International Ltd. (China)	25	430
Collins & Aikman Corp.[1]	20	102
Cooper Tire & Rubber Co.	75	1,759
Dana Corp.	155	2,990
Delphi Corp.	510	4,850
Goodyear Tire & Rubber Co. (The)[1,2]	180	1,971
Johnson Controls Inc.	195	11,008
Lear Corp.	70	3,859
Magna International Inc. Class A (Canada)	100	8,050
Miller Industries Inc.[1]	5	51
Raytech Corp.[1]	5	7
Standard Motor Products Inc.	15	214
Superior Industries International Inc.[2]	20	654
Tenneco Automotive Inc.[1]	40	556
Tower Automotive Inc.[1,2]	55	173
TRW Automotive Holdings Corp.[1]	25	520
Visteon Corp.	130	1,336

		48,421

BANKS – 10.54%
ABN AMRO Holding NV ADR[2]	1,716	35,788
Allied Irish Banks PLC ADR[2]	435	13,376
AmSouth Bancorp	360	8,831
Assurant Inc	95	2,318
Australia & New Zealand Banking Group Ltd. ADR	370	23,436
Banco Bilbao Vizcaya Argentaria Chile ADR	5	115
Banco Bilbao Vizcaya Argentaria SA ADR	3,500	46,130
Banco de Chile ADR	15	473
Banco Latinoamericano de Exportaciones SA	30	471
Banco Santander Central Hispano SA ADR[2]	4,920	46,543
Banco Santander Chile SA ADR	65	1,729
BancorpSouth Inc.	75	1,584
Bank of America Corp.	2,074	176,311

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Bank of Hawaii Corp.	55	$2,471
Bank of Ireland ADR	235	12,356
Bank of Montreal (Canada)	515	21,450
Bank of New York Co. Inc. (The)	800	22,984
Bank of Nova Scotia (Canada)	1,040	28,631
Banknorth Group Inc.	170	5,425
Barclays PLC ADR[2,4]	1,695	57,325
BB&T Corp.	565	21,882
BBVA Banco Frances SA ADR[1]	25	137
Canadian Imperial Bank of Commerce (Canada)	380	18,924
Capitol Bancorp Ltd.	10	258
Central Pacific Financial Corp.	15	406
Charter One Financial Inc.	230	10,214
Chittenden Corp.[2]	40	1,359
City National Corp.	45	2,902
Colonial BancGroup Inc. (The)	130	2,508
Comerica Inc.	165	9,648
Commerce Bancorp Inc.[2]	80	4,027
Community Bank System Inc.	30	675
Credicorp Ltd. (Peru)	35	444
Credit Suisse Group PLC ADR	1,235	39,681
Cullen/Frost Bankers Inc.	55	2,366
Deutsche Bank AG (Germany)	600	41,700
Espirito Santo Financial Group SA ADR	50	1,063
First Bancorp	40	1,698
First Commonwealth Financial Corp.	60	767
First Horizon National Corp.[2]	130	5,635
First Marblehead Corp. (The)[1]	15	629
First National Bankshares of Florida[2]	46	818
First Republic Bank	15	649
FNB Corp.[2]	50	1,006
Fremont General Corp.[2]	70	1,315
Genworth Financial Inc. Class A1	149	3,388
HDFC Bank Ltd. ADR	100	2,708
Hibernia Corp. Class A	160	4,048
Hong Kong & Shanghai Banking ADR[2]	2,270	167,617
Hudson United Bancorp	45	1,541
ICICI Bank Ltd. ADR	245	3,190
Irwin Financial Corp.[2]	20	535
KeyCorp	430	12,977
Kookmin Bank ADR[2]	315	8,688
Lloyds TSB Group PLC ADR	1,440	43,603
M&T Bank Corp.	95	8,857
Marshall & Ilsley Corp.	215	8,258
Mellon Financial Corp.	445	12,229
Mitsubishi Tokyo Financial Group Inc. ADR	6,655	60,294
National Australia Bank Ltd. ADR	310	29,196
National Bank of Greece SA ADR	1,579	7,011
National City Corp.	565	20,622
National Commerce Financial Corp.	210	6,825
North Fork Bancorp Inc.[2]	155	6,053
Old National Bancorp	70	1,666
Oriental Financial Group Inc.[2]	15	382
Petrobras Energia Participaciones SA ADR[1,2]	90	891
PNC Financial Services Group	295	14,927
R&G Financial Corp. Class B	30	1,052
Regions Financial Corp.	478	14,192
Royal Bank of Canada (Canada)	675	31,259
Sanpaolo IMI SpA ADR	485	11,087
Santander BanCorp	6	126
State Street Corp.	345	14,769
Sterling Bancorp	15	404
SunTrust Banks Inc.	275	18,136
Synovus Financial Corp.	260	6,622
TCF Financial Corp.	70	4,228
Toronto-Dominion Bank	680	22,671
U.S. Bancorp	1,985	56,175
UBS AG (Switzerland)	1,105	73,781
UnionBanCal Corp.	50	2,902
USB Holding Co. Inc.	15	310
Valley National Bancorp	99	2,463
W Holding Co. Inc.	80	1,320
Wachovia Corp.	1,370	60,705
Wells Fargo & Co.	1,745	100,180
Westpac Banking Corp. ADR[2]	370	21,941
Wilmington Trust Corp.	70	2,443

		1,550,730

BEVERAGES – 2.10%
Allied Domecq PLC ADR	285	9,354

58	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Anheuser-Busch Companies Inc.	820	$42,558
Boston Beer Co. Inc. Class A1	10	230
Brown-Forman Corp. Class A	15	702
Brown-Forman Corp. Class B	40	1,860
Coca Cola Bottling Co. SA ADR	110	2,634
Coca-Cola Co. (The)	2,259	99,080
Coca-Cola Enterprises Inc.	245	4,998
Coca-Cola Femsa SA ADR	30	615
Companhia de Bebidas das Americas ADR	75	2,836
Compania Cervecerias Unidas ADR	50	1,038
Constellation Brands Inc.[1,2]	95	3,599
Coors (Adolph) Co. Class B	25	1,719
Cott Corp. (Canada)[1]	50	1,399
Diageo PLC ADR[2]	790	39,674
Embotelladora Andina SA Class A ADR	60	708
Embotelladora Andina SA Class B ADR	60	660
Pepsi Bottling Group Inc.	170	4,734
PepsiAmericas Inc.	85	1,595
PepsiCo Inc.	1,770	88,500
Quilmes Industrial SA Class A ADR	15	229
Vina Concha y Toro SA ADR	10	491
Weider Nutrition International[1]	30	133

		309,346

BIOTECHNOLOGY – 0.19%
Applera Corp. – Celera Genomics Group[1]	75	880
Cambrex Corp.	25	551
Charles River Laboratories International Inc.[1]	45	2,028
CryoLife Inc.[1,2]	20	96
Enzo Biochem Inc.[1,2]	30	409
Genentech Inc.[1]	450	21,906
Millipore Corp.[1]	50	2,634

		28,504

BUILDING MATERIALS – 0.50%
American Standard Companies Inc.[1]	180	6,820
Cemex SA de CV ADR	235	6,622
Comfort Systems USA Inc.[1]	40	240
Drew Industries Inc.[1]	5	191
Eagle Materials Inc.[2]	10	660
Eagle Materials Inc. Class B	10	650
ElkCorp.	15	327
Florida Rock Industries Inc.	40	1,717
Hanson PLC ADR	178	6,250
International Aluminium Corp.	5	148
Lafarge North America Inc.	30	1,257
Lafarge SA ADR	690	14,787
Lennox International Inc.	50	881
Martin Marietta Materials Inc.[2]	50	2,187
Masco Corp.	465	14,062
Masisa SA ADR	15	214
Masonite International Corp. (Canada)[1]	55	1,267
Mestek Inc.[1]	5	83
NCI Building Systems Inc.[1]	20	616
Rinker Group Ltd. ADR	100	5,800
Royal Group Technologies Ltd. (Canada)[1]	70	580
Simpson Manufacturing Co. Inc.	20	1,120
Tenon Ltd. ADR[1]	6	74
Tenon Ltd. Class A ADR[1]	9	111
Texas Industries Inc.	20	857
Trex Co. Inc.[1,2]	10	446
USG Corp.[1,2]	35	603
Vulcan Materials Co.[2]	80	3,810
York International Corp.	40	1,423

		73,803

CHEMICALS – 1.87%
Agrium Inc. (Canada)	130	1,877
Air Products & Chemicals Inc.	220	11,385
Airgas Inc.	65	1,414
Albemarle Corp.	35	1,078
Arch Chemicals Inc.	25	712
Ashland Inc.	70	3,659
BASF AG ADR	575	30,630
Bayer AG ADR	705	19,021
BOC Group PLC ADR	255	8,848
Cabot Corp.	65	2,475
Celanese AG (Germany)	35	1,893
Ciba Specialty Chemicals AG ADR	140	4,859
Crompton Corp.	115	687
Cytec Industries Inc.	35	1,631
Dow Chemical Co. (The)	950	37,895
Du Pont (E.I.) de Nemours and Co.[2]	1,030	44,156

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Eastman Chemical Co.	80	$3,574
Ecolab Inc.[2]	190	5,795
Engelhard Corp.	130	3,822
Ferro Corp.	40	796
FMC Corp.[1]	35	1,538
Fuller (H.B.) Co.	30	802
Georgia Gulf Corp.	35	1,244
Grace (W.R.) & Co.[1]	60	349
Great Lakes Chemical Corp.[2]	45	1,079
Hercules Inc.[1]	105	1,240
IMC Global Inc.	105	1,433
Imperial Chemical Industries PLC ADR	305	5,051
International Flavors & Fragrances Inc.	85	3,106
Jilin Chemical Industrial Co. Ltd. ADR[1]	10	196
Kronos Worldwide Inc.[2]	5	155
Lubrizol Corp.	55	1,905
Lyondell Chemical Co.[2]	180	3,272
MacDermid Inc.	25	731
Millennium Chemicals Inc.[1,2]	65	1,147
Minerals Technologies Inc.[2]	20	1,117
NewMarket Corp.[1]	15	297
NL Industries Inc.[2]	10	131
Nova Chemicals Corp. (Canada)	90	2,733
Octel Corp.	15	387
Olin Corp.	70	1,210
OM Group Inc.[1]	30	961
OMNOVA Solutions Inc.[1]	40	250
PolyOne Corp.[1]	95	687
Potash Corp. of Saskatchewan (Canada)	55	5,318
PPG Industries Inc.	175	10,316
Praxair Inc.	335	13,216
Quaker Chemical Corp.	10	249
Rhodia SA ADR	140	204
Rohm & Haas Co.	150	5,880
RPM International Inc.[2]	120	1,806
Sensient Technologies Corp.	45	929
SGL Carbon AG ADR	170	588
Sherwin-Williams Co. (The)	125	5,047
Sinopec Beijing Yanhua Petrochemical Co. Ltd. ADR	20	363
Sinopec Shanghai Petrochemical Co. Ltd. ADR	25	896
Sociedad Quimica y Minera de Chile SA ADR	10	399
Spartech Corp.[2]	30	717
Stepan Co.	5	121
Syngenta AG ADR	525	8,715
Terra Industries Inc.[1]	40	256
Valhi Inc.	10	115
Valspar Corp. (The)	50	2,450
Wellman Inc.	35	246

		275,059

COAL – 0.08%
Arch Coal Inc.	55	1,857
CONSOL Energy Inc.	95	3,405
Massey Energy Co.[2]	80	2,212
Peabody Energy Corp.	65	3,652
Yanzhou Coal Mining Co. Ltd. ADR	20	1,214

		12,340

COMMERCIAL SERVICES – 1.01%
Aaron Rents Inc.	25	803
ABM Industries Inc.	40	720
Accenture Ltd.[1]	400	9,852
Adecco SA ADR[2]	540	6,259
Administaff Inc.[1,2]	25	332
Alliance Data Systems Corp.[1]	45	1,787
AMN Healthcare Services Inc.[1,2]	15	193
ARAMARK Corp. Class B	100	2,682
Arbitron Inc.[1]	30	1,033
Banta Corp.	25	993
BearingPoint Inc.[1]	160	1,322
Block (H & R) Inc.	170	8,352
Bowne & Co. Inc.	35	521
Bunzl PLC ADR	95	3,895
Carriage Services Inc.[1,2]	20	93
CDI Corp.	15	428
Cendant Corp.	1,060	24,253
Central Parking Corp.[2]	25	398
Cenveo Inc.[1]	40	104
Chemed Corp.	10	468
ChoicePoint Inc.[1]	90	3,780

60	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Clark Inc.[1]	15	$227
Consolidated Graphics Inc.[1]	10	435
Convergys Corp.[1]	145	1,920
Cornell Companies Inc.[1]	15	201
Corrections Corp. of America[1]	35	1,319
CPI Corp.	10	134
Deluxe Corp.	74	3,260
DeVry Inc.[1]	65	1,511
Dollar Thrifty Automotive Group Inc.[1]	25	602
Donnelley (R.R.) & Sons Co.	220	6,983
Equifax Inc.[2]	145	3,497
Franklin Covey Co.[1]	20	47
FTI Consulting Inc.[1,2]	45	777
Gartner Inc. Class A1	55	690
Gartner Inc. Class B1	30	374
Geo Group Inc. (The)[1]	10	184
Hewitt Associates Inc. Class A1	30	801
Integrated Electrical Services Inc.[1]	30	254
Interactive Data Corp.[1]	35	613
Iron Mountain Inc.[1]	120	3,872
ITT Educational Services Inc.[1]	45	1,433
Korn/Ferry International[1]	35	624
Labor Ready Inc.[1,2]	40	561
Landauer Inc.[2]	10	439
Mac-Gray Corp.[1]	5	34
Manpower Inc.	90	3,919
MAXIMUS Inc.[1]	20	639
McKesson Corp.	285	9,168
Medical Staffing Network Holdings Inc.[1]	15	80
Midas Inc.[1,2]	15	268
MoneyGram International Inc.[1]	90	1,683
Moody’s Corp.	130	8,853
MPS Group Inc.[1]	110	988
National Processing Inc.[1]	10	263
Navigant Consulting Inc.[1]	45	943
Pre-Paid Legal Services Inc.[1,2]	15	347
Quanta Services Inc.[1,2]	75	471
Quebecor World Inc. (Canada)	90	1,992
Rent-Way Inc.[1,2]	25	188
Robert Half International Inc.[2]	175	4,868
Rollins Inc.	25	579
Service Corp. International[1]	310	1,968
ServiceMaster Co. (The)[2]	305	3,562
Sotheby’s Holdings Inc. Class A1	45	719
Spherion Corp.[1]	60	519
StarTek Inc.	10	307
TNS Inc.[1]	5	111
United Rentals Inc.[1]	70	1,389
Universal Technical Institute Inc.[1]	10	327
Valassis Communications Inc.[1]	55	1,608
Viad Corp.	22	526
Volt Information Sciences Inc.[1]	10	299
Watson Wyatt & Co. Holdings	35	915
Weight Watchers International Inc.[1,2]	45	1,743

		148,302

COMPUTERS – 2.34%
Affiliated Computer Services Inc. Class A1	125	6,487
Anteon International Corp.[1]	30	934
BISYS Group Inc. (The)[1]	125	1,706
CACI International Inc. Class A1	30	1,233
Cadence Design Systems Inc.[1,2]	270	3,637
Ceridian Corp.[1]	155	2,790
CGI Group Inc. (Canada)[1]	350	2,310
CIBER Inc.[1,2]	55	412
Computer Sciences Corp.[1]	195	9,214
Computer Task Group Inc.[1]	20	67
Diebold Inc.	96	4,426
DST Systems Inc.[1,2]	110	5,012
Electronic Data Systems Corp.	495	9,148
EMC Corp.[1]	2,495	27,370
FactSet Research Systems Inc.[2]	25	1,079
Gateway Inc.[1]	260	1,170
Hewlett-Packard Co.	2,825	56,924
Imation Corp.[2]	35	1,160
International Business Machines Corp.	1,775	154,549
Iomega Corp.	50	219
Lexmark International Inc.[1]	130	11,505
Maxtor Corp.[1,2]	255	1,193
NCR Corp.[1]	100	4,643
PAR Technology Corp.[1]	5	48
Perot Systems Corp. Class A1	75	946
Quantum Corp.[1,2]	160	390

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Reynolds & Reynolds Co. (The) Class A	70	$1,547
Seagate Technology	155	1,778
Silicon Graphics Inc.[1,2]	205	314
SRA International Inc. Class A1	15	638
Storage Technology Corp.[1]	115	2,869
SunGard Data Systems Inc.[1]	295	6,876
TDK Corp. ADR	135	9,369
Thomson Corp. (Canada)	195	6,665
Tyler Technologies Inc.[1]	40	368
Unisys Corp.[1]	340	3,482
Western Digital Corp.[1]	215	1,507
Xanser Corp.[1]	30	71

		344,056

COSMETICS & PERSONAL CARE – 1.81%
Alberto-Culver Co.	70	3,263
Avon Products Inc.	490	21,075
Colgate-Palmolive Co.	515	27,398
Estee Lauder Companies Inc. Class A	115	5,048
Gillette Co. (The)	945	36,836
Kimberly-Clark Corp.	515	32,996
Procter & Gamble Co.	2,668	139,136
Revlon Inc. Class A1	15	34

		265,786

DISTRIBUTION & WHOLESALE – 0.19%
Advanced Marketing Services Inc.	15	170
Aviall Inc.[1]	35	702
Buhrmann NV ADR	135	1,255
Genuine Parts Co.	180	6,791
Grainger (W.W.) Inc.	85	4,501
Handleman Co.	25	537
Hughes Supply Inc.	30	1,828
Huttig Building Products Inc.[1]	10	83
Ingram Micro Inc. Class A1	125	1,781
Watsco Inc.	20	585
WESCO International Inc.[1]	15	308
Wolseley PLC ADR	300	9,555

		28,096

DIVERSIFIED FINANCIAL SERVICES – 6.20%
Affiliated Managers Group Inc.[1,2]	35	1,607
American Express Co.	1,175	59,044
AmeriCredit Corp.[1,2]	160	3,056
AMVESCAP PLC ADR	415	4,370
Bay View Capital Corp.	6	113
Bear Stearns Companies Inc. (The)	100	8,342
BKF Capital Group Inc.	5	135
BlackRock Inc.	15	929
Capital One Financial Corp.	240	16,637
Capital Trust Inc. Class A	5	122
CapitalSource Inc.[1,2]	70	1,513
Chicago Mercantile Exchange Holdings Inc.[2]	22	2,761
CIT Group Inc.	220	7,647
Citigroup Inc.	5,376	237,028
Countrywide Financial Corp.	285	20,548
Doral Financial Corp.	95	3,729
E*TRADE Financial Corp.[1]	380	4,207
Eaton Vance Corp.	60	2,276
Edwards (A.G.) Inc.	85	2,762
Federal Agricultural Mortgage Corp.[1]	10	183
Federal Home Loan Mortgage Corp.	715	45,982
Federal National Mortgage Association	877	62,232
Federated Investors Inc. Class B	100	2,811
Financial Federal Corp.[1]	20	643
Franklin Resources Inc.	145	6,996
Friedman, Billings, Ramsey Group Inc. Class A	145	2,385
Gabelli Asset Management Inc. Class A	5	194
Goldman Sachs Group Inc. (The)	441	38,892
IndyMac Bancorp Inc.	60	1,993
Investment Technology Group Inc.[1,2]	50	657
Janus Capital Group Inc.	250	3,315
Jefferies Group Inc.	50	1,567
JP Morgan Chase & Co.	3,649	136,217
LaBranche & Co. Inc.[1]	30	246
Legg Mason Inc.[2]	70	5,498
Lehman Brothers Holdings Inc.	285	19,978
MBNA Corp.	1,165	28,764
Merrill Lynch & Co. Inc.	895	44,499
Metris Companies Inc.[1]	60	399
MicroFinancial Inc.[1]	10	38
Morgan Stanley	1,020	50,317
National Financial Partners Corp.	35	1,179

62	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Nelnet Inc. Class A1	10	$222
Nissin Co. Ltd. ADR	90	805
Nomura Holdings Inc. ADR	2,025	27,945
Nuveen Investments Inc. Class A	20	508
Oppenheimer Holdings Inc. Class A (Canada)	10	236
ORIX Corp. ADR	130	6,987
Piper Jaffray Companies Inc.[1]	20	815
Providian Financial Corp.[1]	300	4,152
Raymond James Financial Inc.[2]	60	1,402
Ritchie Bros. Auctioneers Inc.	30	887
Schwab (Charles) Corp. (The)	1,065	9,351
Shinhan Financial Group Co. Ltd. ADR	135	3,970
SLM Corp.	465	17,633
Stifel Financial Corp.[1]	5	121
Student Loan Corp.	5	701
SWS Group Inc.	15	205
Van der Moolen Holding NV ADR[1]	40	256
W.P. Stewart & Co. Ltd.[2]	25	488
Waddell & Reed Financial Inc. Class A2	85	1,651
Westcorp Inc.	25	1,039
Westwood Holdings Group Inc.	5	90
Woori Finance Holdings Co. Ltd. ADR	35	592

		911,867

ELECTRIC – 3.24%
AES Corp. (The)[1]	610	5,886
Allegheny Energy Inc.[1,2]	130	1,929
ALLETE Inc.	80	2,218
Alliant Energy Corp.	115	2,980
Ameren Corp.	190	8,491
American Electric Power Co. Inc.	405	12,600
Aquila Inc.[1]	200	656
Avista Corp.	45	785
Black Hills Corp.	35	967
British Energy PLC ADR[1]	10	306
Calpine Corp.[1,2]	425	1,640
CenterPoint Energy Inc.	280	3,251
Central Vermont Public Service Corp.	15	291
CH Energy Group Inc.	15	660
Cinergy Corp.	170	6,502
Cleco Corp.	50	862
CMS Energy Corp.[1,2]	165	1,490
Companhia Paranaense de Energia ADR	105	378
Consolidated Edison Inc.[2]	235	9,628
Constellation Energy Group Inc.	175	6,746
Dominion Resources Inc.	335	21,259
DPL Inc.	100	1,995
DTE Energy Co.[2]	175	7,030
Duke Energy Corp.	935	20,102
Duquesne Light Holdings Inc.[2]	80	1,518
E.ON AG ADR	675	48,026
Edison International	335	8,978
El Paso Electric Co.[1]	50	752
Electricidade de Portugal SA ADR	200	5,376
Empire District Electric Co. (The)	25	498
Empresa Nacional de Electricidad SA ADR[2]	115	1,515
Endesa SA ADR	985	18,075
Enel SpA ADR	490	19,414
Energy East Corp.	150	3,654
Enersis SA ADR	235	1,398
Entergy Corp.	235	13,512
Exelon Corp.	680	23,732
FirstEnergy Corp.	340	13,294
FPL Group Inc.[2]	175	11,783
Great Plains Energy Inc.	70	2,008
Green Mountain Power Corp.	5	128
Hawaiian Electric Industries Inc.[2]	80	2,042
Huaneng Power International Inc. ADR	80	2,552
IDACORP Inc.	40	1,100
International Power PLC ADR[1]	115	3,141
Korea Electric Power Corp. ADR[2]	330	3,059
MDU Resources Group Inc.	110	2,689
National Grid Group PLC ADR	635	25,552
NiSource Inc.	270	5,589
Northeast Utilities[2]	130	2,431
NRG Energy Inc.[1]	85	2,260
NSTAR	55	2,574
OGE Energy Corp.	90	2,240
Pepco Holdings Inc.[2]	175	3,150
PG&E Corp.[1]	405	11,559
Pinnacle West Capital Corp.	95	3,847

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
PNM Resources Inc.	60	$1,250
PPL Corp.	185	8,575
Progress Energy Inc.	255	10,746
Public Service Enterprise Group Inc.[2]	245	9,555
Puget Energy Inc.	100	2,160
Reliant Energy Inc.[1,2]	285	2,816
SCANA Corp.	105	3,845
Scottish Power PLC ADR	480	13,920
Sierra Pacific Resources Corp.[1,2]	120	986
Southern Co. (The)	760	22,253
TECO Energy Inc.	195	2,515
Texas Genco Holdings Inc.	15	696
TransAlta Corp. (Canada)	195	2,293
TXU Corp.	335	13,286
UIL Holdings Corp.	15	690
UniSource Energy Corp.[2]	35	864
Westar Energy Inc.	75	1,513
Wisconsin Energy Corp.	120	3,858
WPS Resources Corp.[2]	35	1,606
Xcel Energy Inc.[2]	410	7,011

		476,536

ELECTRICAL COMPONENTS & EQUIPMENT – 0.41%
AMETEK Inc.	70	2,159
Belden CDT Inc.[1]	47	914
C&D Technologies Inc.	25	392
Emerson Electric Co.	435	26,404
Energizer Holdings Inc.[1]	85	3,238
General Cable Corp.[1]	40	381
GrafTech International Ltd.[1]	90	993
Hitachi Ltd. ADR[2]	347	21,323
Hubbell Inc.	5	212
Hubbell Inc. Class B	50	2,260
Magnetek Inc.[1]	25	164
Rayovac Corp.[1]	35	936
Wilson Greatbatch Technologies Inc.[1]	20	438

		59,814

ELECTRONICS – 0.89%
Agilent Technologies Inc.[1]	455	10,834
Amphenol Corp. Class A1	80	2,514
Applera Corp. - Applied Biosystems Group	215	4,448
Arrow Electronics Inc.[1]	115	2,721
AU Optronics Corp. ADR[2]	351	4,124
Avnet Inc.[1]	125	2,427
AVX Corp.	55	686
Bairnco Corp.	5	40
Benchmark Electronics Inc.[1]	40	1,143
Brady Corp. Class A	20	904
Celestica Inc. (Canada)[1]	190	3,258
Checkpoint Systems Inc.[1]	35	602
CTS Corp.[2]	35	401
Epcos AG ADR[1]	50	857
Fisher Scientific International Inc.[1,2]	65	3,783
GP Strategies Corp.[1]	15	106
Jabil Circuit Inc.[1]	170	3,697
Keithley Instruments Inc.	15	311
KEMET Corp.[1]	85	858
Koninklijke Philips Electronics NV (Netherlands)	1,355	32,832
Kyocera Corp. ADR	175	13,527
Lamson & Sessions Co.[1]	10	73
Mettler Toledo International Inc.[1]	45	1,876
Nam Tai Electronics Inc.	25	485
Park Electrochemical Corp.	20	460
Parker Hannifin Corp.	125	7,172
Paxar Corp.[1]	35	675
PerkinElmer Inc.	120	2,110
Premier Farnell PLC ADR	170	1,334
Rogers Corp.[1]	15	742
Solectron Corp.[1]	865	4,757
Sparton Corp.[1]	5	43
Stoneridge Inc.[1]	10	147
Symbol Technologies Inc.	210	2,749
Technitrol Inc.[1]	40	740
Tektronix Inc.	85	2,584
Thermo Electron Corp.[1]	170	4,372
Thomas & Betts Corp.	60	1,578
Vishay Intertechnology Inc.[1]	150	2,325
Waters Corp.[1]	125	5,485
Watts Water Technologies Inc. Class A	25	632

		130,412

64	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
ENERGY & RELATED – 0.00%
Smedvig ASA Class B ADR	25	$226

		226

ENGINEERING & CONSTRUCTION – 0.16%
ABB Ltd. ADR	1,920	10,598
Chicago Bridge & Iron Co. NV (Netherlands)	50	1,459
Dycom Industries Inc.[1]	50	1,347
EMCOR Group Inc.[1,2]	15	649
Empressa ICA Sociedad Controladora SA ADR[1]	185	324
Fluor Corp.[2]	85	3,872
Granite Construction Inc.	35	623
Grupo Aeroportuario del Sureste SA de CV ADR	25	532
Jacobs Engineering Group Inc.[1]	55	2,199
McDermott International Inc.[1]	60	640
Shaw Group Inc. (The)[1]	65	645
URS Corp.[1]	30	724

		23,612

ENTERTAINMENT – 0.14%
Argosy Gaming Co.[1]	30	979
Dover Downs Gaming & Entertainment Inc.	10	98
Dover Motorsports Inc.	15	65
Gaylord Entertainment Co.[1,2]	55	1,604
GTECH Holdings Corp.	60	2,542
International Game Technology Inc.	360	11,642
Intrawest Corp. (Canada)	45	729
Metro-Goldwyn-Mayer Inc.[2]	85	1,031
Pinnacle Entertainment Inc.[1]	35	395
Regal Entertainment Group Class A	40	753
Six Flags Inc.[1]	95	448
Speedway Motorsports Inc.	15	518
Steinway Musical Instruments Inc.[1]	5	149
Vail Resorts Inc.[1]	20	390

		21,343

ENVIRONMENTAL CONTROL – 0.37%
Allied Waste Industries Inc.[1]	255	2,356
Calgon Carbon Corp.	35	222
IMCO Recycling Inc.[1]	15	186
Ionics Inc.[1]	20	541
Met-Pro Corp.	10	141
Republic Services Inc.	165	4,719
TRC Companies Inc.[1]	10	153
Vivendi Universal SA ADR[1,2]	1,105	27,492
Waste Connections Inc.[1]	45	1,299
Waste Management Inc.	600	16,884

		53,993

FOOD – 2.16%
Albertson’s Inc.[2]	330	8,049
American Italian Pasta Co. Class A2	20	588
Archer-Daniels-Midland Co.	610	9,412
Blue Square Israel Ltd. ADR	10	104
Cadbury Schweppes PLC ADR[2]	530	17,511
Campbell Soup Co.	265	6,781
Chiquita Brands International Inc.[1]	40	782
ConAgra Foods Inc.	555	14,430
Corn Products International Inc.	35	1,509
Dean Foods Co.[1]	160	5,917
Del Monte Foods Co.[1]	205	2,161
Distribucion y Servicio D&S SA ADR	35	528
Flowers Foods Inc.	45	1,174
Fresh Del Monte Produce Inc.[2]	25	664
General Mills Inc.	305	13,694
Great Atlantic & Pacific Tea Co.[1]	15	103
Groupe Danone ADR	1,290	21,337
Gruma SA de CV ADR	35	234
Grupo Industrial Maseca SA de CV ADR	5	35
Heinz (H.J.) Co.	365	13,465
Hershey Foods Corp.	180	8,719
Hormel Foods Corp.	75	2,226
Industrias Bachoco SA de CV ADR	10	100
Interstate Bakeries Corp.[2]	45	442
Kellogg Co.	245	10,207
Koninklijke Ahold NV ADR[2]	1,600	12,096
Kraft Foods Inc.[2]	285	8,707
Kroger Co.[1]	700	11,060
M&F Worldwide Corp.[1]	10	131
McCormick & Co. Inc.	10	356
McCormick & Co. Inc. NVS	125	4,471
Pilgrim’s Pride Corp.	35	981
Ralcorp Holdings Inc.[1]	30	1,094
Ruddick Corp.	40	782

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Safeway Inc.[1]	455	$9,614
Sara Lee Corp.	815	17,897
Smithfield Foods Inc.[1]	90	2,551
Smucker (J.M.) Co. (The)	58	2,425
SUPERVALU Inc.	140	3,998
Sysco Corp.	665	22,909
Tasty Baking Co.	10	82
Tootsie Roll Industries Inc.	25	732
Tyson Foods Inc. Class A	240	4,574
Unilever NV NYS[2]	590	36,185
Unilever PLC ADR	750	26,887
Weis Markets Inc.	10	319
Wimm-Bill-Dann Foods OJSC ADR[1]	20	262
Winn-Dixie Stores Inc.	85	537
Wrigley (William Jr.) Co.	140	8,456

		317,278

FOOD SERVICE – 0.02%
Sodexho Alliance SA ADR	100	2,735

		2,735

FOREST PRODUCTS & PAPER – 0.64%
Abitibi-Consolidated Inc. (Canada)	350	2,303
Aracruz Celulose SA ADR	45	1,557
Boise Cascade Corp.	90	2,902
Bowater Inc.	55	2,051
Buckeye Technologies Inc.[1]	35	376
Corporacion Durango SA de CV ADR[1]	10	2
Deltic Timber Corp.	10	344
Domtar Inc.	165	2,143
Georgia-Pacific Corp.	230	7,728
Glatfelter Co.[2]	30	400
International Paper Co.	495	21,399
Longview Fibre Co.[1]	55	710
Louisiana-Pacific Corp.	100	2,368
MeadWestvaco Corp.	210	6,271
Pope & Talbot Inc.[2]	15	294
Potlatch Corp.[2]	30	1,203
Rock-Tenn Co. Class A	25	354
Sappi Ltd. ADR	215	3,135
Schweitzer-Mauduit International Inc.	15	424
Stora Enso OYJ ADR	660	9,167
Temple-Inland Inc.	55	3,754
UPM-Kymmene OYJ ADR	540	10,503
Wausau-Mosinee Paper Corp.[2]	50	777
Weyerhaeuser Co.	230	14,260

		94,425

GAS – 0.24%
AGL Resources Inc.	60	1,773
Atmos Energy Corp.	55	1,384
Cascade Natural Gas Corp.	10	201
Chesapeake Utilities Corp.	5	118
Energen Corp.	35	1,657
KeySpan Corp.	165	5,938
Laclede Group Inc. (The)	20	538
MetroGas SA ADR[1]	10	37
New Jersey Resources Corp.	30	1,219
Nicor Inc.[2]	45	1,490
Northwest Natural Gas Co.	25	734
NUI Corp.[2]	15	199
ONEOK Inc.	100	2,100
Peoples Energy Corp.	40	1,560
Piedmont Natural Gas Co.[2]	35	1,444
SEMCO Energy Inc.	30	160
Sempra Energy	205	7,329
South Jersey Industries Inc.	15	681
Southern Union Co.[1]	55	1,095
Southwest Gas Corp.	35	828
UGI Corp.	50	1,619
Vectren Corp.	80	1,980
WGL Holdings Inc.	50	1,372

		35,456

HAND & MACHINE TOOLS – 0.12%
Baldor Electric Co.[2]	30	686
Black & Decker Corp.	80	5,593
Kennametal Inc.	35	1,540
Milacron Inc.[1,2]	35	126
Nidec Corp. ADR	185	4,273
Snap-On Inc.	55	1,766
Stanley Works (The)	85	3,604
Starrett (LS) Co. Class A	5	78

		17,666

66	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
HEALTH CARE-PRODUCTS – 2.79%
Advanced Medical Optics Inc.[1]	30	$1,141
Alcon Inc.	80	6,128
Apogent Technologies Inc.[1]	90	2,925
Bard (C.R.) Inc.	110	6,072
Bausch & Lomb Inc.[2]	55	3,387
Baxter International Inc.	630	18,944
Beckman Coulter Inc.	65	3,586
Becton, Dickinson & Co.	260	12,280
Boston Scientific Corp.[1]	605	23,147
Cantel Medical Corp.[1]	10	257
Cooper Companies Inc.	35	2,081
De Rigo SpA ADR[1]	10	64
Diagnostic Products Corp.	25	1,004
DJ Orthopedics Inc.[1]	20	356
Edwards Lifesciences Corp.[1,2]	60	2,110
Elscint Ltd.[1]	5	23
Fresenius Medical Care AG ADR	105	2,560
Guidant Corp.	320	17,702
Haemonetics Corp.[1]	25	750
Hanger Orthopedic Group Inc.[1,2]	20	202
Hillenbrand Industries Inc.	60	3,407
Invacare Corp.	30	1,216
Johnson & Johnson	3,041	168,076
Luxottica Group SpA ADR	120	2,057
Medtronic Inc.	1,250	62,087
Mentor Corp.	40	1,260
Oakley Inc.	25	270
ResMed Inc.[1]	35	1,715
Smith & Nephew PLC ADR	195	10,074
Sola International Inc.[1]	35	569
St. Jude Medical Inc.[1]	180	12,263
Steris Corp.[1]	70	1,439
Stryker Corp.	290	13,827
Sybron Dental Specialties Inc.[1]	40	1,076
Varian Medical Systems Inc.[1]	70	4,831
Viasys Healthcare Inc.[1]	25	379
VISX Inc.[1]	45	963
West Pharmaceutical Services Inc.	15	571
Zimmer Holdings Inc.[1]	250	19,078

		409,877

HEALTH CARE-SERVICES – 1.15%
Aetna Inc.	160	13,728
Alliance Imaging Inc.[1]	15	74
American Medical Security Group Inc.[1]	15	381
American Retirement Corp.[1]	10	60
AMERIGROUP Corp.[1]	25	1,199
Anthem Inc.[1]	145	11,958
Apria Healthcare Group Inc.[1,2]	55	1,614
Beverly Enterprises Inc.[1,2]	110	867
Capital Senior Living Corp.[1]	15	68
Centene Corp.[1]	20	780
Community Health Systems Inc.[1]	55	1,354
Covance Inc.[1]	65	2,385
Coventry Health Care Inc.[1]	75	3,833
DaVita Inc.[1]	97	2,946
Extendicare Inc. Class A1	60	657
HCA Inc.[2]	455	17,586
Health Management Associates Inc. Class A2	250	5,015
Health Net Inc.[1]	115	2,775
Humana Inc.[1]	165	2,988
Laboratory Corp. of America Holdings[1]	145	5,678
Manor Care Inc.	90	2,813
MDS Inc. (Canada)	145	2,185
Molina Healthcare Inc.[1]	15	498
Orthodontic Centers of America Inc.[1,2]	40	270
PacifiCare Health Systems Inc.[1,2]	85	2,598
Pediatrix Medical Group Inc.[1]	25	1,581
Province Healthcare Co.[1]	45	654
Quest Diagnostics Inc.	80	6,566
RehabCare Group Inc.[1,2]	15	359
Renal Care Group Inc.[1]	75	2,390
Select Medical Corp.	85	1,091
Sierra Health Services Inc.[1,2]	25	1,105
Specialty Laboratories Inc.[1]	10	101
Sunrise Senior Living Inc.[1,2]	20	706
Tenet Healthcare Corp.[1]	480	5,366
Triad Hospitals Inc.[1,2]	80	2,725
UnitedHealth Group Inc.	696	43,769
Universal Health Services Inc. Class B	50	2,276
WellChoice Inc.[1]	25	915

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
WellPoint Health Networks Inc.[1]	155	$15,671

		169,585

HOLDING COMPANIES - DIVERSIFIED – 0.75%
Berkshire Hathaway Inc. Class B1	34	98,396
Brascan Corp. (Canada)	140	3,868
Desc SA de CV ADR[1]	55	289
Enodis PLC ADR[1]	80	544
Grupo IMSA SA de CV ADR	10	237
Leucadia National Corp.	45	2,317
Quinenco SA ADR	85	738
Tomkins PLC ADR	200	3,720
Walter Industries Inc.	25	349

		110,458

HOME BUILDERS – 0.29%
Beazer Homes USA Inc.[2]	15	1,401
Brookfield Homes Corp.	15	406
Centex Corp.	130	5,515
Champion Enterprises Inc.[1,2]	60	584
Coachmen Industries Inc.	15	233
D.R. Horton Inc.	210	5,802
Fleetwood Enterprises Inc.[1,2]	40	538
Hovnanian Enterprises Inc. Class A1	35	1,086
KB Home	40	2,562
Lennar Corp. Class A2	125	5,335
Levitt Corp. Class A1	15	311
M.D.C. Holdings Inc.	25	1,679
M/I Homes Inc.	10	380
Meritage Corp.[1]	10	619
Monaco Coach Corp.	30	728
National RV Holdings Inc.[1]	10	163
Pulte Homes Inc.	105	5,736
Ryland Group Inc.	25	1,936
Skyline Corp.	5	187
Standard-Pacific Corp.	30	1,392
Thor Industries Inc.[2]	40	1,252
Toll Brothers Inc.[1,2]	50	1,987
WCI Communities Inc.[1,2]	40	861
William Lyon Homes Inc.[1,2]	5	382
Winnebago Industries Inc.	35	1,290

		42,365

HOME FURNISHINGS – 0.64%
Applica Inc.[1]	25	129
Ethan Allen Interiors Inc.	40	1,486
Fedders Corp.	25	101
Furniture Brands International Inc.	55	1,264
Harman International Industries Inc.	70	6,001
La-Z-Boy Inc.	55	950
Leggett & Platt Inc.	200	5,410
Matsushita Electric Industrial Co. Ltd. ADR	2,330	31,362
Maytag Corp.	75	1,538
Natuzzi SpA ADR	30	306
Pioneer Corp. ADR	165	3,564
Salton Inc.[1,2]	10	53
Sony Corp. ADR	955	33,091
Tempur-Pedic International Inc.[1]	20	251
Thomson SA ADR	275	5,148
Whirlpool Corp.	60	3,746

		94,400

HOUSEHOLD PRODUCTS & WARES – 0.25%
American Greetings Corp. Class A1,2	65	1,516
Avery Dennison Corp.	100	6,057
Blyth Inc.	35	1,219
Church & Dwight Co. Inc.	40	1,767
Clorox Co.	160	7,963
CSS Industries Inc.	10	318
Ennis Inc.	15	273
Fortune Brands Inc.	150	10,827
Global-Tech Appliances Inc.[1]	5	43
Harland (John H.) Co.	30	849
Jarden Corp.[1]	25	904
Nashua Corp.[1]	5	49
Oil Dri Corp. of America	5	82
Playtex Products Inc.[1]	40	283
Russ Berrie & Co. Inc.	10	190
Scotts Co. (The) Class A1	20	1,220
Standard Register Co. (The)[2]	15	164
Tupperware Corp.	55	944
Water Pik Technologies Inc.[1]	10	126
Yankee Candle Co. Inc. (The)[1]	55	1,596

		36,390

68	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
HOUSEWARES – 0.06%
Enesco Group Inc.[1]	15	$128
Libbey Inc.	15	337
National Presto Industries Inc.	5	201
Newell Rubbermaid Inc.	285	6,156
Toro Co.	25	1,638
Vitro SA de CV ADR	65	180

		8,640

INSURANCE – 5.15%
ACE Ltd.	290	11,771
Aegon NV ADR[2]	1,396	15,831
AFLAC Inc.	525	20,811
Alleghany Corp.[1]	5	1,353
Allianz AG ADR	3,485	33,561
Allmerica Financial Corp.[1]	55	1,640
Allstate Corp. (The)	725	34,133
Ambac Financial Group Inc.	110	7,822
American Equity Investment Life Holding Co.	20	180
American Financial Group Inc.	40	1,188
American International Group Inc.	2,365	167,087
AmerUs Group Co.[2]	40	1,540
Annuity & Life Re Holdings Ltd.[1]	30	21
AON Corp.	285	7,535
Aspen Insurance Holdings Ltd.	10	236
AXA ADR[2]	1,460	29,930
Axis Capital Holdings Ltd.	125	3,213
Berkley (W.R.) Corp.	75	3,071
Bristol West Holdings Inc.	15	262
Brown & Brown Inc.[2]	60	2,551
China Life Insurance Co. Ltd. ADR[1]	55	1,203
Chubb Corp.	195	13,412
CIGNA Corp.	145	8,991
Citizens Inc.[1,2]	30	169
CNA Financial Corp.[1,2]	30	791
CNA Surety Corp.[1]	15	153
Commerce Group Inc.	30	1,452
Conseco Inc.[1]	105	1,888
Converium Holding AG ADR	80	894
Crawford & Co. Class A	10	50
Crawford & Co. Class B	10	50
Delphi Financial Group Inc. Class A	30	1,217
Endurance Specialty Holdings Ltd.	45	1,487
Everest Re Group Ltd.	55	4,041
Fairfax Financial Holdings Ltd. (Canada)	15	2,267
FBL Financial Group Inc. Class A	30	797
Fidelity National Financial Inc.	155	5,619
First Acceptance Corp.[1]	10	69
First American Corp.	70	1,880
Gallagher (Arthur J.) & Co.	95	2,942
Great American Financial Resources Inc.	10	152
Hartford Financial Services Group Inc.	300	19,530
HCC Insurance Holdings Inc.[2]	60	1,818
Hilb, Rogal & Hobbs Co.[2]	30	1,008
Horace Mann Educators Corp.	45	754
Hub International Ltd.	30	556
ING Groep NV ADR	1,895	43,793
Jefferson-Pilot Corp.	145	6,986
Kingsway Financial Services Inc. (Canada)[1]	60	689
LandAmerica Financial Group Inc.	20	790
Lincoln National Corp.	185	8,085
Loews Corp.	130	7,362
Manulife Financial Corp. (Canada)	830	33,217
Markel Corp.[1]	10	2,825
Marsh & McLennan Cos. Inc.	520	23,078
MBIA Inc.	150	8,097
Meadowbrook Insurance Group[1]	25	120
Mercury General Corp.	25	1,178
MetLife Inc.	330	11,771
MGIC Investment Corp.	100	7,100
Montpelier Re Holdings Ltd.	40	1,415
Nationwide Financial Services Inc.	60	2,128
NYMAGIC Inc.	5	119
Odyssey Re Holdings Corp.[2]	15	350
Old Republic International Corp.	175	4,076
PartnerRe Ltd.	55	2,877
Penn Treaty American Corp.[1]	25	44
Penn-America Group Inc.	10	130
Phoenix Companies Inc.	95	985
Platinum Underwriters Holdings Ltd.	30	835
PMI Group Inc. (The)	90	3,711

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Principal Financial Group Inc.	335	$11,387
ProAssurance Corp.[1,2]	25	792
Progressive Corp. (The)	195	14,941
Protective Life Corp.	65	2,356
Prudential Financial Inc.	555	25,841
Prudential PLC ADR	1,035	17,274
PXRE Group Ltd.	15	345
Radian Group Inc.	95	4,372
Reinsurance Group of America Inc.	25	996
RenaissanceRe Holdings Ltd.	70	3,710
RLI Corp.	20	736
Royal & Sun Alliance Insurance Group ADR	595	4,296
SCOR ADR	685	980
Scottish Re Group Ltd.	30	612
SCPIE Holdings Inc.	10	97
St. Paul Travelers Companies Inc.	684	25,356
StanCorp Financial Group Inc.	30	2,109
Stewart Information Services Corp.	15	532
Sun Life Financial Services of Canada Inc. (Canada)	620	17,236
Torchmark Corp.	115	6,012
Transatlantic Holdings Inc.	25	1,416
21st Century Insurance Group	25	319
UICI[1]	35	837
Unitrin Inc.	45	1,874
UNUMProvident Corp.[2]	275	4,386
Vesta Insurance Group	35	181
White Mountains Insurance Group Ltd.	7	3,539
Willis Group Holdings Ltd.	150	5,220
XL Capital Ltd. Class A	140	9,895
Zenith National Insurance Corp.[2]	10	429

		756,763

INTERNET – 0.03%
McAfee Inc.[1]	165	2,967
ProQuest Co.[1,2]	25	625
Safeguard Scientifics Inc.[1,2]	125	238

		3,830

INVESTMENT COMPANIES – 0.00%
AFP Provida SA ADR	10	250
Koor Industries Ltd. ADR[1]	50	401

		651

IRON & STEEL – 0.17%
AK Steel Holding Corp.[1]	105	696
Allegheny Technologies Inc.	70	1,404
Carpenter Technology Corp.	20	860
Cleveland-Cliffs Inc.[1,2]	10	655
Companhia Siderurgica Nacional SA ADR[2]	160	2,320
International Steel Group Inc.[1]	20	655
IPSCO Inc. (Canada)	50	1,171
Ispat International NV Class A (Netherlands)[1]	30	527
Material Sciences Corp.[1]	10	121
Nucor Corp.	75	6,274
Oregon Steel Mills Inc.[1]	97	1,504
POSCO ADR	90	3,265
Reliance Steel & Aluminum Co.	30	1,195
Ryerson Tull Inc.[2]	25	384
United States Steel Corp.[2]	110	4,195
WHX Corp.[1]	5	5

		25,231

LEISURE TIME – 0.37%
Bally Total Fitness Holding Corp.[1]	35	181
Brunswick Corp.	90	3,513
Callaway Golf Co.[2]	65	715
Carnival Corp.	395	18,411
Ducati Motor Holding SpA ADR[1]	10	135
Harley-Davidson Inc.	315	18,859
Head NV (Netherlands)[1]	20	62
K2 Inc.[1]	35	499
Nautilus Group Inc. (The)	30	556
Polaris Industries Inc.[2]	45	2,151
Royal Caribbean Cruises Ltd.[2]	126	5,387
Sabre Holdings Corp.	145	3,702
WMS Industries Inc.[1]	20	545

		54,716

70	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
LODGING – 0.42%
Aztar Corp.[1]	35	$849
Boca Resorts Inc. Class A1	35	683
Boyd Gaming Corp.	40	1,052
Caesars Entertainment Inc.[1]	270	3,977
Choice Hotels International Inc.	20	1,052
Fairmont Hotels & Resorts Inc. (Canada)	80	2,060
Four Seasons Hotels Inc. (Canada)	20	1,214
Harrah’s Entertainment Inc.	115	5,346
Hilton Hotels Corp.	390	6,954
Intercontinental Hotels Group PLC ADR	760	8,254
Interstate Hotels & Resorts Inc.[1]	30	156
Kerzner International Ltd.[1]	15	704
La Quinta Corp.[1]	170	1,302
Mandalay Resort Group	60	4,050
Marcus Corp.	20	352
Marriott International Inc. Class A	190	9,272
MGM Mirage[1]	65	2,870
Orient-Express Hotels Ltd.	15	229
Prime Hospitality Corp.[1]	45	413
Starwood Hotels & Resorts Worldwide Inc.	210	9,450
Station Casinos Inc.	35	1,512
Trump Hotels & Casino Resorts Inc.[1]	15	30
Westcoast Hospitality Corp.[1]	10	49

		61,830

MACHINERY – 0.53%
AGCO Corp.[1]	80	1,674
Alamo Group Inc.	5	81
Albany International Corp. Class A	25	748
Alstom ADR	1,070	621
Applied Industrial Technologies Inc.	20	639
Briggs & Stratton Corp.	25	2,088
Cascade Corp. (Canada)	10	293
Caterpillar Inc.	350	25,722
CNH Global NV (Netherlands)	20	394
Cummins Inc.[2]	35	2,430
Deere & Co.	255	16,017
Flowserve Corp.[1]	55	1,317
Gardner Denver Inc.[1]	15	402
Gerber Scientific Inc.[1]	20	130
Global Power Equipment Group Inc.[1]	35	245
Graco Inc.	75	2,361
Idex Corp.[2]	45	1,444
JLG Industries Inc.[2]	45	630
Kadant Inc.[1]	15	302
Katy Industries Inc.[1]	5	26
Kubota Corp. ADR	255	5,817
Lindsay Manufacturing Co.	10	241
Manitowoc Co. Inc. (The)	30	1,017
Metso OYJ ADR	105	1,370
NACCO Industries Inc.	5	457
Orbital Engine Corp. Ltd. ADR[1]	10	45
Pfeiffer Vacuum Technology AG ADR	10	389
Robbins & Myers Inc.[2]	10	189
Rockwell Automation Inc.	170	6,360
Sauer-Danfoss Inc.	10	170
Stewart & Stevenson Services Inc.	25	394
Tennant Co.	5	185
Terex Corp.[1]	50	1,946
Thomas Industries Inc.	15	465
Unova Inc.[1]	50	846
Wabtec Corp.	40	728

		78,183

MANUFACTURING – 4.81%
Actuant Corp. Class A1,2	25	912
Acuity Brands Inc.	45	1,073
Ameron International Corp.	10	350
AptarGroup Inc.	35	1,481
AZZ Inc.[1]	5	79
Barnes Group Inc.[2]	20	519
Blount International Inc.[1]	30	359
Brink’s Co. (The)	55	1,779
Carlisle Companies Inc.	30	1,905
CLARCOR Inc.	25	1,100
Cooper Industries Ltd.	95	5,403
Crane Co.	60	1,669
Danaher Corp.	230	11,650
Donaldson Co. Inc.	80	2,130
Dover Corp.	210	8,333
Eastman Kodak Co.	295	7,815
Eaton Corp.	155	10,019
EnPro Industries Inc.[1]	20	495

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
ESCO Technologies Inc.[1]	15	$790
Federal Signal Corp.	50	851
General Electric Co.	10,835	360,272
Griffon Corp.[1]	30	629
Harsco Corp.	40	1,795
Hexcel Corp.[1]	20	235
Honeywell International Inc.	815	30,652
Illinois Tool Works Inc.	275	24,893
Ingersoll-Rand Co. Class A	180	12,364
ITT Industries Inc.	95	7,595
Jacuzzi Brands Inc.[1]	75	579
Lydall Inc.[1]	15	146
Myers Industries Inc.	25	328
Pall Corp.	130	3,012
Pentair Inc.	100	3,132
Roper Industries Inc.	55	3,080
Siemens AG ADR	865	60,758
Smith (A.O.) Corp.	20	574
SPX Corp.[2]	80	3,276
Standex International Corp.	10	228
Sturm Ruger & Co. Inc.	25	260
Teleflex Inc.	35	1,556
Textron Inc.	120	7,356
3M Co.	740	60,946
Tredegar Corp.[2]	25	412
Trinity Industries Inc.	40	1,203
Tyco International Ltd.	2,065	64,015

		708,008

MEDIA - 2.88%
Belo (A.H.) Corp.	100	2,338
British Sky Broadcasting Group PLC ADR	325	14,459
Cablevision Systems Corp.[1]	195	3,407
CanWest Global Communications Corp. (Canada)[1]	30	238
Citadel Broadcasting Corp.[1]	55	775
Clear Channel Communications Inc.	580	20,706
Corus Entertainment Inc. Class B (Canada)	40	731
Cox Communications Inc. Class A1	205	5,654
Cox Radio Inc. Class A1	40	693
DIRECTV Group Inc. (The)[1]	940	15,237
Dow Jones & Co. Inc.	40	1,695
Entercom Communications Corp.[1]	40	1,538
Entravision Communications Corp.[1]	50	354
4Kids Entertainment Inc.[1,2]	15	327
Fox Entertainment Group Inc. Class A1	180	4,865
Gannett Co. Inc.	280	23,279
Gray Television Inc.	45	536
Grupo Radio Centro SA de CV ADR	10	57
Grupo Televisa SA ADR	115	5,405
Hearst-Argyle Television Inc.	30	679
Hollinger International Inc.	65	1,076
Information Holdings Inc.[1]	15	410
Journal Communications Inc. Class A	20	357
Journal Register Co.[1]	40	776
Knight Ridder Inc.	80	5,263
Lee Enterprises Inc.	35	1,629
Liberty Corp.	15	659
Liberty Media Corp. Class A	2,775	23,532
Liberty Media Corp. Class B1	15	141
Lin TV Corp. Class A1,2	25	454
Martha Stewart Living Omnimedia Inc. Class A1,2	10	113
McClatchy Co. (The) Class A	20	1,379
McGraw-Hill Companies Inc. (The)	195	14,637
Media General Inc. Class A	35	2,092
Meredith Corp.	40	2,115
Nelson (Thomas) Inc.	10	216
New York Times Co. Class A	155	6,448
News Corp. Ltd. ADR[2]	335	11,357
Pearson PLC ADR	825	9,405
Playboy Enterprises Inc. Class B1	15	167
Primedia Inc.[1]	110	264
Pulitzer Inc.[2]	32	1,480
Readers Digest Association Inc. (The)	90	1,285
Reed Elsevier NV ADR[2]	340	8,690
Reed Elsevier PLC ADR	330	11,807
Rogers Communications Inc. Class B (Canada)	180	3,231
Saga Communications Inc.[1]	20	356
Scripps (E.W.) Co. Class A	40	4,097
Shaw Communications Inc. Class B (Canada)	205	3,141

72	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Time Warner Inc.[1]	4,500	$74,925
Tribune Co.	225	9,551
TV Azteca SA de CV (Mexico)	105	918
Univision Communications Inc. Class A1,2	235	6,808
Viacom Inc. Class A	45	1,532
Viacom Inc. Class B	1,560	52,400
Walt Disney Co. (The)	2,110	48,720
Washington Post Co. (The) Class B	6	5,207
Westwood One Inc.[1]	80	1,904
Wiley, John & Sons Inc. Class A	40	1,294
Wiley, John & Sons Inc. Class B	5	164
World Wrestling Entertainment Inc.	10	127

		423,100

METAL FABRICATE & HARDWARE – 0.08%
Ampco-Pittsburgh Corp.	5	66
CIRCOR International Inc.	15	266
Commercial Metals Co.	25	866
Kaydon Corp.[2]	30	874
Madeco SA ADR[1]	25	169
Mueller Industries Inc.	35	1,334
NS Group Inc.[1]	20	341
Penn Engineering & Manufacturing Corp.	10	198
Precision Castparts Corp.	65	3,661
Quanex Corp.	15	683
Timken Co. (The)	70	1,739
TransTechnology Corp.[1]	5	36
Valmont Industries Inc.	15	327
Wolverine Tube Inc.[1]	10	127
Worthington Industries Inc.	70	1,434

		12,121

MINING – 1.64%
Agnico-Eagle Mines Ltd. (Canada)	85	1,125
Alcan Inc. (Canada)	380	15,056
Alcoa Inc.	895	28,667
Alumina Ltd. ADR	300	4,401
Aluminum Corp. of China Ltd. ADR	25	1,305
AMCOL International Corp.	25	503
AngloGold Ashanti Ltd. ADR	131	4,297
Barrick Gold Corp. (Canada)	550	10,516
BHP Billiton Ltd. ADR	1,935	35,759
BHP Billiton PLC ADR	1,275	23,269
Brush Engineered Materials Inc.[1]	15	272
Cameco Corp. (Canada)	60	3,570
Coeur d’Alene Mines Corp.[1,2]	220	761
Companhia Vale do Rio Doce ADR	105	5,660
Compania de Minas Buenaventura SA ADR	125	2,691
Compass Minerals International Inc.	15	306
Corus Group PLC (United Kingdom)[1]	455	3,813
Freeport-McMoRan Copper & Gold Inc.	170	5,925
Glamis Gold Ltd. (Canada)[1]	135	2,120
Gold Fields Ltd. ADR	370	3,796
Goldcorp Inc. (Canada)	190	2,187
Harmony Gold Mining Co. Ltd. ADR	265	2,904
Hecla Mining Co.[1,2]	115	621
Inco Ltd. (Canada)[1]	195	6,507
Kinross Gold Corp.[1,2]	355	1,885
Meridian Gold Inc.[1]	100	1,326
Newmont Mining Corp.	400	16,188
Noranda Inc. (Canada)	180	3,042
Owens & Minor Inc.	40	1,027
Owens-Illinois Inc.[1]	115	1,691
Phelps Dodge Corp.[1]	95	7,404
Placer Dome Inc. (Canada)	425	6,809
Rio Tinto PLC ADR	275	28,839
RTI International Metals Inc.[1]	20	300
Southern Peru Copper Corp.	39	1,526
Stillwater Mining Co.[1]	45	655
USEC Inc.	85	722
WMC Resources Ltd. ADR	295	4,372

		241,817

OFFICE & BUSINESS EQUIPMENT – 0.43%
Canon Inc. ADR	800	39,200
CompX International Inc.[1]	5	70
Falcon Products Inc.[1]	5	13
IKON Office Solutions Inc.[2]	150	1,781
Imagistics International Inc.[1]	15	488
Pitney Bowes Inc.	240	10,128
Xerox Corp.[1,2]	820	11,365

		63,045

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
OFFICE FURNISHINGS – 0.02%
HNI Corp.	50	$2,023
Steelcase Inc. Class A2	45	587

		2,610

OIL & GAS – 9.88%
Amerada Hess Corp.	85	7,085
Anadarko Petroleum Corp.	260	15,545
Apache Corp.	335	15,588
Atwood Oceanics Inc.[1,2]	10	387
Berry Petroleum Co. Class A	20	605
BG Group PLC ADR[2]	730	23,126
BP PLC ADR	3,800	214,168
Burlington Resources Inc.	410	15,650
Cabot Oil & Gas Corp.[2]	35	1,539
Callon Petroleum Co.[1]	15	202
Canadian Natural Resources Ltd. (Canada)	280	9,290
Chesapeake Energy Corp.[2]	245	3,761
ChevronTexaco Corp.	1,100	105,215
China Petroleum & Chemical Corp. ADR	100	3,961
Cimarex Energy Co.[1]	40	1,301
CNOOC Ltd. ADR	115	5,523
Comstock Resources Inc.[1]	35	736
ConocoPhillips	645	50,807
Denbury Resources Inc.[1]	55	1,202
Diamond Offshore Drilling Inc.[2]	65	1,589
EnCana Corp. (Canada)	480	21,274
Encore Acquisition Co.[1]	10	295
Energy Partners Ltd.[1,2]	30	469
ENI-Ente Nazionale Idrocarburi SpA ADR	530	54,442
ENSCO International Inc.	155	4,667
EOG Resources Inc.	120	7,626
Evergreen Resources Inc.[1]	45	1,841
Exxon Mobil Corp.	6,758	312,895
Forest Oil Corp.[1,2]	55	1,556
Frontier Oil Corp.	25	536
Giant Industries Inc.[1]	10	242
GlobalSantaFe Corp.	195	5,343
Harvest Natural Resources Inc.[1]	35	482
Helmerich & Payne Inc.	50	1,266
Houston Exploration Co.[1]	15	810
KCS Energy Inc.[1]	50	739
Kerr-McGee Corp.	129	6,773
Magnum Hunter Resources Inc.[1]	55	590
Marathon Oil Corp.	320	12,054
McMoRan Exploration Co.[1,2]	10	152
Meridian Resource Corp. (The)[1]	50	418
Murphy Oil Corp.	90	6,961
Newfield Exploration Co.[1]	50	2,954
Nexen Inc. (Canada)	110	4,233
Noble Corp.[1]	140	5,421
Noble Energy Inc.	55	3,042
Norsk Hydro ASA ADR	155	9,781
Occidental Petroleum Corp.	400	19,708
Parker Drilling Co.[1]	95	367
Patina Oil & Gas Corp.	65	1,917
Penn Virginia Corp.	20	754
Petro-Canada (Canada)	225	10,555
PetroChina Co. Ltd. ADR	155	7,741
PetroKazakhstan Inc. Class A (Canada)	60	1,899
Petroleo Brasileiro SA ADR	290	8,201
Pioneer Natural Resources Co.	125	4,506
Plains Exploration & Production Co.[1]	70	1,460
Pogo Producing Co.	60	2,663
Precision Drilling Corp. (Canada)[1]	55	2,735
Premcor Inc.[1]	65	2,334
Pride International Inc.[1,2]	120	2,160
Quicksilver Resources Inc.[1,2]	30	950
Range Resources Corp.[2]	60	1,005
Remington Oil & Gas Corp.[1]	20	473
Repsol YPF SA ADR	995	21,194
Rowan Companies Inc.[1]	110	2,686
Royal Dutch Petroleum Co. NYS	2,150	108,145
Sasol Ltd. ADR	480	8,040
Shell Transport & Trading Co. PLC (United Kingdom)	1,660	72,708
Southwestern Energy Co.[1]	35	1,127
Spinnaker Exploration Co.[1]	25	894
St. Mary Land & Exploration Co.[2]	30	1,029
Statoil ASA ADR	415	5,188
Stone Energy Corp.[1]	25	1,131
Suncor Energy Inc. (Canada)	465	13,476
Sunoco Inc.	80	5,454

74	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Swift Energy Co.[1,2]	30	$681
Talisman Energy Inc. (Canada)	390	9,298
Tatneft ADR[2]	55	1,199
Tesoro Petroleum Corp.[1]	65	1,885
TODCO Class A1,2	10	158
Total SA ADR[2]	1,335	129,962
Transocean Inc.[1]	330	9,372
Unit Corp.[1]	40	1,290
Unocal Corp.	265	10,271
Valero Energy Corp.	125	9,365
Vintage Petroleum Inc.	55	941
Whiting Petroleum Corp.[1]	20	474
XTO Energy Inc.	240	7,176
Yacimientos Petroliferos Fiscales SA ADR[2]	405	16,358

		1,453,072

OIL & GAS SERVICES – 0.85%
Advantest Corp. ADR	325	4,765
Baker Hughes Inc.	345	13,904
BJ Services Co.[1]	165	8,194
CARBO Ceramics Inc.	10	708
Compagnie Generale de Geophysique SA ADR[1]	55	578
Cooper Cameron Corp.[1]	55	2,810
Core Laboratories NV1	30	660
Dril-Quip Inc.[1]	10	189
FMC Technologies Inc.[1]	65	1,950
Grant Prideco Inc.[1]	115	2,172
Halliburton Co.	450	14,288
Hanover Compressor Co.[1]	65	763
Hornbeck Offshore Services Inc.[1]	5	64
Input/Output Inc.[1,2]	45	433
Key Energy Services Inc.[1]	135	1,361
Lone Star Technologies Inc.[1]	30	1,000
Maverick Tube Corp.[1]	45	1,298
NATCO Group Inc. Class A1	15	125
National-Oilwell Inc.[1]	90	3,011
Newpark Resources Inc.[1]	85	519
Oceaneering International Inc.[1]	25	827
Oil States International Inc.[1]	25	412
RPC Inc.	10	154
Schlumberger Ltd.	605	38,914
Seacor Holdings Inc.[1]	20	846
Smedvig ASA Class A ADR	35	368
Smith International Inc.[1]	105	6,119
Superior Energy Services Inc.[1]	55	615
Technip-Coflexip SA ADR	85	2,984
Tenaris SA ADR	55	1,956
Tetra Technologies Inc.[1]	25	659
Tidewater Inc.	55	1,669
Universal Compression Holdings Inc.[1]	15	492
Varco International Inc.[1]	100	2,417
Veritas DGC Inc.[1]	35	862
Weatherford International Ltd.[1]	135	6,315
W-H Energy Services Inc.[1]	30	603
Willbros Group Inc.[1]	20	294

		125,298

PACKAGING & CONTAINERS – 0.16%
Ball Corp.	55	3,970
Bemis Co. Inc.	110	2,913
Chesapeake Corp.	20	464
Cristalerias de Chile SA ADR	10	276
Crown Holdings Inc.[1]	170	1,724
Graphic Packaging Corp.[1]	120	827
Greif Brothers Corp. Class B	5	191
Greif Inc. Class A	10	372
Intertape Polymer Group Inc. (Canada)[1]	30	249
Packaging Corp. of America	65	1,518
Pactiv Corp.[1]	160	3,773
Sealed Air Corp.[1]	90	4,270
Sonoco Products Co.	100	2,591

		23,138

PHARMACEUTICALS – 7.85%
Abbott Laboratories	1,615	63,550
Allergan Inc.	140	10,590
Alpharma Inc. Class A	40	658
Altana AG ADR	70	3,817
AmerisourceBergen Corp.	115	6,217
AstraZeneca PLC ADR	1,655	74,343
Aventis SA ADR	715	56,163
Barr Pharmaceuticals Inc.[1]	90	3,092
Biovail Corp. (Canada)[1]	135	2,113

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Bradley Pharmaceuticals Inc.[1]	15	$353
Bristol-Myers Squibb Co.	2,000	45,800
Cardinal Health Inc.	450	20,025
Caremark Rx Inc.[1]	435	13,268
Dr.Reddy’s Laboratories Ltd. ADR	60	1,016
Elan Corp. PLC ADR[1,2]	400	8,220
Forest Laboratories Inc.[1]	380	19,110
GlaxoSmithKline PLC ADR	3,065	125,512
Grupo Casa Saba SA de CV ADR	5	57
Hospira Inc.[1]	160	4,146
Kinetic Concepts Inc.[1]	20	898
King Pharmaceuticals Inc.[1]	250	2,823
K-V Pharmaceuticals Co. Class A1	30	522
K-V Pharmaceuticals Co. Class B1	10	185
Lilly (Eli) & Co.	990	63,083
Medco Health Solutions Inc.[1]	280	8,484
Medicis Pharmaceutical Corp. Class A2	55	1,967
Merck & Co. Inc.	2,267	102,808
Mylan Laboratories Inc.	275	4,076
NBTY Inc.[1]	65	1,414
Novartis AG ADR	2,605	116,339
Novo-Nordisk A/S ADR[2]	295	15,080
Omega Protein Corp.[1]	10	90
Omnicare Inc.	105	2,968
Par Pharmaceutical Companies Inc.[1]	35	1,317
Pfizer Inc.	7,904	252,612
Sanofi-Synthelabo SA ADR	745	24,622
Schering AG ADR	175	9,896
Schering-Plough Corp.	1,515	29,482
Serono SA ADR[2]	290	4,440
Theragenics Corp.[1]	30	125
Valeant Pharmaceuticals International[2]	85	1,488
Watson Pharmaceuticals Inc.[1]	110	2,773
Wyeth	1,375	48,675

		1,154,217

PIPELINES - 0.31%
Dynegy Inc. Class A1,2	290	1,218
El Paso Corp.[2]	660	5,207
Enbridge Inc. (Canada)	160	6,054
Equitable Resources Inc.	65	3,333
Kinder Morgan Inc.	100	6,001
National Fuel Gas Co.[2]	80	2,043
Questar Corp.	85	3,483
TransCanada Corp. (Canada)	500	10,045
Transportadora de Gas del Sur SA ADR[1]	60	254
Western Gas Resources Inc.	50	1,685
Williams Companies Inc.	535	6,500

		45,823

REAL ESTATE – 0.07%
Agree Realty Corp.	5	124
American Realty Investors Inc.[1]	5	45
Bluegreen Corp.[1,2]	15	176
Brookfield Properties Corp. (Canada)	85	2,605
Forest City Enterprises Inc. Class A	25	1,310
Forest City Enterprises Inc. Class B	5	261
Irsa Inversiones y Representaciones SA GDR[1]	20	134
Jones Lang LaSalle Inc.[1]	30	870
LNR Property Corp.[2]	20	1,080
Malan Realty Investors Inc.	5	25
MI Developments Inc. Class A	45	1,029
One Liberty Properties Inc.	5	92
Prime Group Realty Trust[1]	15	77
St. Joe Company (The)	40	1,721
Trammell Crow Co.[1]	35	469
Urstadt Biddle Properties Inc.	5	69

		10,087

REAL ESTATE INVESTMENT TRUSTS – 1.56%
Acadia Realty Trust	10	142
Affordable Residential Communities Inc.	25	383
Alexandria Real Estate Equities Inc.	20	1,202
AMB Property Corp.	85	2,987
American Financial Realty Trust	110	1,458
American Home Mortgage Investment Corp.	35	905
American Land Lease Inc.	5	95
AMLI Residential Properties Trust	20	577
Annaly Mortgage Management Inc.[2]	120	1,980
Anthracite Capital Inc.	45	494
Anworth Mortgage Asset Corp.	45	477
Apartment Investment & Management Co. Class A	85	2,717
Archstone-Smith Trust	185	5,445

76	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Arden Realty Group Inc.	65	$1,976
Ashford Hospitality Trust Inc.	25	224
Associated Estates Realty Corp.	20	174
AvalonBay Communities Inc.	75	4,365
Bedford Property Investors Inc.[2]	15	420
Boston Properties Inc.	110	5,819
Boykin Lodging Co.[1]	20	168
Brandywine Realty Trust	40	1,092
BRE Properties Inc. Class A2	50	1,733
BRT Realty Trust	5	100
Camden Property Trust	35	1,575
Capital Lease Funding Inc.[1]	123	1,224
Capstead Mortgage Corp.[2]	15	194
CarrAmerica Realty Corp.	55	1,677
Catellus Development Corp.	130	3,250
CBL & Associates Properties Inc.	30	1,653
Cedar Shopping Centers Inc.	15	186
CenterPoint Properties Trust	50	1,919
Chelsea Property Group Inc.	45	2,930
Colonial Properties Trust[2]	25	950
Commercial Net Lease Realty Inc.[2]	50	850
Cornerstone Realty Income Trust Inc.	55	482
Corporate Office Properties Trust	30	760
Correctional Properties Trust	10	259
Cousins Properties Inc.	40	1,285
Crescent Real Estate Equities Co.	95	1,492
CRIIMI MAE Inc.[1]	15	185
CRT Properties Inc.	20	432
Developers Diversified Realty Corp.	85	3,050
Duke Realty Corp.	130	3,999
Dynex Capital Inc.[1]	10	67
EastGroup Properties Inc.	20	649
Entertainment Properties Trust	20	707
Equity Inns Inc.	45	408
Equity Office Properties Trust	415	10,769
Equity One Inc.	40	722
Equity Residential	285	8,422
Essex Property Trust Inc.[2]	20	1,318
Federal Realty Investment Trust[2]	50	2,110
FelCor Lodging Trust Inc.[1,2]	50	570
First Industrial Realty Trust Inc.[2]	40	1,466
First Potomac Realty Trust	10	198
Gables Residential Trust	30	992
General Growth Properties Inc.	220	6,618
Getty Realty Corp.	20	467
Glenborough Realty Trust Inc.	30	548
Glimcher Realty Trust[2]	35	758
Government Properties Trust Inc.	20	199
Health Care Property Investors Inc.	135	3,370
Health Care REIT Inc.[2]	50	1,614
Healthcare Realty Trust Inc.	45	1,625
Heritage Property Investment Trust Inc.[2]	25	687
Highland Hospitality Corp.	30	312
Highwoods Properties Inc.[2]	55	1,276
Home Properties Inc.	30	1,128
Hospitality Properties Trust	65	2,592
Host Marriott Corp.[1]	245	3,173
HRPT Properties Trust	180	1,813
Impac Mortgage Holdings Inc.	65	1,492
Innkeepers USA Trust	35	367
iStar Financial Inc.	105	3,990
Keystone Property Trust	71	1,687
Kilroy Realty Corp.[2]	30	1,062
Kimco Realty Corp.	95	4,570
Kramont Realty Trust	25	398
LaSalle Hotel Properties	25	644
Lexington Corporate Properties Trust	50	978
Liberty Property Trust	80	3,072
LTC Properties Inc.[2]	15	257
Luminent Mortgage Capital Inc.	25	268
Macerich Co. (The)	60	2,874
Mack-Cali Realty Corp.	60	2,454
Maguire Properties Inc.	40	990
Manufactured Home Communities Inc.[2]	20	634
Meristar Hospitality Corp.[1]	60	348
MFA Mortgage Investments Inc.	75	608
Mid-America Apartment Communities Inc.	20	717
Mills Corp.	40	1,824
National Health Investors Inc.	25	686
Nationwide Health Properties Inc.	65	1,242
New Plan Excel Realty Trust Inc.[2]	100	2,375
Newcastle Investment Corp.	30	849

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Novastar Financial Inc.[2]	25	$1,003
Omega Healthcare Investors Inc.	45	439
Pan Pacific Retail Properties Inc.	40	2,024
Parkway Properties Inc.	10	439
Pennsylvania Real Estate Investment Trust	40	1,395
Plum Creek Timber Co. Inc.	190	5,962
Post Properties Inc.[2]	40	1,120
Prentiss Properties Trust	40	1,370
ProLogis	175	5,957
Public Storage Inc.	90	4,242
RAIT Investment Trust	20	485
Ramco-Gershenson Properties Trust	15	386
Rayonier Inc.	50	2,199
Realty Income Corp.	40	1,621
Reckson Associates Realty Corp.	60	1,663
Redwood Trust Inc.	20	1,135
Regency Centers Corp.	55	2,338
Rouse Co. (The)	90	4,392
Saul Centers Inc.	10	300
Senior Housing Properties Trust	50	835
Shurgard Storage Centers Inc. Class A	45	1,665
Simon Property Group Inc.	185	9,548
Sizeler Property Investors Inc.[2]	15	139
SL Green Realty Corp.	35	1,719
Sovran Self Storage Inc.	15	582
Summit Properties Inc.	35	903
Sun Communities Inc.	20	752
Sunset Financial Resources Inc.[1]	15	156
Tanger Factory Outlet Centers Inc.	15	595
Taubman Centers Inc.	50	1,155
Thornburg Mortgage Inc.[2]	80	2,218
Town & Country Trust (The)[2]	15	366
Trizec Properties Inc.[2]	95	1,525
U.S. Restaurant Properties Inc.[2]	20	304
United Dominion Realty Trust Inc.	125	2,424
Universal Health Realty Income Trust	10	284
Urstadt Biddle Properties Inc. Class A	20	271
Ventas Inc.	85	2,169
Vornado Realty Trust	105	6,099
Washington Real Estate Investment Trust	45	1,257
Weingarten Realty Investors	75	2,310
Windrose Medical Properties Trust	10	122
Winston Hotels Inc.	25	275

		228,392

RETAIL – 4.49%
Abercrombie & Fitch Co. Class A	100	3,688
Advance Auto Parts Inc.[1]	60	2,227
Aeropostale Inc.[1]	51	1,554
AnnTaylor Stores Corp.[1]	67	1,798
Asbury Automotive Group Inc.[1]	15	204
AutoNation Inc.[1]	210	3,385
AutoZone Inc.[1]	70	5,404
Barnes & Noble Inc.[1]	55	1,891
Best Buy Co. Inc.	275	13,244
Big Lots Inc.[1,2]	120	1,469
BJ’s Wholesale Club Inc.[1,2]	70	1,632
Blockbuster Inc.[2]	40	531
Bombay Co. Inc. (The)[1]	35	207
Borders Group Inc.	80	1,830
Brinker International Inc.[1]	100	3,581
Brown Shoe Co. Inc.	20	645
Buckle Inc. (The)	10	275
Burlington Coat Factory Warehouse Corp.	20	363
CarMax Inc.[1,2]	105	2,184
Cash America International Inc.	30	674
Cato Corp. Class A	20	417
CEC Entertainment Inc.[1]	40	1,454
Chico’s FAS Inc.[1,2]	90	3,768
Christopher & Banks Corp.[2]	40	655
Circuit City Stores Inc.	195	2,750
CKE Restaurants Inc.[1]	50	721
Claire’s Stores Inc.	85	1,959
Cole National Corp.[1]	15	408
Coles Myer Ltd. ADR	155	7,759
CSK Auto Corp.[1]	45	623
CVS Corp.	405	16,957
Darden Restaurants Inc.	155	3,306
Dave & Buster’s Inc.[1,2]	15	256
Delhaize Le Lion SA ADR	95	4,529
Dick’s Sporting Goods Inc.[1]	30	975
Dillard’s Inc. Class A2	70	1,595
Dollar General Corp.	315	6,080

78	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Duane Reade Inc.[1]	25	$412
Family Dollar Stores Inc.	170	4,736
Federated Department Stores Inc.	207	9,919
Foot Locker Inc.	150	3,375
GameStop Corp.[1]	20	308
Gap Inc. (The)[2]	675	15,323
Genesco Inc.[1]	20	429
Gottschalks Inc.[1]	10	54
Group 1 Automotive Inc.[1]	20	595
Grupo Elektra SA de CV ADR	20	474
Hancock Fabrics Inc.	20	231
Haverty Furniture Companies Inc.	20	372
Home Depot Inc.	2,345	79,073
IHOP Corp.	20	740
Jack in the Box Inc.[1]	40	1,276
Jo-Ann Stores Inc.[1]	20	530
Kenneth Cole Productions Inc. Class A	10	321
Kohl’s Corp.[1]	315	14,414
Krispy Kreme Doughnuts Inc.[1,2]	60	944
Landry’s Restaurants Inc.	25	756
Limited Brands Inc.	455	9,300
Linens `n Things Inc.[1]	45	1,198
Lithia Motors Inc. Class A	15	350
Longs Drug Stores Corp.[2]	30	630
Lowe’s Companies Inc.	735	35,809
Luby’s Inc.[1,2]	25	164
MarineMax Inc.[1]	10	246
MayDepartment Stores Co. (The)	300	7,959
McDonald’s Corp.	1,310	36,025
Men’s Wearhouse Inc. (The)[1,2]	35	927
Michaels Stores Inc.	70	3,782
Mitchells & Butlers PLC ADR	540	2,705
Movado Group Inc.	20	300
MSC Industrial Direct Co. Inc. Class A	40	1,252
Neiman-Marcus Group Inc. Class A2	30	1,637
Neiman-Marcus Group Inc. Class B	15	772
99 Cents Only Stores[1,2]	50	717
Nordstrom Inc.	105	4,610
Nu Skin Enterprises Inc. Class A	55	1,502
Office Depot Inc.[1]	320	5,248
Outback Steakhouse Inc.[2]	70	2,843
Payless ShoeSource Inc.[1,2]	70	906
Penney (J.C.) Co. Inc. (Holding Co.)	280	11,200
Pep Boys-Manny, Moe & Jack Inc.[2]	55	1,139
Pier 1 Imports Inc.	90	1,614
RadioShack Corp.	170	4,752
Regis Corp.	45	1,852
Retail Ventures Inc.[1]	35	281
Rex Stores Corp.[1]	10	130
Rite Aid Corp.[1]	460	2,259
Ruby Tuesday Inc.	70	2,022
Saks Inc.[2]	125	1,631
Sears, Roebuck and Co.	277	10,160
7-Eleven Inc.[1]	30	515
ShopKo Stores Inc.[1,2]	30	467
Smart & Final Inc.[1]	10	150
Sonic Automotive Inc.	30	671
Sports Authority Inc. (The)[1]	20	510
Steak n Shake Co. (The)[1]	25	428
Syms Corp.[1]	10	104
Systemax Inc.[1]	10	63
Talbots Inc. (The)	25	770
Target Corp.	850	37,060
Tiffany & Co.	150	5,363
TJX Companies Inc.	520	12,204
Too Inc.[1]	35	524
Toys R Us Inc.[1]	220	3,621
Triarc Companies Inc.	15	147
Triarc Companies Inc. Class B2	30	293
United Auto Group Inc.	20	549
Walgreen Co.	1,055	38,402
Wal-Mart Stores Inc.	2,753	145,937
Wendy’s International Inc.	110	3,935
Whitehall Jewellers Inc.[1]	15	113
Williams-Sonoma Inc.[1]	100	3,249
World Fuel Services Corp.	10	380
Worldwide Restaurant Concepts Inc.[1]	25	79
Yum! Brands Inc.	305	11,709
Zale Corp.[1]	50	1,357

		659,802

SAVINGS & LOANS – 0.52%
Astoria Financial Corp.	75	2,562

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
BankAtlantic Bancorp Inc. Class A	50	$912
Commercial Federal Corp.	45	1,185
Downey Financial Corp.	20	1,075
FirstFed Financial Corp.[1]	15	680
Flagstar Bancorp Inc.	30	590
Golden West Financial Corp.	135	14,433
GreenPoint Financial Corp.	115	4,672
New York Community Bancorp Inc.[2]	255	4,906
Ocwen Financial Corp.[1]	40	354
PFF Bancorp Inc.	15	551
Provident Financial Services Inc.	65	1,147
Sovereign Bancorp Inc.[2]	300	6,531
Washington Mutual Inc.	910	35,308
Webster Financial Corp.	50	2,346

		77,252

SEMICONDUCTORS – 1.00%
Advanced Micro Devices Inc.[1,2]	428	5,346
Advanced Semiconductor Engineering Inc. ADR[1]	555	1,843
Agere Systems Inc. Class B1	935	1,057
Analog Devices Inc.	385	15,285
Cypress Semiconductor Corp.[1]	125	1,418
Emulex Corp.[1]	85	917
Fairchild Semiconductor International Inc. Class A1	105	1,542
Infineon Technologies AG ADR[1]	605	6,631
International Rectifier Corp.[1]	70	2,744
LSI Logic Corp.[1]	390	1,985
MEMC Electronic Materials Inc.[1]	85	773
Micron Technology Inc.[1]	630	8,524
Mykrolis Corp.[1]	40	400
National Semiconductor Corp.[1]	370	6,346
Semiconductor Manufacturing International Corp. ADR[1]	305	3,306
STMicroelectronics NV NYS[2]	615	11,476
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,576	25,461
Teradyne Inc.[1]	200	3,420
Texas Instruments Inc.	1,785	38,074
Three-Five Systems Inc.[1]	20	70
United Microelectronics Corp. ADR[1]	2,700	9,990
Zarlink Semiconductor Inc. (Canada)[1]	130	455

		147,063

SOFTWARE – 0.99%
Automatic Data Processing Inc.	610	25,608
BMC Software Inc.[1]	230	3,606
Certegy Inc.[2]	65	2,464
Computer Associates International Inc.	480	12,115
Dun & Bradstreet Corp.[1]	75	4,211
eFunds Corp.[1]	50	818
Fair Isaac Corp.	75	2,144
First Data Corp.	915	40,818
Global Payments Inc.	30	1,370
IMS Health Inc.	245	5,939
Keane Inc.[1,2]	60	886
Konami Corp. ADR	90	1,981
Midway Games Inc.[1,2]	30	343
MSC.Software Corp.[1,2]	30	221
NDCHealth Corp.[2]	35	735
SAP AG ADR	850	34,009
Satyam Computer Services Ltd. ADR	165	3,242
Schawk Inc.	5	72
Sybase Inc.[1]	100	1,457
SYNNEX Corp.[1]	25	376
Total System Services Inc.	40	910
Wipro Ltd. ADR[2]	120	1,861

		145,186

TELECOMMUNICATIONS – 7.81%
Alcatel SA ADR[1,2]	1,185	15,334
Alltel Corp.	320	16,640
Amdocs Ltd.[1]	221	4,796
America Movil SA de CV ADR Series L	380	13,577
American Tower Corp. Class A1	220	3,181
Anixter International Inc.	35	1,172
APT Satellite Holdings Ltd. ADR[1]	20	32
Asia Satellite Telecommunications Holdings Ltd. ADR	10	177
AT&T Corp.	815	12,307
AT&T Wireless Services Inc.[1]	2,315	33,429
Avaya Inc.[1]	455	6,666
BCE Inc. (Canada)	955	20,026

80	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
BellSouth Corp.	1,890	$51,200
British Telecom PLC ADR[2]	890	30,830
Cable & Wireless PLC ADR	820	4,781
CenturyTel Inc.	140	4,339
Chilesat Corp. SA ADR[1,3]	5	12
China Eastern Airlines Corp. Ltd. ADR[1]	15	309
China Mobile Hong Kong Ltd. ADR	850	12,342
China Telecom Corp. Ltd. ADR	85	2,831
China Unicom Ltd. ADR	290	2,166
Cincinnati Bell Inc.[1]	250	1,010
Citizens Communications Co.[1]	295	4,248
CommScope Inc.[1,2]	50	1,030
Companhia Anonima Nacional Telefonos de Venezuela ADR	55	1,098
Compania de Telecomunicaciones de Chile SA ADR[2]	130	1,482
Corning Inc.[1]	1,390	17,180
Crown Castle International Corp.[1,2]	225	3,177
Deutsche Telekom AG ADR[1,2]	2,480	41,342
Enterasys Networks Inc.[1]	200	336
Equant NV (France)[1]	135	641
France Telecom SA ADR	1,125	27,821
Harris Corp.	70	3,324
Hellenic Telecommunications Organization SA (Greece)[2]	580	3,666
Hypercom Corp.[1]	35	238
IDT Corp.[1]	20	310
IDT Corp. Class B1	45	709
Infonet Services Corp. Class B1	70	110
KT Corp. ADR[2]	290	5,159
Lucent Technologies Inc.[1,2]	4,395	13,405
Mahanagar Telephone Nigam Ltd. ADR	110	751
MasTec Inc.[1]	30	187
Matav Rt ADR	90	1,858
mmO2 PLC ADR[1]	895	14,517
Mobile Telesystems ADR	25	2,926
Motorola Inc.	2,400	38,232
Network Equipment Technologies Inc.[1]	25	178
New Skies Satellites NV ADR	105	810
Nippon Telegraph & Telephone Corp. ADR	1,085	26,713
Nokia OYJ ADR	4,940	57,403
Nortel Networks Corp. (Canada)[1]	4,290	15,701
NTT DoCoMo Inc. ADR	1,985	34,162
PCCW Ltd. ADR[1]	395	2,706
Philippine Long Distance Telephone Co. ADR[1]	130	2,913
Plantronics Inc.[1]	45	1,741
Portugal Telecom SGPS ADR	1,170	11,981
Price Communications Corp.[1]	42	626
PT Indonesian Satellite Corp. Tbk ADR	45	1,031
PT Telekomunikasi Indonesia ADR[1]	210	3,572
Qwest Communications International Inc.[1,2]	1,490	5,796
Rogers Wireless Communications Inc. (Canada)[1]	15	440
Rostelecom ADR	60	687
Royal KPN NV ADR	2,070	15,359
SBC Communications Inc.	3,415	86,536
Scientific-Atlanta Inc.	155	4,766
SK Telecom Co. Ltd. ADR[2]	555	9,801
SpectraSite Inc.[1]	73	3,139
Spirent PLC ADR[1]	185	753
Sprint Corp. (FON Group)	1,340	25,031
Swisscom AG ADR	255	8,323
TDC A/S ADR	260	4,277
Telecom Argentina SA ADR[1]	80	757
Telecom Corp. of New Zealand Ltd. ADR[2]	250	7,783
Telecom Italia SpA ADR	880	26,268
Telefonica de Argentina SA ADR[1]	5	36
Telefonica Moviles SA ADR	340	3,458
Telefonica SA ADR	1,610	70,309
Telefonos de Mexico ADR	345	10,654
Telekom Austria AG ADR	135	4,235
Telkom SA Ltd. ADR	45	2,318
Telstra Corp. Ltd. ADR	455	7,912
TELUS Corp. (Canada)	165	2,869
Triton PCS Holdings Inc. Class A1	30	90
Turkcell Iletisim Hizmetleri AS ADR	55	1,640
Verizon Communications Inc.	2,833	109,184
Videsh Sanchar Nigam Ltd. ADR	40	315

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares	Value
Vimpel-Communications ADR[1]	30	$2,624
Vodafone Group PLC ADR	7,030	152,762

		1,148,563

TEXTILES – 0.03%
Angelica Corp.	10	241
Culp Inc.[1]	10	78
Mohawk Industries Inc.[1]	55	4,045
UniFirst Corp.	10	297

		4,661

TOYS, GAMES & HOBBIES – 0.09%
Action Performance Companies Inc.[2]	15	162
Boyds Collection Ltd. (The)[1,2]	25	68
Department 56 Inc.[1]	15	231
Hasbro Inc.	160	2,907
LeapFrog Enterprises Inc.[1,2]	30	594
Marvel Enterprises Inc.[1]	70	914
Mattel Inc.	445	7,796

		12,672

TRANSPORTATION – 1.10%
Airnet Systems Inc.[1]	10	42
Burlington Northern Santa Fe Corp.	385	13,660
Canadian National Railway Co. (Canada)	295	13,284
Canadian Pacific Railway Ltd. (Canada)	165	4,203
CHC Helicopter Corp. Class A (Canada)	15	506
CNF Inc.	50	2,063
CP Ships Ltd. (Canada)	90	1,499
CSX Corp.	220	6,886
FedEx Corp.	285	23,336
Florida East Coast Industries Inc.	15	558
Frontline Ltd.	45	1,726
General Maritime Corp.[1,2]	67	1,987
Genesee & Wyoming Inc. Class A1	20	464
Grupo TMM SA ADR[1]	30	61
Guangshen Railway Co. Ltd. ADR	30	432
International Shipholding Corp.[1]	5	75
Kansas City Southern Industries Inc.[1,2]	65	950
Kirby Corp.[1]	20	772
Laidlaw International Inc.[1]	105	1,475
Maritrans Inc.	10	156
Norfolk Southern Corp.	405	10,809
Offshore Logistics Inc.[1]	20	579
OMI Corp.	156	2,270
Overseas Shipholding Group Inc.	25	1,123
RailAmerica Inc.[1]	30	338
Ryder System Inc.	65	2,789
Sea Containers Ltd. Class A	20	337
Ship Finance International Ltd.	11	187
SIRVA Inc.[1]	75	1,754
Stelmar Shipping Ltd.	15	502
Teekay Shipping Corp.	81	3,222
Todd Shipyards Corp.	5	82
TPG NV ADR	325	7,215
Tsakos Energy Navigation Ltd. (Greece)	20	675
Union Pacific Corp.	265	14,930
United Parcel Service Inc. Class B	565	40,657

		161,604

TRUCKING & LEASING – 0.01%
GATX Corp.	40	1,019
Greenbrier Companies Inc. (The)	5	115

		1,134

WATER – 0.23%
American States Water Co.	15	346
Aqua America Inc.	95	1,848
California Water Service Group[2]	15	409
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	35	406
Suez SA ADR	960	19,027
United Utilities PLC ADR	285	5,421
Veolia Environnement ADR	265	7,121

		34,578

TOTAL COMMON STOCKS (Cost: $14,858,998)		14,690,611

PREFERRED STOCKS – 0.00%

REAL ESTATE INVESTMENT TRUSTS – 0.00%
Public Storage Inc. Class A	10	269

		269

TOTAL PREFERRED STOCKS (Cost: $290)		269

82	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 9.65%

MONEY MARKET FUNDS – 2.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	219,646	$219,646
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	119,693	119,693
BlackRock Temp Cash Money Market Fund[5]	5,493	5,493
Short-Term Investment Co. - Prime Money Market Portfolio[5]	9,362	9,362

		354,194

FLOATING RATE NOTES – 2.34%
Beta Finance Inc.
1.30%, 05/04/05[5,6]	$6,529	6,528
1.31%, 10/12/04[5,6]	5,441	5,440
1.34%, 09/15/04[5,6]	10,881	10,881
1.42%, 03/15/05[5,6]	5,441	5,443
1.48%, 08/23/04[5,6]	5,441	5,441
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[5]	8,161	8,161
1.38%, 11/22/04[5]	2,720	2,720
1.40%, 10/29/04[5]	10,881	10,881
CC USA Inc.
1.30%, 05/04/05[5,6]	10,881	10,880
1.61%, 07/29/05[5,6]	10,881	10,878
Depfa Bank PLC
1.27%, 06/15/05[5]	10,881	10,881
Dorada Finance Inc.
1.61%, 07/29/05[5,6]	9,031	9,029
Five Finance Inc.
1.42%, 04/29/05[5,6]	8,705	8,704
HBOS Treasury Services PLC
1.24%, 04/01/05[5]	6,964	6,963
1.58%, 04/22/05[5]	10,881	10,881
K2 USA LLC
1.34%, 08/16/04[5,6]	2,720	2,720
1.41%, 09/27/04[5,6]	11,752	11,751
1.49%, 06/10/05[5,6]	10,881	10,880
1.61%, 07/25/05[5,6]	5,441	5,440
Security	Principal	Value
Links Finance LLC
1.33%, 04/15/05[5]	$10,881	$10,880
1.68%, 04/25/05[5]	10,881	10,886
Nationwide Building Society
1.59%, 07/28/05[5,6]	10,881	10,881
1.63%, 12/09/04[5]	9,031	8,979
Northern Rock PLC
1.56%, 01/13/05[5,6]	10,337	10,338
Permanent Financing PLC
1.31%, 03/10/05[5]	10,881	10,881
1.32%, 12/10/04[5]	5,441	5,441
1.34%, 06/10/05[5]	4,897	4,897
Sigma Finance Inc.
1.35%, 11/15/04[5]	10,881	10,881
1.52%, 10/07/04[5]	10,881	10,881
Tango Finance Corp.
1.20%, 05/17/05[5,6]	9,031	9,032
1.23%, 02/25/05[5,6]	6,093	6,093
1.32%, 04/07/05[5,6]	3,993	3,993
1.34%, 01/18/05[5,6]	4,788	4,787
1.42%, 07/25/05[5,6]	10,881	10,880
WhistleJacket Capital LLC
1.26%, 10/20/04[5,6]	2,695	2,688
1.34%, 09/15/04[5,6]	5,436	5,436
1.38%, 07/15/05[5,6]	8,161	8,159
1.48%, 06/15/05[5,6]	5,441	5,439
White Pine Finance LLC
1.21%, 05/20/05[5,6]	4,897	4,896
1.33%, 04/15/05[5,6]	8,161	8,160
1.33%, 07/05/05[5,6]	5,441	5,439
1.34%, 11/15/04[5,6]	6,529	6,529
1.35%, 06/15/05[5,6]	4,461	4,461
1.40%, 08/26/04[5,6]	5,441	5,441
1.55%, 07/11/05[5,6]	2,720	2,721

		343,601

COMMERCIAL PAPER – 1.77%
Alpine Securitization Corp.
1.31%, 08/12/04[5]	5,441	5,439

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Principal	Value
Amsterdam Funding Corp.
1.30%, 08/13/04[5]	$8,161	$8,158
1.33%, 08/16/04[5]	10,881	10,876
1.35%, 08/20/04[5]	3,264	3,262
1.37%, 08/24/04[5]	3,808	3,805
Barton Capital Corp.
1.29%, 08/10/04[5]	5,441	5,439
1.30%, 08/13/04[5]	4,472	4,471
1.35%, 08/18/04[5]	2,720	2,719
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04[5]	5,441	5,440
Corporate Asset Funding
1.42%, 09/03/04[5]	3,264	3,260
CRC Funding LLC
1.42%, 09/03/04[5]	5,441	5,434
Edison Asset Securitization
1.07%, 09/21/04[5]	5,441	5,432
1.45%, 11/09/04[5]	10,881	10,838
1.59%, 12/02/04[5]	10,881	10,823
Falcon Asset Securitization Corp.
1.29%, 08/09/04[5]	10,337	10,335
1.30%, 08/03/04[5]	5,441	5,440
1.34%, 08/19/04[5]	5,441	5,437
1.37%, 08/24/04[5]	4,352	4,349
Ford Credit Auto Receivables
1.85%, 01/14/05[5]	5,441	5,394
GIRO Funding US Corp.
1.55%, 10/15/04[5]	7,135	7,113
Grampian Funding LLC
1.26%, 10/22/04[5]	10,881	10,850
1.44%, 10/27/04[5]	10,881	10,844
1.59%, 11/30/04[5]	5,441	5,412
Jupiter Securitization Corp.
1.30%, 08/12/04[5]	5,441	5,439
1.37%, 08/20/04[5]	7,280	7,275
Park Avenue Receivables Corp.
1.35%, 08/19/04[5]	5,441	5,437
Preferred Receivables Funding Corp.
1.29%, 08/05/04[5]	5,026	5,025
1.36%, 08/23/04[5]	5,441	5,436
Receivables Capital Corp.
1.30%, 08/12/04[5]	3,808	3,807
1.34%, 08/16/04[5]	651	650
1.35%, 08/18/04[5]	4,897	4,894
1.35%, 08/19/04[5]	1,850	1,849
Scaldis Capital LLC
1.34%, 08/16/04[5]	10,881	10,875
1.37%, 08/20/04[5]	1,632	1,631
1.40%, 08/25/04[5]	13,601	13,589
Sydney Capital Corp.
1.25%, 10/22/04[5]	3,621	3,611
1.31%, 08/12/04[5]	4,352	4,351
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04[5]	5,742	5,740
1.34%, 08/16/04[5]	3,047	3,045
1.36%, 08/20/04[5]	8,161	8,155
1.37%, 08/19/04[5]	3,039	3,037
1.37%, 08/20/04[5]	1,415	1,414
Windmill Funding Corp.
1.29%, 08/06/04[5]	13,601	13,600

		259,430

TIME DEPOSITS – 1.54%
Abbey National Treasury Services PLC
1.25%, 01/06/05[5]	10,881	10,881
1.33%, 02/10/05[5]	5,441	5,440
1.39%, 02/02/05[5]	5,441	5,440
1.39%, 04/08/05[5]	7,617	7,616
1.40%, 10/25/04[5]	10,881	10,881
Bank of New York
1.39%, 11/01/04[5]	10,881	10,881
1.60%, 12/03/04[5]	2,720	2,720
Bank of Nova Scotia
1.13%, 10/06/04[5]	10,881	10,881
1.24%, 10/07/04[5]	8,161	8,161
1.42%, 10/29/04[5]	8,161	8,161
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[5]	10,881	10,881
1.35%, 06/10/05[5]	5,441	5,442
1.36%, 06/23/05[5]	10,881	10,878

84	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

Security	Principal	Value
Norddeutsche Landesbank
1.59%, 07/27/05[5]	$10,881	$10,877
Nordea Bank PLC
2.11%, 06/07/05[5]	10,881	10,879
Prudential Funding LLC
1.60%, 12/01/04[5]	5,441	5,411
Toronto-Dominion Bank
1.22%, 03/23/05[5]	19,042	19,040
1.34%, 02/10/05[5]	4,352	4,352
1.41%, 11/01/04[5]	8,161	8,161
1.77%, 05/10/05[5]	5,441	5,440
1.90%, 05/11/05[5]	5,441	5,440
UBS Finance (Delaware)
1.10%, 09/08/04[5]	10,881	10,869
1.11%, 12/17/04[5]	16,322	16,253
1.13%, 08/09/04[5]	10,881	10,879
1.14%, 09/29/04[5]	10,881	10,861

		226,725

REPURCHASE AGREEMENTS – 0.93%
Banc of America Securities LLC
1.34%, 08/02/04[5,7]	28,291	28,291
Bank of America, N.A.
1.37%, 08/02/04[5,7]	54,406	54,406
Goldman Sachs & Co.
1.37%, 08/02/04[5,7]	54,406	54,406

		137,103

U.S. GOVERNMENT AGENCY NOTES – 0.39%
Federal Home Loan Mortgage Corp.
1.28%, 08/19/04[5]	4,352	4,350
1.63%, 04/15/05[5]	7,617	7,634
1.80%, 01/18/05[5]	5,060	5,017
1.80%, 01/19/05[5]	5,441	5,394
2.06%, 05/31/05[5]	5,425	5,331
Federal National Mortgage Association
1.28%, 08/20/04[5]	14,146	14,136
2.33%, 07/22/05[5]	16,322	15,949

		57,811

MEDIUM-TERM NOTES – 0.27%
CC USA Inc.
1.29%, 04/15/05[5,6]	10,881	10,880
1.51%, 02/15/05[5,6]	7,073	7,079
Dorada Finance Inc.
1.24%, 08/09/04[5,6]	2,720	2,720
1.48%, 01/18/05[5,6]	8,161	8,161
K2 USA LLC
1.46%, 01/12/05[5,6]	5,441	5,440
Sigma Finance Inc.
1.24%, 08/06/04[5]	2,720	2,720
WhistleJacket Capital LLC
1.32%, 02/04/05[5,6]	2,720	2,720

		39,720

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,418,584)		1,418,584

TOTAL INVESTMENTS IN SECURITIES – 109.55% (Cost: $16,277,872)		16,109,464

Other Assets, Less Liabilities – (9.55%)		(1,404,243)

NET ASSETS – 100.00%		$14,705,221

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NVS - Non-Voting Shares

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[6]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2004

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	24.71%	$3,633,344
Consumer Non-Cyclical	20.40	3,000,132
Communications	11.15	1,639,657
Energy	11.08	1,630,038
Industrial	10.26	1,508,302
Consumer Cyclical	9.47	1,392,403
Technology	4.71	692,602
Basic Materials	4.32	635,770
Utilities	3.72	546,570
Diversified	0.08	12,062
Short-Term and Other Net Assets	0.10	14,341

TOTAL	100.00%	$14,705,221

See notes to financial statements.

86	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NYSE 100 INDEX FUND

July 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.89%

AEROSPACE & DEFENSE – 1.83%
Boeing Co. (The)	4,297	$218,073
Lockheed Martin Corp.	2,048	108,523
United Technologies Corp.	2,943	275,170

		601,766

AGRICULTURE – 1.70%
Altria Group Inc.	11,760	559,776

		559,776

AUTO MANUFACTURERS – 0.80%
Ford Motor Co.	10,056	148,024
General Motors Corp.[2]	2,641	113,933

		261,957

BANKS – 7.74%
Bank of America Corp.	11,687	993,512
Bank of New York Co. Inc. (The)	4,472	128,481
National City Corp.	3,451	125,961
SunTrust Banks Inc.	1,540	101,563
U.S. Bancorp	10,846	306,942
Wachovia Corp.	7,525	333,433
Wells Fargo & Co.	9,677	555,557

		2,545,449

BEVERAGES – 3.93%
Anheuser-Busch Companies Inc.	4,591	238,273
Coca-Cola Co. (The)	12,843	563,294
PepsiCo Inc.	9,790	489,500

		1,291,067

BIOTECHNOLOGY – 0.37%
Genentech Inc.[1]	2,527	123,014

		123,014

CHEMICALS – 1.40%
Dow Chemical Co. (The)	5,357	213,691
Du Pont (E.I.) de Nemours and Co.	5,726	245,474

		459,165

COMMERCIAL SERVICES – 0.41%
Cendant Corp.	5,853	133,917

		133,917

COMPUTERS – 3.98%
EMC Corp.[1]	13,798	151,364
Hewlett-Packard Co.	15,700	316,355
International Business Machines Corp.	9,662	841,270

		1,308,989

COSMETICS & PERSONAL CARE – 3.99%
Colgate-Palmolive Co.	2,841	151,141
Gillette Co. (The)	5,205	202,891
Kimberly-Clark Corp.	2,875	184,201
Procter & Gamble Co.	14,819	772,811

		1,311,044

DIVERSIFIED FINANCIAL SERVICES – 11.88%
American Express Co.	6,482	325,720
Citigroup Inc.	29,642	1,306,916
Federal Home Loan Mortgage Corp.	3,952	254,153
Federal National Mortgage Association	5,005	355,155
Goldman Sachs Group Inc. (The)	2,366	208,658
JP Morgan Chase & Co.	20,430	762,652
MBNA Corp.	6,455	159,374
Merrill Lynch & Co. Inc.	5,056	251,384
Morgan Stanley	5,753	283,795

		3,907,807

ELECTRIC – 1.08%
Dominion Resources Inc.	1,860	118,036
Duke Energy Corp.[2]	5,208	111,972
Southern Co. (The)	4,235	124,001

		354,009

ELECTRICAL COMPONENTS & EQUIPMENT – 0.44%
Emerson Electric Co.	2,410	146,287

		146,287

FOOD – 0.38%
Sysco Corp.	3,669	126,397

		126,397

FOREST PRODUCTS & PAPER – 0.36%
International Paper Co.	2,771	119,790

		119,790

HEALTH CARE-PRODUCTS – 4.31%
Boston Scientific Corp.[1]	3,416	130,696
Johnson & Johnson	17,018	940,585
Medtronic Inc.	6,944	344,908

		1,416,189

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2004

Security	Shares	Value
HEALTH CARE-SERVICES – 1.02%
HCA Inc.[2]	2,480	$95,852
UnitedHealth Group Inc.	3,800	239,020

		334,872

INSURANCE – 4.84%
Allstate Corp. (The)	4,029	189,685
American International Group Inc.	13,134	927,917
Marsh & McLennan Cos. Inc.	2,844	126,217
MetLife Inc.	1,837	65,526
Prudential Financial Inc.	3,019	140,565
St. Paul Travelers Companies Inc.	3,835	142,163

		1,592,073

LEISURE TIME – 0.31%
Carnival Corp.	2,194	102,262

		102,262

MACHINERY – 0.44%
Caterpillar Inc.	1,954	143,599

		143,599

MANUFACTURING – 9.08%
General Electric Co.	59,733	1,986,122
Honeywell International Inc.	4,508	169,546
Illinois Tool Works Inc.	1,520	137,590
3M Co.	4,108	338,335
Tyco International Ltd.[2]	11,488	356,128

		2,987,721

MEDIA – 4.37%
Clear Channel Communications Inc.	3,212	114,668
Cox Communications Inc. Class A1,2	1,155	31,855
DIRECTV Group Inc. (The)[1]	3,667	59,442
Gannett Co. Inc.	1,556	129,366
Liberty Media Corp. Class A	14,779	125,326
Time Warner Inc.[1]	25,132	418,448
Viacom Inc. Class B	8,564	287,665
Walt Disney Co. (The)	11,760	271,538

		1,438,308

MINING – 0.48%
Alcoa Inc.	4,958	158,805

		158,805

OIL & GAS – 7.92%
ChevronTexaco Corp.	6,136	586,908
ConocoPhillips	3,578	281,839
Exxon Mobil Corp.	37,483	1,735,463

		2,604,210

OIL & GAS SERVICES – 0.66%
Schlumberger Ltd.	3,372	216,887

		216,887

PHARMACEUTICALS – 10.68%
Abbott Laboratories	8,934	351,553
Bristol-Myers Squibb Co.	11,132	254,923
Cardinal Health Inc.	2,451	109,069
Forest Laboratories Inc.[1]	695	34,952
Lilly (Eli) & Co.	5,528	352,244
Merck & Co. Inc.	12,742	577,850
Pfizer Inc.	43,736	1,397,803
Schering-Plough Corp.	8,409	163,639
Wyeth	7,635	270,279

		3,512,312

RETAIL – 6.25%
Home Depot Inc.	12,839	432,931
Lowe’s Companies Inc.	4,053	197,462
McDonald’s Corp.	7,222	198,605
Target Corp.	4,745	206,882
Walgreen Co.	5,863	213,413
Wal-Mart Stores Inc.	15,185	804,957

		2,054,250

SAVINGS & LOANS – 0.58%
Washington Mutual Inc.	4,934	191,439

		191,439

SEMICONDUCTORS – 0.64%
Texas Instruments Inc.	9,908	211,338

		211,338

SOFTWARE – 1.11%
Automatic Data Processing Inc.	3,366	141,305
First Data Corp.	5,010	223,496

		364,801

TELECOMMUNICATIONS – 5.79%
AT&T Wireless Services Inc.[1]	12,896	186,218
BellSouth Corp.	10,502	284,499
Motorola Inc.	13,418	213,749
SBC Communications Inc.	18,964	480,548

88	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2004

Security	Shares or Principal	Value
Sprint Corp. (FON Group)	6,787	$126,781
Verizon Communications Inc.	15,885	612,208

		1,904,003

TRANSPORTATION – 1.12%
FedEx Corp.	1,595	130,599
United Parcel Service Inc. Class B	3,307	237,972

		368,571

TOTAL COMMON STOCKS (Cost: $33,217,978)		32,852,074

SHORT-TERM INVESTMENTS – 2.09%

MONEY MARKET FUNDS – 0.60%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	133,335	133,335
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	55,266	55,266
BlackRock Temp Cash Money Market Fund[3]	2,536	2,536
Short-Term Investment Co.- PrimeMoney Market Portfolio[3]	4,323	4,323

		195,460

FLOATING RATE NOTES – 0.48%
Beta Finance Inc.
1.30%, 05/04/05[3,5]	$3,015	3,014
1.31%, 10/12/04[3,5]	2,512	2,512
1.34%, 09/15/04[3,5]	5,024	5,024
1.42%, 03/15/05[3,5]	2,512	2,513
1.48%, 08/23/04[3,5]	2,512	2,512
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	3,768	3,768
1.38%, 11/22/04[3]	1,256	1,256
1.40%, 10/29/04[3]	5,024	5,024
CC USA Inc.
1.30%, 05/04/05[3,5]	5,024	5,023
1.61%, 07/29/05[3,5]	5,024	5,023
Security	Principal	Value
Depfa Bank PLC
1.27%, 06/15/05[3]	$5,024	$5,025
Dorada Finance Inc.
1.61%, 07/29/05[3,5]	4,170	4,169
Five Finance Inc.
1.42%, 04/29/05[3,5]	4,019	4,019
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	3,215	3,215
1.58%, 04/22/05[3]	5,024	5,025
K2 USA LLC
1.34%, 08/16/04[3,5]	1,256	1,256
1.41%, 09/27/04[3,5]	5,426	5,426
1.49%, 06/10/05[3,5]	5,024	5,024
1.61%, 07/25/05[3,5]	2,512	2,512
Links Finance LLC
1.33%, 04/15/05[3]	5,024	5,024
1.68%, 04/25/05[3]	5,024	5,027
Nationwide Building Society
1.59%, 07/28/05[3,5]	5,024	5,025
1.63%, 12/09/04[3]	4,170	4,146
Northern Rock PLC
1.56%, 01/13/05[3,5]	4,773	4,773
Permanent Financing PLC
1.31%, 03/10/05[3]	5,024	5,025
1.32%, 12/10/04[3]	2,512	2,513
1.34%, 06/10/05[3]	2,261	2,261
Sigma Finance Inc.
1.35%, 11/15/04[3]	5,024	5,024
1.52%, 10/07/04[3]	5,024	5,024
Tango Finance Corp.
1.20%, 05/17/05[3,5]	4,170	4,170
1.23%, 02/25/05[3,5]	2,814	2,813
1.32%, 04/07/05[3,5]	1,844	1,844
1.34%, 01/18/05[3,5]	2,211	2,211
1.42%, 07/25/05[3,5]	5,024	5,024
WhistleJacket Capital LLC
1.26%, 10/20/04[3,5]	1,244	1,241
1.34%, 09/15/04[3,5]	2,512	2,512
1.38%, 07/15/05[3,5]	3,768	3,767
1.48%, 06/15/05[3,5]	2,512	2,512

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2004

Security	Principal	Value
White Pine Finance LLC
1.21%, 05/20/05[3,5]	$2,261	$2,261
1.33%, 04/15/05[3,5]	3,768	3,768
1.33%, 07/05/05[3,5]	2,512	2,512
1.34%, 11/15/04[3,5]	3,015	3,015
1.35%, 06/15/05[3,5]	2,060	2,060
1.40%, 08/26/04[3,5]	2,512	2,512
1.55%, 07/11/05[3,5]	1,256	1,256

		158,660

COMMERCIAL PAPER – 0.36%
Alpine Securitization Corp.
1.31%, 08/12/04[3]	2,512	2,511
Amsterdam Funding Corp.
1.30%, 08/13/04[3]	3,768	3,767
1.33%, 08/16/04[3]	5,024	5,022
1.35%, 08/20/04[3]	1,507	1,506
1.37%, 08/24/04[3]	1,758	1,757
Barton Capital Corp.
1.29%, 08/10/04[3]	2,512	2,511
1.30%, 08/13/04[3]	2,065	2,064
1.35%, 08/18/04[3]	1,256	1,255
Blue Ridge Asset Funding Corp.
1.29%, 08/06/04[3]	2,512	2,512
Corporate Asset Funding
1.42%, 09/03/04[3]	1,507	1,506
CRC Funding LLC
1.42%, 09/03/04[3]	2,512	2,509
Edison Asset Securitization
1.07%, 09/21/04[3]	2,512	2,508
1.45%, 11/09/04[3]	5,024	5,004
1.59%, 12/02/04[3]	5,024	4,997
Falcon Asset Securitization Corp.
1.29%, 08/09/04[3]	4,773	4,772
1.30%, 08/03/04[3]	2,512	2,512
1.34%, 08/19/04[3]	2,512	2,511
1.37%, 08/24/04[3]	2,010	2,008
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	2,512	2,491
GIRO Funding US Corp.
1.55%, 10/15/04[3]	3,295	3,284
Grampian Funding LLC
1.26%, 10/22/04[3]	5,024	5,010
1.44%, 10/27/04[3]	5,024	5,007
1.59%, 11/30/04[3]	2,512	2,499
Jupiter Securitization Corp.
1.30%, 08/12/04[3]	2,512	2,511
1.37%, 08/20/04[3]	3,361	3,359
Park Avenue Receivables Corp.
1.35%, 08/19/04[3]	2,512	2,511
Preferred Receivables Funding Corp.
1.29%, 08/05/04[3]	2,321	2,320
1.36%, 08/23/04[3]	2,512	2,510
Receivables Capital Corp.
1.30%, 08/12/04[3]	1,758	1,758
1.34%, 08/16/04[3]	300	300
1.35%, 08/18/04[3]	2,261	2,260
1.35%, 08/19/04[3]	854	854
Scaldis Capital LLC
1.34%, 08/16/04[3]	5,024	5,022
1.37%, 08/20/04[3]	754	753
1.40%, 08/25/04[3]	6,280	6,275
Sydney Capital Corp.
1.25%, 10/22/04[3]	1,672	1,667
1.31%, 08/12/04[3]	2,010	2,009
Thames Asset Global Securitization No. 1 Inc.
1.30%, 08/12/04[3]	2,651	2,651
1.34%, 08/16/04[3]	1,407	1,406
1.36%, 08/20/04[3]	3,768	3,766
1.37%, 08/19/04[3]	1,403	1,403
1.37%, 08/20/04[3]	653	653
Windmill Funding Corp.
1.29%, 08/06/04[3]	6,280	6,279

		119,790

TIME DEPOSITS – 0.32%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	5,024	5,025
1.33%, 02/10/05[3]	2,512	2,512
1.39%, 02/02/05[3]	2,512	2,512
1.39%, 04/08/05[3]	3,517	3,517
1.40%, 10/25/04[3]	5,024	5,024

90	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2004

Security	Principal	Value
Bank of New York
1.39%, 11/01/04[3]	$5,024	$5,024
1.60%, 12/03/04[3]	1,256	1,256
Bank of Nova Scotia
1.13%, 10/06/04[3]	5,024	5,025
1.24%, 10/07/04[3]	3,768	3,768
1.42%, 10/29/04[3]	3,768	3,768
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	5,024	5,024
1.35%, 06/10/05[3]	2,512	2,513
1.36%, 06/23/05[3]	5,024	5,023
Norddeutsche Landesbank
1.59%, 07/27/05[3]	5,024	5,022
Nordea Bank PLC
2.11%, 06/07/05[3]	5,024	5,023
Prudential Funding LLC
1.60%, 12/01/04[3]	2,512	2,499
Toronto-Dominion Bank
1.22%, 03/23/05[3]	8,792	8,791
1.34%, 02/10/05[3]	2,010	2,010
1.41%, 11/01/04[3]	3,768	3,768
1.77%, 05/10/05[3]	2,512	2,512
1.90%, 05/11/05[3]	2,512	2,512
UBS Finance (Delaware)
1.10%, 09/08/04[3]	5,024	5,019
1.11%, 12/17/04[3]	7,536	7,504
1.13%, 08/09/04[3]	5,024	5,024
1.14%, 09/29/04[3]	5,024	5,015

		104,690

REPURCHASE AGREEMENTS – 0.19%
Banc of America Securities LLC
1.34%, 08/02/04[3,6]	13,063	13,063
Bank of America, N.A.
1.37%, 08/02/04[3,6]	25,121	25,121
Goldman Sachs & Co.
1.37%, 08/02/04[3,6]	25,121	25,121

		63,305

U.S. GOVERNMENT AGENCY NOTES – 0.08%
Federal Home Loan Mortgage Corp.
1.28%, 08/19/04[3]	2,010	2,008
1.63%, 04/15/05[3]	3,517	3,525
1.80%, 01/18/05[3]	2,336	2,317
1.80%, 01/19/05[3]	2,512	2,491
2.06%, 05/31/05[3]	2,505	2,461
Federal National Mortgage Association
1.28%, 08/20/04[3]	6,531	6,527
2.33%, 07/22/05[3]	7,536	7,364

		26,693

MEDIUM-TERM NOTES – 0.06%
CC USA Inc.
1.29%, 04/15/05[3],[5]	5,024	5,024
1.51%, 02/15/053,[5]	3,266	3,268
Dorada Finance Inc.
1.24%, 08/09/043,[5]	1,256	1,256
1.48%, 01/18/053,[5]	3,768	3,768
K2 USA LLC
1.46%, 01/12/053,[5]	2,512	2,512
Sigma Finance Inc.
1.24%, 08/06/04[3]	1,256	1,256
WhistleJacket Capital LLC
1.32%, 02/04/05[3,5]	1,245	1,245

		18,329

TOTAL SHORT-TERM INVESTMENTS (Cost: $686,927)		686,927

TOTAL INVESTMENTS IN SECURITIES – 101.98% (Cost: $33,904,905)		33,539,001

Other Assets, Less Liabilities – (1.98%)		(650,610)

NET ASSETS – 100.00%		$32,888,391

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.61% to 7.00% and maturity dates ranging from 7/1/13 to 7/1/34.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2004

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Consumer Non-Cyclical	26.78%	$8,808,588
Financial	25.05	8,236,768
Industrial	12.92	4,247,944
Communications	10.16	3,342,311
Energy	8.58	2,821,097
Consumer Cyclical	7.35	2,418,469
Technology	5.73	1,885,128
Basic Materials	2.24	737,760
Utilities	1.08	354,009
Short-Term and Other Net Assets	0.11	36,317

TOTAL	100.00%	$32,888,391

See notes to financial statements.

92	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2004

	iShares Goldman Sachs
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$201,330,953	$184,990,916	$164,551,334	$135,526,760	$241,830,090

Affiliates of the investment adviser	$3,196,071	$4,718,903	$3,539,830	$2,827,924	$4,945,752

Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$196,039,024	$162,019,789	$134,944,688	$124,001,283	$278,625,143
Affiliates of the investment adviser	3,196,071	4,718,903	3,539,830	2,827,924	4,945,752
Receivables:
Investment securities sold	—	2,134,745	317,453	—	—
Dividends and interest	15,420	7,451	27,779	1,408	156,480

Total Assets	199,250,515	168,880,888	138,829,750	126,830,615	283,727,375

LIABILITIES
Payables:
Investment securities purchased	—	2,115,805	—	—	—
Collateral for securities on loan (Note 5)	13,128,617	19,661,051	14,642,582	11,661,259	20,243,554
Investment advisory fees (Note 2)	155,900	118,461	121,123	92,640	213,543

Total Liabilities	13,284,517	21,895,317	14,763,705	11,753,899	20,457,097

NET ASSETS	$185,965,998	$146,985,571	$124,066,045	$115,076,716	$263,270,278

Net assets consist of:
Paid-in capital	$198,640,313	$182,432,957	$155,339,030	$130,930,594	$227,696,118
Undistributed net investment income	—	—	—	—	11,134
Accumulated net realized loss	(7,382,386)	(12,476,259)	(1,666,339)	(4,328,401)	(1,232,027)
Net unrealized appreciation (depreciation)	(5,291,929)	(22,971,127)	(29,606,646)	(11,525,477)	36,795,053

NET ASSETS	$185,965,998	$146,985,571	$124,066,045	$115,076,716	$263,270,278

Shares outstanding	4,450,000	5,450,000	2,450,000	3,400,000	2,250,000

Net asset value per share	$41.79	$26.97	$50.64	$33.85	$117.01

[a]	Securities on loan with market values of $12,592,745, $18,297,812, $13,748,172, $11,157,065 and $19,555,038, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2004

	iShares MSCI	iShares NYSE
	EAFE Index Fund	Composite Index Fund	100 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$9,600,505,081	$15,877,599	$33,716,304

Affiliates of the investment adviser	$514,736,726	$400,273	$188,601

Foreign currency, at cost	$21,395,609	$—	$—

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$10,086,901,442	$15,712,800	$33,350,400
Affiliates of the investment adviser	512,934,259	396,664	188,601
Foreign currency, at value	20,943,823	—	—
Receivables:
Investment securities sold	30,390,226	5,563	84,030
Dividends and interest	11,528,782	20,210	59,011
Capital shares sold	2,249,605	—	—

Total Assets	10,664,948,137	16,135,237	33,682,042

LIABILITIES
Payables:
Investment securities purchased	40,672,761	10,120	129,796
Collateral for securities on loan (Note 5)	1,885,629,977	1,413,674	652,742
Investment advisory fees (Note 2)	4,904,236	6,222	11,113

Total Liabilities	1,931,206,974	1,430,016	793,651

NET ASSETS	$8,733,741,163	$14,705,221	$32,888,391

Net assets consist of:
Paid-in capital	$8,239,170,266	$14,852,304	$33,220,309
Undistributed net investment income	118,589,585	21,596	72,084
Accumulated net realized loss	(108,109,048)	(271)	(38,098)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	484,090,360	(168,408)	(365,904)

NET ASSETS	$8,733,741,163	$14,705,221	$32,888,391

Shares outstanding	64,000,000	250,000	550,000

Net asset value per share	$136.46	$58.82	$59.80

[a]	Securities on loan with market values of $1,793,462,412 and $1,367,445 and $634,116, respectively. See Note 5.

See notes to financial statements.

94	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended July 31, 2004

	iShares Goldman Sachs
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
NET INVESTMENT INCOME
Dividends[a]	$429,045	$204,350	$503,694	$118,726	$2,684,270
Interest[b]	496	647	509	393	828
Securities lending income[b]	14,367	27,272	22,912	15,507	22,220

Total investment income	443,908	232,269	527,115	134,626	2,707,318

EXPENSES (Note 2)
Investment advisory fees	731,811	619,535	890,736	648,960	738,702

Total expenses	731,811	619,535	890,736	648,960	738,702

Net investment income (loss)	(287,903)	(387,266)	(363,621)	(514,334)	1,968,616

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,227,949)	(2,542,146)	(190,284)	(3,400,503)	(285,351)
In-kind redemptions	5,852,712	31,168,120	30,048,272	33,788,327	—

Net realized gain (loss)	3,624,763	28,625,974	29,857,988	30,387,824	(285,351)

Net change in unrealized appreciation (depreciation)	(21,132)	(22,441,267)	(26,169,044)	(12,372,561)	36,823,886

Net realized and unrealized gain	3,603,631	6,184,707	3,688,944	18,015,263	36,538,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,315,728	$5,797,441	$3,325,323	$17,500,929	$38,507,151

[a]	Net of foreign withholding tax of $1,188, $–, $7,094, $– and $135,970, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment adviser. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended July 31, 2004

	iShares MSCI	iShares NYSE
	EAFE Index Fund	Composite Index Fund[a]	100 Index Fund[b]
NET INVESTMENT INCOME
Dividends[c,d]	$154,582,251	$95,164	$201,871
Interest[d]	22,356	38	68
Securities lending income[d]	3,983,904	598	585

Total investment income	158,588,511	95,800	202,524

EXPENSES (Note 2)
Investment advisory fees	20,603,858	10,729	19,356

Total expenses	20,603,858	10,729	19,356

Net investment income	137,984,653	85,071	183,168

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(27,997,882)	680	(38,098)
In-kind redemptions	42,008,674	—	—
Foreign currency transactions	1,207,980	—	—

Net realized gain (loss)	15,218,772	680	(38,098)

Net change in unrealized appreciation (depreciation) on:
Investments	689,844,339	(168,408)	(365,904)
Translation of assets and liabilities in foreign currencies	(370,079)	—	—

Net change in unrealized appreciation (depreciation)	689,474,260	(168,408)	(365,904)

Net realized and unrealized gain (loss)	704,693,032	(167,728)	(404,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$842,677,685	$(82,657)	$(220,834)

[a]	For the period from March 30, 2004 (commencement of operations) through July 31, 2004.
[b]	For the period from March 29, 2004 (commencement of operations) through July 31, 2004.
[c]	Net of foreign withholding tax of $7,392,883, $5,587 and $–, respectively.
[d]	Includes income earned from affiliates of the Funds’ investment adviser. See Note 2.

See notes to financial statements.

96	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Goldman Sachs Technology Index Fund		iShares Goldman Sachs Networking Index Fund		iShares Goldman Sachs Semiconductor Index Fund
	For the year ended July 31, 2004	For the year ended July 31, 2003	For the year ended July 31, 2004	For the year ended July 31, 2003	For the year ended July 31, 2004	For the year ended July 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(287,903)	$(98,761)	$(387,266)	$(45,668)	$(363,621)	$(125,706)
Net realized gain (loss)	3,624,763	(2,212,428)	28,625,974	(16,990,128)	29,857,988	(8,081,409)
Net change in unrealized appreciation (depreciation)	(21,132)	19,307,985	(22,441,267)	32,671,417	(26,169,044)	25,211,542

Net increase in net assets resulting from operations	3,315,728	16,996,796	5,797,441	15,635,621	3,325,323	17,004,427

DISTRIBUTIONS TO SHAREHOLDERS:
Return of capital	—	—	—	—	(16,591)	—

Total distributions to shareholders	—	—	—	—	(16,591)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	96,476,148	86,037,387	158,696,426	69,247,876	189,216,332	127,376,284
Cost of shares redeemed	(17,809,662)	(20,244,859)	(98,425,006)	(28,185,614)	(169,974,898)	(107,386,390)

Net increase in net assets from capital share transactions	78,666,486	65,792,528	60,271,420	41,062,262	19,241,434	19,989,894

INCREASE IN NET ASSETS	81,982,214	82,789,324	66,068,861	56,697,883	22,550,166	36,994,321

NET ASSETS:
Beginning of year	103,983,784	21,194,460	80,916,710	24,218,827	101,515,879	64,521,558

End of year	$185,965,998	$103,983,784	$146,985,571	$80,916,710	$124,066,045	$101,515,879

SHARES ISSUED AND REDEEMED:
Shares sold	2,150,000	2,650,000	5,150,000	3,950,000	3,300,000	3,250,000
Shares redeemed	(400,000)	(650,000)	(3,600,000)	(1,900,000)	(2,950,000)	(2,700,000)

Net increase in shares outstanding	1,750,000	2,000,000	1,550,000	2,050,000	350,000	550,000

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Goldman Sachs Software Index Fund		iShares Goldman Sachs Natural Resources Index Fund		iShares MSCI EAFE Index Fund
	For the year ended July 31, 2004	For the year ended July 31, 2003	For the year ended July 31, 2004	For the year ended July 31, 2003	For the year ended July 31, 2004	For the year ended July 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(514,334)	$(202,351)	$1,968,616	$597,223	$137,984,653	$54,720,307
Net realized gain (loss)	30,387,824	(7,013,246)	(285,351)	(620,341)	15,218,772	(392,716,913)
Net change in unrealized appreciation (depreciation)	(12,372,561)	21,140,911	36,823,886	3,257,961	689,474,260	339,476,484

Net increase in net assets resulting from operations	17,500,929	13,925,314	38,507,151	3,234,843	842,677,685	1,479,878

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	(1,994,347)	(526,412)	(60,506,712)	(41,788,985)

Total distributions to shareholders	—	—	(1,994,347)	(526,412)	(60,506,712)	(41,788,985)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	152,789,369	123,561,162	174,538,103	28,693,690	5,077,705,450	1,397,031,369
Cost of shares redeemed	(170,410,559)	(60,058,684)	—	—	(135,907,513)	(2,150,388,129)

Net increase (decrease) in net assets from capital share transactions	(17,621,190)	63,502,478	174,538,103	28,693,690	4,941,797,937	(753,356,760)

INCREASE (DECREASE) IN NET ASSETS	(120,261)	77,427,792	211,050,907	31,402,121	5,723,968,910	(793,665,867)

NET ASSETS:
Beginning of year	115,196,977	37,769,185	52,219,371	20,817,250	3,009,772,253	3,803,438,120

End of year	$115,076,716	$115,196,977	$263,270,278	$52,219,371	$8,733,741,163	$3,009,772,253

Undistributed net investment income included in net assets at end of year	$—	$—	$11,134	$69,217	$118,589,585	$39,689,896

SHARES ISSUED AND REDEEMED:
Shares sold	4,250,000	4,400,000	1,650,000	350,000	37,800,000	13,400,000
Shares redeemed	(4,500,000)	(2,350,000)	—	—	(1,000,000)	(22,000,000)

Net increase (decrease) in shares outstanding	(250,000)	2,050,000	1,650,000	350,000	36,800,000	(8,600,000)

See notes to financial statements.

98	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE Composite Index Fund	iShares NYSE 100 Index Fund
	For the period March 30, 2004[a] to July 31, 2004	For the period March 29, 2004[a] to July 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$85,071	$183,168
Net realized gain (loss)	680	(38,098)
Net change in unrealized appreciation (depreciation)	(168,408)	(365,904)

Net decrease in net assets resulting from operations	(82,657)	(220,834)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(64,426)	(111,084)

Total distributions to shareholders	(64,426)	(111,084)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,852,304	33,220,309

Net increase in net assets from capital share transactions	14,852,304	33,220,309

INCREASE IN NET ASSETS	14,705,221	32,888,391

NET ASSETS:
Beginning of period	—	—

End of period	$14,705,221	$32,888,391

Undistributed net investment income included in net assets at end of period	$21,596	$72,084

SHARES ISSUED AND REDEEMED:
Shares sold	250,000	550,000

Net increase in shares outstanding	250,000	550,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Technology Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Mar. 13, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$38.51	$30.28	$54.58	$56.71

Income from investment operations:
Net investment loss	(0.06)	(0.04)	(0.25)	(0.08)
Net realized and unrealized gain (loss)	3.34	8.27	(24.05)	(2.05)

Total from investment operations	3.28	8.23	(24.30)	(2.13)

Net asset value, end of period	$41.79	$38.51	$30.28	$54.58

Total return	8.52%	27.18%	(44.52)%	(3.76)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$185,966	$103,984	$21,194	$79,142
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.20)%	(0.18)%	(0.30)%	(0.33)%
Portfolio turnover rate[d]	5%	11%	8%	0%[e]

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 1%.

See notes to financial statements.

100	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Networking Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$20.75	$13.09	$38.02	$36.32

Income from investment operations:
Net investment loss	(0.07)	(0.01)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	6.29	7.67	(24.87)	1.71

Total from investment operations	6.22	7.66	(24.93)	1.70

Net asset value, end of period	$26.97	$20.75	$13.09	$38.02

Total return	29.98%	58.52%	(65.57)%	4.68%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$146,986	$80,917	$24,219	$24,716
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.31)%	(0.17)%	(0.34)%	(0.50)%
Portfolio turnover rate[d]	12%	26%	46%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Semiconductor Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$48.34	$41.63	$73.93	$65.65

Income from investment operations:
Net investment loss	(0.16)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	2.46	6.77	(32.23)	8.29

Total from investment operations	2.30	6.71	(32.30)	8.28

Less distributions from:
Return of capital	(0.00)[f]	—	—	—

Total distributions	(0.00)[f]	—	—	—

Net asset value, end of period	$50.64	$48.34	$41.63	$73.93

Total return	4.76%	16.12%	(43.69)%	12.61%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$124,066	$101,516	$64,522	$33,268
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.20)%	(0.20)%	(0.29)%	(0.38)%
Portfolio turnover rate[d]	6%	11%	8%	0%[e]

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 1%.
[f]	Rounds to less than $0.01.

See notes to financial statements.

102	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Software Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$31.56	$23.61	$48.28	$49.12

Income from investment operations:
Net investment loss	(0.15)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	2.44	8.01	(24.60)	(0.83)

Total from investment operations	2.29	7.95	(24.67)	(0.84)

Net asset value, end of period	$33.85	$31.56	$23.61	$48.28

Total return	7.26%	33.67%	(51.10)%	(1.71)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$115,077	$115,197	$37,769	$26,556
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.40)%	(0.43)%	(0.42)%	(0.50)%
Portfolio turnover rate[d]	11%	9%	14%	0%[e]

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Natural Resources Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Period from Oct. 22, 2001[a] to Jul. 31, 2002
Net asset value, beginning of period	$87.03	$83.27	$94.92

Income from investment operations:
Net investment income	1.34	1.51	1.10
Net realized and unrealized gain (loss)	30.08	3.66	(11.69)

Total from investment operations	31.42	5.17	(10.59)

Less distributions from:
Net investment income	(1.44)	(1.41)	(1.06)

Total distributions	(1.44)	(1.41)	(1.06)

Net asset value, end of period	$117.01	$87.03	$83.27

Total return	36.34%	6.27%	(11.29)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$263,270	$52,219	$20,817
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	1.33%	1.92%	1.51%
Portfolio turnover rate[d]	7%	7%	12%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Period from Aug. 14, 2001[a] to Jul. 31, 2002
Net asset value, beginning of period	$110.65	$106.24	$127.63

Income from investment operations:
Net investment income	1.94	2.58	0.93
Net realized and unrealized gain (loss)	25.44	3.71	(22.07)

Total from investment operations	27.38	6.29	(21.14)

Less distributions from:
Net investment income	(1.57)	(1.88)	(0.25)

Total distributions	(1.57)	(1.88)	(0.25)

Net asset value, end of period	$136.46	$110.65	$106.24

Total return	24.81%	6.17%	(16.57)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,733,741	$3,009,772	$3,803,438
Ratio of expenses to average net assets[c]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[c]	2.34%	2.31%	1.87%
Portfolio turnover rate[d]	7%	8%	8%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE
	Composite Index Fund	100 Index Fund
	Period from Mar. 30, 2004[a] to Jul. 31, 2004	Period from Mar. 29, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$60.34	$60.80

Income from investment operations:
Net investment income	0.34	0.33
Net realized and unrealized loss	(1.60)	(1.13)

Total from investment operations	(1.26)	(0.80)

Less distributions from:
Net investment income	(0.26)	(0.20)

Total distributions	(0.26)	(0.20)

Net asset value, end of period	$58.82	$59.80

Total return	(2.10)%[b]	(1.32)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,705	$32,888
Ratio of expenses to average net assets[c]	0.25%	0.20%
Ratio of net investment income to average net assets[c]	1.98%	1.89%
Portfolio turnover rate[d]	1%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

I. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2004, the Trust offered 72 investment portfolios or funds.

These financial statements relate only to the iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources, iShares MSCI EAFE, iShares NYSE Composite and the iShares NYSE 100 Index Funds (each a “Fund”, collectively the “Funds”). The iShares NYSE Composite and iShares NYSE 100 Index Funds commenced operations on March 30, 2004 and March 29, 2004, respectively.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares MSCI EAFE Index Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale prices on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at latest quoted bid prices. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price or, in the absence of any sale on the valuation date, at latest quoted bid prices, which will be obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available will be valued at latest quoted bid

NOTES TO THE FINANCIAL STATEMENTS	107

Notes to the Financial Statements (Continued)

iSHARES® TRUST

prices, which will be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Short-term investments and debt securities maturing in 60 days or less will be valued at amortized cost. Securities of investment companies, other than investment companies whose shares are traded on an exchange, will be valued at the fund’s published net asset value per share. Any securities, including restricted securities or other assets, for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the iShares MSCI EAFE Index Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies generally are translated into U.S. dollars at the prevailing rates of exchange at the end of each U.S. business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The iShares MSCI EAFE Index Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At July 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Long-Term Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Goldman Sachs Technology	$—	$(7,834,266)	$(4,840,049)	$(12,674,315)
Goldman Sachs Networking	—	(25,684,363)	(9,763,023)	(35,447,386)
Goldman Sachs Semiconductor	—	(30,114,575)	(1,158,410)	(31,272,985)
Goldman Sachs Software	—	(13,318,968)	(2,534,910)	(15,853,878)
Goldman Sachs Natural Resources	46,585	36,086,462	(558,887)	35,574,160
MSCI EAFE	124,316,845	443,752,855	(72,995,269)	495,074,431
NYSE Composite	21,596	(168,679)	—	(147,083)
NYSE 100	72,084	(374,855)	(29,147)	(331,918)

108	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The differences between the components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to differing treatments of wash sales.

For the years ended July 31, 2004 and July 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2004.

From November 1, 2003 to July 31, 2004, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending July 31, 2005, as follows:

Deferred Net Realized Capital Losses
Goldman Sachs Technology	$97,770
Goldman Sachs Networking	591,990
Goldman Sachs Software	129,968

The Funds had tax basis net capital loss carryforwards at July 31, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Total
Goldman Sachs Technology	$638,692	$1,579,887	$2,523,700	$4,742,279
Goldman Sachs Networking	130,370	5,798,354	3,242,309	9,171,033
Goldman Sachs Semiconductor	175,882	472,453	510,075	1,158,410
Goldman Sachs Software	177,253	1,465,904	761,567	2,404,724
Goldman Sachs Natural Resources	—	371,436	187,451	558,887
MSCI EAFE	55,269	37,219,384	35,720,616	72,995,269
NYSE 100	—	—	29,148	29,148

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

The iShares MSCI EAFE Index Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law code, as “passive foreign investment companies”. The iShares MSCI EAFE Index Fund may elect to mark-to-market annually the shares of each passive foreign investment company, and would be required to distribute to shareholders any such mark-to-market gains.

NOTES TO THE FINANCIAL STATEMENTS	109

Notes to the Financial Statements (Continued)

iSHARES® TRUST

For the year ended July 31, 2004, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended July 31, 2004 are disclosed in the Funds’ Statements of Operations.

At July 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Goldman Sachs Technology	$207,069,361	$9,337,736	$(17,172,002)	$(7,834,266)
Goldman Sachs Networking	192,423,055	3,373,917	(29,058,280)	(25,684,363)
Goldman Sachs Semiconductor	168,599,093	2,470,262	(32,584,837)	(30,114,575)
Goldman Sachs Software	140,148,175	3,117,218	(16,436,186)	(13,318,968)
Goldman Sachs Natural Resources	247,484,433	37,299,902	(1,213,440)	36,086,462
MSCI EAFE	10,156,082,846	672,126,465	(228,373,610)	443,752,855
NYSE Composite	16,278,143	465,591	(634,270)	(168,679)
NYSE 100	33,913,856	946,643	(1,321,498)	(374,855)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Funds, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. At July 31, 2004 a portion of the Funds’ cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

110	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Goldman Sachs Technology	0.50%
Goldman Sachs Networking	0.50
Goldman Sachs Semiconductor	0.50
Goldman Sachs Software	0.50
Goldman Sachs Natural Resources	0.50%
MSCI EAFE	0.35
NYSE Composite	0.25
NYSE 100	0.20

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Goldman Sachs Technology	$14,419
Goldman Sachs Networking	27,327
Goldman Sachs Semiconductor	22,962
Goldman Sachs Software	15,554
Goldman Sachs Natural Resources	22,342
MSCI EAFE	3,998,489
NYSE Composite	609
NYSE 100	587

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended July 31, 2004, BGIS did not receive any brokerage commissions from the Funds.

As defined in Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned on record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund (other than BGIS) did not execute any investment transactions with or on behalf of such Fund during the year ended July 31, 2004.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the year ended July 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first eleven months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth in Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last month of the fiscal year.

NOTES TO THE FINANCIAL STATEMENTS	111

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment of each iShares Fund in shares of issuers affiliated with BGFA for the year ended July 31, 2004, including income earned from affiliated issuers and net realized gains from sales of affiliated issuers.

iShares Index Fund and Name of Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain
Goldman Sachs Technology
IMMF	39	7,587	7,536	90	$90,285	$493	$—
Goldman Sachs Networking
IMMF	42	11,728	11,702	68	67,765	644	—
Goldman Sachs Semiconductor
IMMF	97	6,958	6,979	76	75,892	507	—
Goldman Sachs Software
IMMF	19	6,338	6,288	69	69,265	390	—
Goldman Sachs Natural Resources
IMMF	19	10,137	9,999	157	156,813	821	—
MSCI EAFE
IMMF	1,188	399,736	396,842	4,082	4,082,479	26,603	—
Barclays PLC	3,347	4,527	369	7,505	62,775,639	2,017,156	403,110
NYSE Composite
IMMF	—	136	131	5	4,910	38	—
Barclays PLC	—	2	—	2	57,325	—	—
NYSE 100
IMMF	—	270	236	34	34,185	67	—

The Funds invested cash collateral from securities on loan in the IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Funds’ holdings of the IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of July 31, 2004, certain trustees and officers of the Trust are also officers of BGI.

112	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2004, were as follows:

iShares Index Fund	Purchases	Sales
Goldman Sachs Technology	$7,864,957	$8,113,946
Goldman Sachs Networking	14,755,974	15,086,982
Goldman Sachs Semiconductor	10,234,834	10,840,457
Goldman Sachs Software	14,511,608	15,048,645
Goldman Sachs Natural Resources	10,923,199	10,878,706
MSCI EAFE	547,794,491	403,320,448
NYSE Composite	106,634	83,597
NYSE 100	855,281	787,087

In-kind transactions (see Note 4) for the year ended July 31, 2004, were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Goldman Sachs Technology	$96,467,792	$17,809,915
Goldman Sachs Networking	158,694,969	98,408,462
Goldman Sachs Semiconductor	189,214,357	170,012,422
Goldman Sachs Software	152,852,310	170,466,176
Goldman Sachs Natural Resources	174,455,882	—
MSCI EAFE	4,993,014,091	131,659,499
NYSE Composite	14,836,363	—
NYSE 100	33,187,882	—

4. CAPITAL SHARE TRANSACTIONS

At July 31, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	113

Notes to the Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral, which consists of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of July 31, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at July 31, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

114	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Goldman Sachs Series Funds, the iShares MSCI EAFE Index Fund and the iShares NYSE Series Funds (the “Funds”), as listed on the table of contents, at July 31, 2004, the results of each of their operations for the period then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 17, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	115

Tax Information (Unaudited)

iSHARES® TRUST

For the year ended July 31, 2004, the iShares MSCI EAFE Index Fund earned foreign source income of $161,975,135 and paid foreign taxes of $6,085,235 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

For corporate shareholders, 88.23% of the income dividends paid by the iShares Goldman Sachs Natural Resources Index Fund, 62.86% of the income dividends paid by the iShares NYSE Composite Index Fund and 100% of the income dividends paid by the iShares NYSE 100 Index Fund during the year ended July 31, 2004 qualified for the dividends-received deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the following Funds hereby designate the following maximum amounts as qualifed dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended July 31, 2004:

iShares Index Fund	Qualified Dividend Income
Goldman Sachs Natural Resources	$1,953,259
MSCI EAFE	71,376,085
NYSE Composite	85,071
NYSE 100	183,168

In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

116	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. Except as noted in the following tables, the information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through June 30, 2004, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Goldman Sachs Technology Index Fund

Period Covered: April 1, 2001 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.37%
Greater than 0.5% and Less than 1.0%	18	2.22
Between 0.5% and – 0.5%	756	93.34
Less than – 0.5% and Greater than – 1.0%	23	2.84
Less than – 1.0% and Greater than – 1.5%	7	0.86
Less than – 1.5%	3	0.37

	810	100.00%

SUPPLEMENTAL INFORMATION	117

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Goldman Sachs Networking Index Fund

Period Covered: October 1, 2001 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.58%
Greater than 0.5% and Less than 1.0%	42	6.11
Between 0.5% and – 0.5%	584	85.02
Less than – 0.5% and Greater than – 1.0%	44	6.40
Less than – 1.0% and Greater than – 1.5%	7	1.02
Less than – 1.5%	6	0.87

	687	100.00%

iShares Goldman Sachs Semiconductor Index Fund

Period Covered: October 1, 2001 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.44%
Greater than 0.5% and Less than 1.0%	18	2.62
Between 0.5% and – 0.5%	633	92.14
Less than – 0.5% and Greater than – 1.0%	26	3.78
Less than – 1.0% and Greater than – 1.5%	4	0.58
Less than – 1.5%	3	0.44

	687	100.00%

iShares Goldman Sachs Software Index Fund

Period Covered: October 1, 2001 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.44%
Greater than 0.5% and Less than 1.0%	17	2.47
Between 0.5% and – 0.5%	643	93.60
Less than – 0.5% and Greater than – 1.0%	20	2.91
Less than – 1.0%	4	0.58

	687	100.00%

118	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Goldman Sachs Natural Resources Index Fund

Period Covered: January 1, 2002 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and – 0.5%	616	98.89%
Less than – 0.5% and Greater than – 1.0%	5	0.79
Less than – 1.0%	2	0.32

	623	100.00%

iShares MSCI EAFE Index Fund

Period Covered: October 1, 2001 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	5	0.73%
Greater than 1.5% and Less than 2.0%	11	1.60
Greater than 1.0% and Less than 1.5%	74	10.77
Greater than 0.5% and Less than 1.0%	189	27.51
Between 0.5% and – 0.5%	353	51.39
Less than – 0.5% and Greater than – 1.0%	40	5.82
Less than – 1.0% and Greater than – 1.5%	13	1.89
Less than – 1.5%	2	0.29

	687	100.00%

iShares NYSE Composite Index Fund

Period Covered: April 2, 2004 through June 30, 2004*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	1.64%
Between 0.5% and – 0.5%	59	96.72
Less than – 0.5%	1	1.64

	61	100.00%

*	April 2, 2004 is the first day of trading on the stock exchange on which the shares of the Fund are listed for trading.

SUPPLEMENTAL INFORMATION	119

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares NYSE 100 Index Fund

Period Covered: April 2, 2004 through June 30, 2004*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	3.28%
Between 0.5% and – 0.5%	58	95.08
Less than – 0.5%	1	1.64

	61	100.00%

*	April 2, 2004 is the first day of trading on the stock exchange on which the shares of the Fund are listed for trading.

120	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 96 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 121 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

Interested Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss (42)	Trustee, Chairman, and President (since June 18, 2003)	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the individual Investor Business of BGI (1997-2003).	Director (since June 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001).

*Nathan Most (90)	Trustee (since December 16, 1999)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (1998 to present); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Director (since 1996) and President (1996-2002) of iShares, Inc.

*John E. Martinez (42)	Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since December 5, 2003) of iShares, Inc.; Director (1998-2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGI, the parent company of BGFA. John E. Martinez is also deemed to be an “interested person” because of his affiliation with Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE INFORMATION	121

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John B. Carroll (68)	Trustee (since January 1, 2002)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Director (since 1996) of iShares, Inc.; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Trustee (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (1994-2002) of Dresdner/RCM Mutual Funds; Director (since 1999) of Tyon Ranch Company.

W. Allen Reed (57)	Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.

122	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham (38)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

TRUSTEE INFORMATION	123

Notes:

124	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	125

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $ InvesTopTM Corporate (LQD)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTopTM” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Annual Report.

126	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, or issued by Goldman, Sachs & Co., nor are they sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International Inc., or New York Stock Exchange, Inc., nor do these companies make any representation regarding the availability of investing in the iShares Funds.

© 2004 Barclays Global Investors. Al rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without change, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov.

Beginning December 30, 2004, the Funds will be filing their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s web-site at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS GLOBAL INVESTORS	BARCLAYS

Item 2.	Code of Ethics.

As of July 31, 2004, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer, President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended July 31, 2004, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 11(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are John B. Carroll, Richard K. Lyons, George C. Parker and W. Allen Reed, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), and 4(d) relate to the eight series of the Registrant for which the fiscal year-end is July 31, 2004 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $54,000 and $77,000 for the fiscal years ended July 31, 2003 and July 31, 2004, respectively.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2003 and July 31, 2004 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $32,400 and $43,200 for the fiscal years ended July 31, 2003 and July 31, 2004, respectively.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended July 31, 2003 and July 31, 2004 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as most recently amended in June 2004, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2004 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal years ended July 31, 2003 and July 31, 2004 were $1,120,831 and $483,216 respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are John B. Carroll, Richard K. Lyons, George C. Parker and W. Allen Reed.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9.	Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 10.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President

Date: September 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President

Date: September 30, 2004

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer

Date: September 30, 2004